UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)
Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund — Portfolio of investments

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace & defense	0.55%
Air freight & logistics	0.97
Airlines	0.51
Auto components	1.12
Automobiles	0.84
Beverages	0.49
Biotechnology	1.54
Building products	0.61
Capital markets	2.02
Chemicals	1.09
Commercial banks	6.23
Communications equipment	0.92
Computers & peripherals	1.14
Construction & engineering	0.06
Construction materials	0.26
Consumer finance	0.37
Diversified financial services	1.20
Diversified telecommunication services	1.17
Electric utilities	1.61
Energy equipment & services	1.95
Food & staples retailing	1.12
Food products	1.16
Health care equipment & supplies	2.08
Health care providers & services	1.37
Hotels, restaurants & leisure	1.69
Household durables	0.41
Household products	0.54
Industrial conglomerates	1.72
Insurance	3.79
Internet & catalog retail	0.20
Internet software & services	0.28
IT services	0.69
Life sciences tools & services	0.52
Machinery	2.05
Marine	0.17
Media	2.88
Metals & mining	0.81
Multiline retail	0.15
Multi-utilities	0.98
Office electronics	0.40
Oil, gas & consumable fuels	4.43
Pharmaceuticals	4.66
Professional services	0.25
Real estate management & development	0.44
Road & rail	1.39
Semiconductors & semiconductor equipment	2.87
Software	2.14
Specialty retail	0.59
Textiles, apparel & luxury goods	0.20
Tobacco	0.44
Trading companies & distributors	0.59
Wireless telecommunication services	1.65

Total common stocks	67.31

UBS Global Securities Relationship Fund — Portfolio of investments

Bonds
Corporate bonds
Banks	0.16
Capital markets	0.03
Commercial services	0.02
Consumer finance	0.01
Diversified financial services	0.02
Electric utilities	0.02
Wireless telecommunication services	0.03

Total corporate bonds	0.29
Asset-backed securities	0.28
Collateralized debt obligations	0.15
Commercial mortgage-backed securities	0.64
Mortgage & agency debt securities	5.56
US government obligations	2.58
Non US government obligations	0.69
Sovereign/supranational bond	0.02

Total bonds	10.21
Investment companies
UBS Corporate Bond Relationship Fund	3.14
UBS Emerging Markets Equity Relationship Fund	1.91
UBS High Yield Relationship Fund	5.53
UBS Small-Cap Equity Relationship Fund	3.54
UBS U.S. Securitized Mortgage Relationship Fund	4.62
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	0.37

Total investment companies	19.11
Short-term investment	4.15
Options purchased	0.01
Investment of cash collateral from securities loaned	2.64

Total investments	103.43
Liabilities, in excess of cash and other assets	(3.43)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—67.31%
Australia—1.12%
BHP Billiton Ltd.	323,307	$8,307,051
National Australia Bank Ltd.	179,242	3,642,862
Orica Ltd.	259,188	4,415,510
Qantas Airways Ltd.	1,711,452	4,336,021
QBE Insurance Group Ltd.	154,691	3,343,322

Total Australia common stocks		24,044,766

Austria—0.36%
Telekom Austria AG	441,098	7,773,508

Canada—1.36%
Canadian National Railway Co.	131,900	6,293,523
Manulife Financial Corp.	137,100	4,931,349
Potash Corp. of Saskatchewan	9,400	1,240,894
Toronto-Dominion Bank	134,900	8,122,520
TransCanada Corp.(1)	236,700	8,489,395

Total Canada common stocks		29,077,681

Finland—0.36%
Nokia Oyj	409,028	7,625,391

France—2.34%
AXA SA	191,247	6,269,638
BNP Paribas	121,177	11,649,149
GDF Suez	154,281	8,072,839
Societe Generale	31,049	2,818,460
Technip SA	62,820	3,529,003
Total SA	295,636	17,835,981

Total France common stocks		50,175,070

Germany—2.30%
Allianz SE	19,146	2,633,197
Daimler AG	138,754	7,012,621
E.ON AG	136,655	6,920,655
Henkel AG & Co KGaA, Preference shares	140,553	5,163,136
MAN AG	32,862	2,207,441
Metro AG	84,956	4,254,971
Muenchener Rueckversicherungs-Gesellschaft AG	78,478	11,847,669
Siemens AG	97,305	9,132,500

Total Germany common stocks		49,172,190

Greece—0.21%
Alpha Bank AE	201,642	4,433,490

Hong Kong—0.58%
Bank of East Asia Ltd.	1,061,000	3,309,430
Esprit Holdings Ltd.	567,000	3,483,608
New World Development Ltd.	3,714,000	4,143,568
Sun Hung Kai Properties Ltd.	137,000	1,406,703

Total Hong Kong common stocks		12,343,309

Ireland—0.66%
Bank of Ireland	717,038	4,122,649
CRH PLC	248,355	5,404,885
Elan Corp. PLC ADR*	189,600	2,023,032
Ryanair Holdings PLC ADR*	118,900	2,666,927

Total Ireland common stocks		14,217,493

Italy—0.19%
Intesa Sanpaolo SpA	754,675	4,119,584

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Japan—4.34%
Bank of Yokohama Ltd.	658,000	$3,192,041
Canon, Inc.	228,300	8,535,470
Honda Motor Co., Ltd.	367,700	10,920,839
Japan Tobacco, Inc.	2,502	9,419,649
Kao Corp.	113,000	3,027,215
Komatsu Ltd.	257,800	4,172,968
Kuraray Co. Ltd.	264,000	2,602,484
Mitsubishi Corp.	319,500	6,648,717
Mitsui Fudosan Co., Ltd.	192,000	3,696,331
Mitsui OSK Lines Ltd.	433,000	3,746,937
Mitsui Sumitomo Insurance Group Holdings, Inc.	131,000	4,430,485
Nomura Holdings, Inc.	398,600	5,144,155
NTT DoCoMo, Inc.	4,205	6,780,994
Shin-Etsu Chemical Co., Ltd.	79,200	3,770,682
Sumitomo Mitsui Financial Group, Inc.	1,322	8,282,163
Sumitomo Trust & Banking Co., Ltd.	803,000	5,327,192
THK Co. Ltd.	199,200	3,093,554

Total Japan common stocks		92,791,876

Jersey (Channel Islands)—0.09%
Experian PLC	300,718	1,994,014

Luxembourg—0.15%
ArcelorMittal	62,278	3,115,100

Netherlands—0.60%
ASML Holding NV	359,079	6,411,518
Reed Elsevier NV	225,100	3,355,561
TNT NV	109,313	3,057,294

Total Netherlands common stocks		12,824,373

Norway—0.14%
Norsk Hydro ASA	448,000	3,025,730

Singapore—0.25%
Singapore Telecommunications Ltd.	2,374,000	5,433,337

Spain—0.24%
Banco Bilbao Vizcaya Argentaria SA	319,783	5,184,030

Switzerland—3.27%
Adecco SA	78,491	3,429,628
Credit Suisse Group AG	171,672	8,173,544
Givaudan SA	6,725	5,576,734
Nestle SA	398,829	17,250,176
Novartis AG	287,787	15,052,808
Roche Holding AG	100,953	15,737,253
Synthes, Inc.	35,096	4,847,700

Total Switzerland common stocks		70,067,843

United Kingdom—4.32%
Associated British Foods PLC	439,482	5,556,585
Balfour Beatty PLC	224,538	1,208,010
Barclays PLC	1,640,529	9,965,840
BP PLC	1,502,519	12,508,150
British Sky Broadcasting Group PLC	1,226,565	9,121,376
Cobham PLC	1,061,568	3,590,615
Kingfisher PLC	1,280,754	3,036,909
Prudential PLC	472,702	4,351,106
Rio Tinto PLC	39,556	2,461,206

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
United Kingdom—(concluded)
Sage Group PLC	1,224,947	$4,264,341
Standard Chartered PLC	191,482	4,651,146
Tesco PLC	1,124,762	7,822,105
Tullow Oil PLC	247,750	3,161,996
Vodafone Group PLC	6,699,479	14,800,475
Wolseley PLC	797,391	6,072,778

Total United Kingdom common stocks		92,572,638

United States—44.43%
Abbott Laboratories	61,800	3,558,444
Abercrombie & Fitch Co.	37,000	1,459,650
ACE Ltd.	119,700	6,479,361
Adobe Systems, Inc.*	21,200	836,764
Aflac, Inc.	275,800	16,203,250
Allergan, Inc.	321,600	16,562,400
Amazon.com, Inc.*	58,800	4,278,288
American Electric Power Co., Inc.	206,250	7,637,438
American Tower Corp., Class A*	31,400	1,129,458
Amgen, Inc.*	142,600	8,451,902
Analog Devices, Inc.	498,600	13,138,110
Apple, Inc.*	38,500	4,375,910
AT&T, Inc.	427,100	11,924,632
Automatic Data Processing, Inc.	64,500	2,757,375
Baker Hughes, Inc.	268,500	16,254,990
Bank of New York Mellon Corp.	328,100	10,689,498
Baxter International, Inc.	69,200	4,541,596
Becton, Dickinson & Co.	18,200	1,460,732
BlackRock, Inc.	8,300	1,614,350
BorgWarner, Inc.	305,300	10,004,681
Broadcom Corp., Class A*	250,100	4,659,363
Burlington Northern Santa Fe Corp.	173,800	16,064,334
Cameron International Corp.*	35,300	1,360,462
Campbell Soup Co.	48,600	1,875,960
Carnival Corp.	337,300	11,923,555
Cephalon, Inc.*	38,500	2,983,365
Chesapeake Energy Corp.	29,000	1,039,940
Chevron Corp.	156,900	12,941,112
Cisco Systems, Inc.*	239,800	5,409,888
Citigroup, Inc.	1,165,375	23,901,841
City National Corp.	86,000	4,669,800
Coach, Inc.*	167,300	4,189,192
Colgate-Palmolive Co.	27,300	2,057,055
Comcast Corp., Class A	1,077,200	21,145,436
CONSOL Energy, Inc.	31,300	1,436,357
Constellation Brands, Inc., Class A*	350,200	7,515,292
Covidien Ltd.	158,000	8,494,080
DaVita, Inc.*	81,200	4,629,212
Discover Financial Services	575,975	7,959,975
EOG Resources, Inc.	67,600	6,047,496
Exelon Corp.	261,900	16,400,178
Express Scripts, Inc.*	29,800	2,199,836
FedEx Corp.	225,200	17,799,808
Fifth Third Bancorp(1)	890,900	10,601,710
Fortune Brands, Inc.	151,700	8,701,512
Freeport-McMoRan Copper & Gold, Inc.	11,500	653,775
General Dynamics Corp.	26,800	1,973,016

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
United States—(continued)
General Electric Co.	1,086,400	$27,703,200
Genzyme Corp.*	265,900	21,508,651
Goldman Sachs Group, Inc.	33,000	4,224,000
Google, Inc., Class A*	15,000	6,007,800
Halliburton Co.	543,100	17,591,009
Hartford Financial Services Group, Inc.	149,900	6,144,401
Hewlett-Packard Co.	260,800	12,059,392
Illinois Tool Works, Inc.	386,300	17,171,035
Intel Corp.	1,491,200	27,930,175
International Game Technology	110,900	1,905,262
Interpublic Group of Cos., Inc.*	1,071,800	8,306,450
Intuit, Inc.*	337,600	10,671,536
J. Crew Group, Inc.*(1)	86,300	2,465,591
Johnson & Johnson	277,824	19,247,646
Johnson Controls, Inc.	457,600	13,879,008
JPMorgan Chase & Co.	38,300	1,788,610
Laboratory Corp. of America Holdings*(1)	66,600	4,628,700
Marathon Oil Corp.	233,000	9,289,710
Masco Corp.	733,400	13,157,196
MasterCard, Inc., Class A	37,100	6,578,943
Medco Health Solutions, Inc.*	317,000	14,265,000
Medtronic, Inc.	249,800	12,514,980
Microsoft Corp.	777,000	20,738,130
Millipore Corp.*	94,000	6,467,200
Monsanto Co.	19,000	1,880,620
Morgan Stanley	541,650	12,457,950
NetApp, Inc.*	441,000	8,039,430
News Corp., Class A	855,700	10,259,843
NiSource, Inc.	197,400	2,913,624
Northern Trust Corp.	18,800	1,357,360
Omnicom Group, Inc.	243,000	9,370,080
Oracle Corp.*	60,900	1,236,879
PACCAR, Inc.	295,900	11,300,421
Pall Corp.	176,700	6,076,713
Peabody Energy Corp.	186,600	8,397,000
Pepco Holdings, Inc.	161,200	3,693,092
PepsiCo, Inc.	40,600	2,893,562
Pharmaceutical Product Development, Inc.	113,100	4,676,685
Praxair, Inc.	52,100	3,737,654
Precision Castparts Corp.	26,200	2,064,036
Principal Financial Group, Inc.	262,600	11,420,474
Procter & Gamble Co.	18,400	1,282,296
Prudential Financial, Inc.	40,400	2,908,800
QUALCOMM, Inc.	152,400	6,548,628
Royal Caribbean Cruises Ltd.(1)	162,800	3,378,100
Ryder System, Inc.	84,200	5,220,400
Schering-Plough Corp.	538,800	9,951,636
Schlumberger Ltd.	16,400	1,280,676
Sempra Energy	195,700	9,876,979
Sherwin-Williams Co.	40,400	2,309,264
Southwest Airlines Co.	277,500	4,026,525
Southwestern Energy Co.*	54,000	1,649,160
Sprint Nextel Corp.	2,059,526	12,563,109
Starbucks Corp.*	517,700	7,698,199
Starwood Hotels & Resorts Worldwide, Inc.	219,800	6,185,172

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares		Value
United States—(concluded)
Stryker Corp.		58,600	$3,650,780
Sunoco, Inc.		105,700	3,760,806
SunTrust Banks, Inc.		241,300	10,856,087
Symantec Corp.*		142,276	2,785,764
SYSCO Corp.		383,600	11,826,388
T Rowe Price Group, Inc.		19,200	1,031,232
Target Corp.		67,500	3,310,875
Ultra Petroleum Corp.*		104,500	5,783,030
Union Pacific Corp.		32,000	2,277,120
United Technologies Corp.		67,000	4,024,020
UnitedHealth Group, Inc.		143,700	3,648,543
Visa, Inc., Class A		87,500	5,371,625
VMware Inc., Class A*(1)		202,000	5,381,280
Weatherford International Ltd.*		76,300	1,918,182
Wells Fargo & Co.		720,700	27,047,871
Wyeth		481,100	17,771,834
Wynn Resorts Ltd.(1)		63,300	5,167,812
Xilinx, Inc.		396,400	9,295,580
XTO Energy, Inc.		54,175	2,520,221
Zimmer Holdings, Inc.*		139,900	9,031,944

Total United States common stocks			951,351,365

Total common stocks (cost $1,718,608,975)			1,441,342,788

	Face amount
Bonds—10.21%
Corporate bonds—0.29%
Germany—0.06%
Kreditanstalt fuer Wiederaufbau,
5.000%, due 07/04/11	EUR	300,000	431,570
6.000%, due 12/07/28	GBP	380,000	766,298

Ireland—0.02%			1,197,868

GE Capital European Funding,
4.625%, due 08/23/10	EUR	330,000	432,850

Italy—0.03%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10		510,000	728,563

Netherlands—0.03%
E.ON International Finance BV,
5.125%, due 10/02/12		290,000	407,900
Rabobank Nederland NV,
4.125%, due 04/04/12		220,000	301,190

Total Netherlands corporate bonds			709,090

United Kingdom—0.09%
Bank of Scotland PLC,
9.375%, due 05/15/21	GBP	410,000	678,263
Royal Bank of Scotland PLC,
9.625%, due 06/22/15		290,000	531,126
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	550,000	710,187

Total United Kingdom corporate bonds			1,919,576

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount		Value
United States—0.06%
Citigroup, Inc.,
5.500%, due 11/18/15	GBP	440,000	$654,344
ERAC USA Finance Co.,
8.000%, due 01/15/11(2)		$425,000	434,794
GMAC LLC,
6.875%, due 09/15/11		500,000	223,094

Total United States corporate bonds			1,312,232

Total corporate bonds (cost $7,713,111)			6,300,179

Asset-backed securities—0.28%
United States—0.28%
Fieldstone Mortgage Investment Corp.,
Series 2006-S1, Class A,
3.427%, due 01/25/37(2),(3)		8,215	986
GSAMP Trust,
Series 2006-S5, Class A2,
5.658%, due 09/25/36(4)		1,966,930	196,693
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
3.307%, due 03/25/37(3)		616,254	124,138
Series 2006-3, Class A1,
5.472%, due 09/25/36(3)		492	160
Series 2006-5, Class A1,
5.500%, due 01/25/37(4)		1,136,932	271,833
Series 2006-4, Class A2,
5.730%, due 11/25/36(4)		2,000,000	320,000
IndyMac Seconds Asset Backed Trust,
Series 06-A, Class A,
3.337%, due 06/25/36(3)		557,941	156,839
Irwin Home Equity,
Series 06-1, Class 2A3,
5.770%, due 09/25/35(2),(4)		3,000,000	1,260,000
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
4.307%, due 10/25/27(3)		424,876	394,455
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
3.387%, due 09/25/36(3)		317,619	99,764
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
3.377%, due 08/25/36(3)		1,033,509	305,208
SACO I Trust,
Series 06-3, Class A1,
3.387%, due 04/25/36(3)		632,924	184,545
Structured Asset Securities Corp.,
Series 05-S7, Class A2,
3.507%, due 12/25/35(2),(3)		766,978	539,396
Series 2005-S7, Class M5,
3.857%, due 12/25/35(2),(3)		2,500,000	90,000

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(concluded)
WFS Financial Owner Trust,
Series 05-2, Class D,
4.840%, due 11/19/12	$2,250,000	$2,029,636

Total asset-backed securities (cost $16,647,301)		5,973,653

Collateralized debt obligation—0.15%
United States—0.15%
G-Force CDO Ltd.,
Series 2006-1A, Class A3,
5.600%, due 09/27/46(2),(5) (cost $4,928,638)	5,000,000	3,150,000

Commercial mortgage-backed securities—0.64%
United States—0.64%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class B,
5.333%, due 12/11/38(2)	1,250,000	803,705
Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.961%, due 03/18/49(2),(3)	8,000,000	4,355,000
GS Alternative Mortgage Product II,
Series 2006-RR2, Class A1,
5.814%, due 06/23/46(2),(3)	5,964,917	3,787,723
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 06-CB17, Class A4,
5.429%, due 12/12/43	2,500,000	2,171,460
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2,
7.400%, due 07/15/31(3)	661,932	662,257
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(3)	950,000	626,444
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2000-C1, Class A2,
7.520%, due 12/18/09(3)	1,237,166	1,248,476

Total commercial mortgage-backed securities (cost $20,503,239)		13,655,065

Mortgage & agency debt securities—5.56%
United States—5.56%
Citicorp Mortgage Securities, Inc.,
Series 1994-3, Class A13,
6.500%, due 02/25/24	116,505	116,264
Countrywide Alternative Loan Trust,
Series 2004-J11, Class 3A1,
7.250%, due 08/25/32	619,674	543,571
Federal Home Loan Bank†,
2.375%, due 04/30/10(1)	5,485,000	5,407,716
3.375%, due 10/20/10	5,200,000	5,203,026
4.625%, due 11/19/10	7,595,000	7,610,995
Federal Home Loan Mortgage Corp†
5.000%, TBA,	5,000,000	4,870,310
Federal Home Loan Mortgage Corp. Gold Pools†,
#A21485, 4.500%, due 05/01/34	2,584,362	2,452,011
#E01345, 5.500%, due 04/01/18	173,519	176,042
#G11725, 5.500%, due 11/01/18	2,704,414	2,748,808
#G04121, 5.500%, due 04/01/38	6,222,763	6,194,654

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
#G04458, 5.500%, due 06/01/38	$3,570,747	$3,554,618
#G04567, 5.500%, due 07/01/38	4,484,789	4,464,531
#G04684, 5.500%, due 09/01/38	3,596,372	3,580,127
#C00730, 6.000%, due 03/01/29	677,811	691,027
#J02578, 6.500%, due 09/01/19	928,992	962,514
#C00742, 6.500%, due 04/01/29	2,058	2,130
#C26638, 6.500%, due 05/01/29	230,044	238,298
#G01449, 7.000%, due 07/01/32	568,992	598,765
#D66838, 8.000%, due 09/01/25	536	582
Federal Home Loan Mortgage Corp. REMICs†,
Series 3178, Class MC,
6.000%, due 04/15/32	4,000,000	4,080,923
Series 1595, Class D,
7.000%, due 10/15/13	49,495	51,406
Federal National Mortgage Association†,
3.500%, due 04/28/11	3,830,000	3,833,727
3.875%, due 07/12/13(1)	3,030,000	3,022,473
5.000%, due 10/15/10	1,440,000	1,441,266
5.250%, due 08/01/12	825,000	834,537
5.500%, TBA,	15,220,000	15,177,201
6.000%, TBA,	15,220,000	15,414,999
Federal National Mortgage Association Grantor Trust†,
Series 2001-T4, Class A1,
7.500%, due 07/25/41	576,083	613,282
Federal National Mortgage Association Pools†,
#783595, 4.865%, due 03/01/35(3)	2,009,253	2,016,526
#357490, 5.000%, due 02/01/19	921,904	924,938
#863028, 5.177%, due 12/01/35(3)	2,192,119	2,260,293
#252268, 5.500%, due 01/01/09	5,590	5,619
#545975, 5.500%, due 10/01/17	1,813,393	1,845,994
#762615, 5.500%, due 12/01/23	1,891,204	1,899,499
#688066, 5.500%, due 03/01/33	320,592	320,848
#705626, 5.500%, due 05/01/33	1,470,469	1,470,719
#555591, 5.500%, due 07/01/33	1,475,842	1,476,093
#983471, 5.500%, due 05/01/38	3,573,936	3,566,728
#323789, 6.000%, due 06/01/14	326,649	334,358
#555689, 6.000%, due 11/01/17	1,060,633	1,085,667
#810112, 6.000%, due 03/01/20	1,015,536	1,035,697
#596124, 6.000%, due 11/01/28	173,936	177,654
#323715, 6.000%, due 05/01/29	3,298	3,369
#522564, 6.000%, due 07/01/29	447,765	457,335
#585325, 6.000%, due 07/01/29	707,900	723,030
#545061, 6.000%, due 12/01/29	878,936	897,722
#708631, 6.000%, due 06/01/33	94,359	96,022
#891332, 6.149%, due 04/01/36(3)	699,328	705,251
#190255, 6.500%, due 02/01/09	53,436	53,634
#653819, 7.500%, due 02/01/33	132,238	143,102
#7237, 9.500%, due 11/01/09	3,319	3,409
Federal National Mortgage Association Whole Loan†,
Series 1995-W3, Class A,
9.000%, due 04/25/25	16,112	17,557

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount		Value
United States—(concluded)
Government National Mortgage Association Pools,
#2671, 6.000%, due 11/20/28		$3,621	$3,692
#495814, 6.000%, due 01/15/29		18,076	18,427
#2713, 6.000%, due 02/20/29		141,433	144,147
#2794, 6.000%, due 08/20/29		82,339	83,920
#509932, 6.500%, due 06/15/29		866,158	892,106
#781276, 6.500%, due 04/15/31		1,305,431	1,343,724
#491532, 6.500%, due 01/20/34		316,925	324,625
#780204, 7.000%, due 07/15/25		3,021	3,193
#405595, 7.000%, due 03/15/26		30,819	32,552
#338523, 8.000%, due 12/15/22		19,094	20,924
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR3, Class B1,
5.621%, due 04/25/35(3)		2,125,463	425,093
Residential Asset Securitization Trust,
Series 04-IP2, Class B1,
5.359%, due 12/25/34(3)		1,535,139	230,271
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2002-MS6, Class 3A1,
6.500%, due 09/25/32		245,287	229,945

Total mortgage & agency debt securities (cost $122,809,308)			119,159,486

US government obligations—2.58%
United States—2.58%
US Treasury Bonds,
4.750%, due 02/15/37(6)		10,065,000	10,766,410
5.375%, due 02/15/31		5,435,000	6,175,943
8.125%, due 08/15/19(6)		1,475,000	1,979,611
US Treasury Inflation Indexed Note (TIPS),
2.000%, due 01/15/16		16,332,804	16,135,029
US Treasury Notes,
2.375%, due 08/31/10(6)		7,750,000	7,809,334
3.875%, due 05/15/18(6)		12,405,000	12,486,402

Total US government obligations (cost $55,308,879)			55,352,729

Non US government obligations—0.69%
Canada—0.02%
Government of Canada,
5.250%, due 06/01/12	CAD	380,000	383,777
5.750%, due 06/01/29		100	113
6.000%, due 06/01/11		200	203
8.000%, due 06/01/23		200	268

			384,361

France—0.20%
Government of France,
3.500%, due 07/12/09	EUR	1,100,000	1,546,954
3.750%, due 04/25/21		1,170,000	1,530,921
4.000%, due 04/25/55		350,000	425,694
4.750%, due 04/25/35		595,000	835,597

			4,339,166

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount		Value
Germany—0.18%
Deutsche Bundesrepublik,
3.750%, due 01/04/09	EUR	1,335,000	$1,882,120
4.000%, due 01/04/37		1,465,000	1,866,331

			3,748,451

Italy—0.16%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/17	EUR	483,462	646,308
3.750%, due 08/01/21		430,000	536,471
4.000%, due 02/01/37		440,000	508,430
4.250%, due 08/01/13		750,000	1,047,128
4.500%, due 05/01/09		300,000	423,278
5.000%, due 08/01/34		150,000	204,731

			3,366,346

Spain—0.09%
Government of Spain,
5.750%, due 07/30/32	EUR	260,000	403,282
6.150%, due 01/31/13		1,105,001	1,608,045

			2,011,327

Sweden—0.01%
Government of Sweden,
6.750%, due 05/05/14	SEK	1,650,000	273,507

United Kingdom—0.03%
UK Gilts,
4.750%, due 12/07/38	GBP	180,000	333,181
5.000%, due 03/07/12		170,000	310,631

			643,812

Total non US government obligations (cost $15,823,564)			14,766,970

Sovereign/supranational bond—0.02%
European Investment Bank,
4.750%, due 06/06/12 (cost $460,719)	GBP	240,000	423,093

Total bonds (cost $244,194,759)			218,781,175

	Units
Investment companies—19.11%
UBS Corporate Bond Relationship Fund(7)		6,377,426	67,304,798
UBS Emerging Markets Equity Relationship Fund(7)		1,585,112	40,936,629
UBS High Yield Relationship Fund(7)		5,897,157	118,287,531
UBS Small-Cap Equity Relationship Fund(7)		1,944,016	75,888,751
UBS U.S. Securitized Mortgage Relationship Fund(7)		11,790,042	98,923,170
UBS U.S. Treasury Inflation Protected Securities Relationship Fund(7)		718,498	7,888,531

Total investment companies (cost $465,671,319)			409,229,410

Short-term investment—4.15%
Other—4.15%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(7),(8) (cost $88,907,435)		88,907,435	88,907,435

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Number of contracts	Value
Options purchased—0.01%
Call option—0.01%
30 Day Fed Fund Futures, strike @ USD 98.25, expires December 2008*	320	$226,684
Put option—0.00%
30 Day Fed Fund Futures, strike @ USD 97.25, expires December 2008*	320	3,334

Total options purchased (cost $98,886)		230,018

	Units
Investment of cash collateral from securities loaned—2.64%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(7),(8) (cost $56,623,370)	56,623,370	56,623,370

Total investments—103.43% (cost $2,574,104,744)		2,215,114,196
Liabilities, in excess of cash and other assets—(3.43%)		(73,385,894)

Net assets—100.00%		$2,141,728,302

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,574,104,744; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$28,351,973
Gross unrealized depreciation	(387,342,521)

Net unrealized depreciation	$(358,990,548)

*	Non-income producing security.
†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Security, or portion thereof, was on loan at September 30, 2008.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $14,421,604 or 0.67% of net assets.
(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(5)	Security is illiquid. These securities amounted to $3,150,000 or 0.15% of net assets.
(6)	Security, or portion thereof, was delivered to cover margin requirements for futures contracts.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
CDO	Collateralized debt obligations
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
MSC	Mortgage Securities Corp.
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REMIC	Real Estate Mortgage Investment Conduit
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona
USD	United States Dollar

Restricted security

Security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
G-Force CDO Ltd.,
Series 2006-1A, Class A3,
5.600%, due 09/27/46	08/03/06	$4,928,637	0.23%	$3,150,000	0.15%

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Forward foreign currency contracts

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	28,000,000	USD	24,274,561	10/03/08	$2,148,121
Australian Dollar	28,000,000	USD	22,957,480	12/18/08	912,707
Canadian Dollar	28,335,000	USD	27,652,778	10/03/08	1,026,808
Canadian Dollar	12,185,000	USD	11,426,348	10/03/08	(23,712)
Canadian Dollar	36,730,000	USD	35,487,580	12/18/08	890,693
Euro	206,095,000	USD	320,916,540	10/03/08	30,745,770
Euro	97,105,000	USD	141,510,145	12/18/08	4,366,164
Great Britain Pound	80,915,000	USD	159,214,543	10/03/08	15,348,213
Great Britain Pound	29,130,000	USD	53,342,856	12/18/08	1,413,484
Japanese Yen	2,477,097,700	EUR	16,100,000	10/03/08	(626,849)
Japanese Yen	2,490,774,000	GBP	13,000,000	10/03/08	(309,490)
Japanese Yen	19,182,128,300	USD	182,026,937	10/03/08	1,636,936
Japanese Yen	6,307,500,000	USD	57,965,797	10/03/08	(1,350,349)
Singapore Dollar	52,135,000	USD	36,498,626	10/03/08	213,045
Swedish Krona	1,023,850,000	USD	158,898,460	10/03/08	11,019,828
Swiss Franc	26,648,933	GBP	13,070,000	10/03/08	(469,387)
Swiss Franc	113,331,067	USD	107,023,156	10/03/08	6,200,141
United States Dollar	23,111,200	AUD	28,000,000	10/03/08	(984,760)
United States Dollar	39,020,748	CAD	40,520,000	10/03/08	(944,717)
United States Dollar	139,517,972	CHF	139,980,000	10/03/08	(14,987,197)
United States Dollar	56,476,063	CHF	61,285,000	12/18/08	(1,549,790)
United States Dollar	283,651,124	EUR	189,995,000	10/03/08	(16,148,296)
United States Dollar	103,119,525	GBP	54,845,000	10/03/08	(5,605,480)
United States Dollar	21,841,274	JPY	2,392,100,000	10/03/08	654,192
United States Dollar	283,649,883	JPY	28,065,400,000	10/03/08	(19,721,010)
United States Dollar	160,162,077	JPY	16,739,900,000	12/18/08	(960,003)
United States Dollar	169,404,734	SEK	1,023,850,000	10/03/08	(21,526,101)
United States Dollar	102,760,644	SEK	683,050,000	12/18/08	(4,025,032)
United States Dollar	37,960,757	SGD	52,135,000	10/03/08	(1,675,176)
United States Dollar	24,659,104	SGD	35,065,000	12/18/08	(162,706)
United States Dollar	35,628,801	TWD	1,101,500,000	11/19/08	(1,433,462)

Net unrealized depreciation on forward foreign currency contracts					$(15,927,415)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Futures contracts

UBS Global Securities Relationship Fund had the following open futures contracts as of September 30, 2008:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures sell contracts:
2 Year US Treasury Notes, 640 contracts (USD)	December 2008	$(135,698,989)	$(136,600,000)	$(901,011)
5 Year US Treasury Notes, 1,190 contracts (USD)	December 2008	(135,199,203)	(133,558,906)	1,640,297

Index futures buy contracts:
Amsterdam Exchanges Index, 313 contracts (EUR)	October 2008	33,745,708	29,703,442	(4,042,266)
FTSE 100 Index, 618 contracts (GBP)	December 2008	56,848,626	55,225,436	(1,623,190)
S&P 500 Index, 552 contracts (USD)	December 2008	165,656,268	161,101,201	(4,555,069)
S&P MIB Index, 118 contracts (EUR)	December 2008	22,382,303	21,496,734	(885,568)

Index futures sell contracts:
DAX Index, 107 contracts (EUR)	December 2008	(22,701,311)	(22,424,720)	276,592
Hang Seng Stock Index, 89 contracts (HKD)	October 2008	(10,865,454)	(10,501,575)	363,879
S&P Toronto Stock Exchange 60 Index, 334 contracts (CAD)	December 2008	(47,911,365)	(44,445,459)	3,465,906
SPI 200 Index, 362 contracts (AUD)	December 2008	(34,904,075)	(34,531,053)	373,022

Net unrealized depreciation on futures contracts				$(5,887,408)

The segregated aggregate market value of investments delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $18,529,471.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Options written

UBS Global Securities Relationship Fund had the following open options written as of September 30, 2008:

	Expiration dates	Premiums received	Value
Call option
90 Day Euro-Dollar Interest Rate Futures, 530 contracts, strike @ USD 97.00	June 2009	$461,895	$642,625
Put options
90 Day Euro-Dollar Interest Rate Futures, 409 contracts, strike @ USD 95.75	December 2008	149,182	163,600
90 Day Euro-Dollar Interest Rate Futures, 530 contracts, strike @ USD 97.00	June 2009	634,145	695,625

Total put options		783,327	859,225

Total options written		$1,245,222	$1,501,850

Currency type abbreviation:

USD	United States Dollar

UBS Emerging Markets Equity Completion Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Common stocks
Automobiles	4.17%
Beverages	2.14
Commercial banks	20.28
Construction & engineering	3.18
Construction materials	0.77
Diversified financial services	4.03
Diversified telecommunication services	3.57
Electronic equipment, instruments & components	3.28
Food products	3.71
Household durables	1.40
IT services	2.86
Media	1.84
Metals & mining	5.24
Multiline retail	2.01
Oil, gas & consumable fuels	15.31
Pharmaceuticals	7.44
Real estate management & development	1.41
Semiconductors & semiconductor equipment	3.57
Tobacco	1.56
Wireless telecommunication services	8.46

Total common stocks	96.23
Short-term investment	2.10

Total investments	98.33
Cash and other assets, less liabilities	1.67

Net assets	100.00%

UBS Emerging Markets Equity Completion Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—96.23%
Brazil—14.79%
Banco Itau Holding Financeira SA, Preference shares	99,550	$1,647,919
Cia Vale do Rio Doce ADR	116,300	2,227,145
Petroleo Brasileiro SA, Preference shares	183,731	3,336,877

Total Brazil common stocks		7,211,941

China—12.08%
China Mengniu Dairy Co., Ltd.	749,000	762,857
China Merchants Bank Co., Ltd., H Shares	668,500	1,584,023
China Mobile Ltd.	148,500	1,486,850
China Overseas Land & Investment Ltd.	354,000	428,675
Dongfeng Motor Group Co., Ltd., H Shares	3,706,000	1,369,824
Guangzhou R&F Properties Co., Ltd., H Shares	274,800	256,895

Total China common stocks		5,889,124

India—10.09%
Bharti Airtel Ltd.*	49,890	848,438
Infosys Technology Ltd., ADR	41,800	1,392,358
Reliance Industries Ltd. GDR(1)	11,743	962,157
Sun Pharmaceutical Industries Ltd.	41,407	1,315,809
United Spirits Ltd.	14,691	400,670

Total India common stocks		4,919,432

Indonesia—4.87%
Astra International Tbk PT	370,000	662,710
Bank Rakyat Indonesia PT	2,121,000	1,199,159
Bumi Resources Tbk PT	1,550,500	513,056

Total Indonesia common stocks		2,374,925

Israel—4.74%
Teva Pharmaceutical Industries Ltd. ADR	50,500	2,312,395

Kazakhstan—0.67%
Eurasian Natural Resources Corp.	35,938	327,191

Malaysia—2.97%
Public Bank Bhd	496,400	1,448,486

Mexico—1.32%
Fomento Economico Mexicano SAB de CV	168,000	642,568

Philippines—2.31%
Ayala Corp.	179,015	1,128,542

Russia—9.61%
Gazprom OAO ADR	85,400	2,659,107
Mobile Telesystems OJSC ADR	13,100	733,731
Sberbank	732,330	1,295,447

Total Russia common stocks		4,688,285

South Africa—4.01%
MTN Group Ltd.	74,686	1,057,716
Naspers Ltd., Class N	45,448	898,799

Total South Africa common stocks		1,956,515

South Korea—10.26%
Hyundai Department Store Co., Ltd.	12,629	982,649
KT&G Corp.	10,243	763,274
LG Electronics, Inc.	7,313	681,501
Samsung Engineering Co., Ltd.	24,821	1,549,836
Shinhan Financial Group Co., Ltd.	28,535	1,028,817

Total South Korea common stocks		5,006,077

UBS Emerging Markets Equity Completion Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Taiwan—15.13%
Asia Cement Corp.	419,540	$374,480
Chinatrust Financial Holding Co., Ltd.	58,796	31,590
Chunghwa Telecom Co. Ltd.*	744,000	1,742,173
HON HAI Precision Industry Co., Ltd.	448,730	1,596,580
Taiwan Semiconductor Manufacturing Co., Ltd.	1,059,863	1,742,643
Uni-President Enterprises Corp.	1,179,421	1,049,766
Yuanta Financial Holding Co. Ltd.	1,510,000	839,588

Total Taiwan common stocks		7,376,820

Thailand—1.65%
Bank of Ayudhya PCL NVDR	1,645,700	802,509

Turkey—1.73%
Turkiye Garanti Bankasi AS*	353,839	843,666

Total common stocks (cost $64,658,607)		46,928,476

	Units
Short-term investment—2.10%
Investment company—2.10%
UBS Cash Management Prime Relationship Fund, 2.84%(2),(3) (cost $1,025,080)	1,025,080	1,025,080

Total investments—98.33% (cost $65,683,687)		47,953,556
Cash and other assets, less liabilities—1.67%		813,291

Net assets—100.00%		$48,766,847

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $65,683,687; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$582,494
Gross unrealized depreciation	(18,312,625)

Net unrealized depreciation	$(17,730,131)

*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $962,157 or 1.97% of net assets.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
GDR	Global depositary receipt
NVDR	Non-voting depository receipt
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Common stocks
Automobiles	2.14%
Banks	1.06
Beverages	0.53
Building materials	0.13
Commercial banks	21.70
Construction & engineering	1.47
Construction materials	0.62
Diversified financial services	2.61
Diversified telecommunication services	2.69
Electric utilities	3.24
Electronic equipment, instruments & components	2.43
Energy equipment & services	0.87
Food products	2.51
Household durables	1.00
Household products	0.56
Industrial conglomerates	0.70
Insurance	0.94
IT services	1.49
Machinery	0.39
Media	0.85
Metals & mining	9.96
Multiline retail	1.57
Oil, gas & consumable fuels	18.79
Personal products	0.77
Pharmaceuticals	2.94
Real estate management & development	0.95
Semiconductors & semiconductor equipment	3.30
Specialty retail	0.08
Tobacco	1.40
Wireless telecommunication services	9.91

Total common stocks	97.60

Bonds
Corporate bond
Metals & mining	0.00
Warrants	1.51
Short-term investment	1.65

Total investments	100.76
Liabilities, in excess of cash and other assets	(0.76)

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—97.60%
Argentina—0.87%
Tenaris SA	68,900	$2,569,281

Brazil—16.41%
Banco Itau Holding Financeira SA, Preference shares	257,925	$4,269,608
Cia Energetica de Minas Gerais, Preference shares	301,321	5,906,392
Cia Vale do Rio Doce, Preference shares	694,419	11,787,132
OGX Petroleo e Gas Participacoes SA*	2,000	406,748
Petroleo Brasileiro SA, Preference shares	758,121	13,768,807
Unibanco—Uniao de Bancos Brasiseiros SA GDR	76,000	7,669,920
Usinas Siderurgicas de Minas Gerais SA, Preference shares	215,165	4,559,069

Total Brazil common stocks		48,367,676

China—10.38%
China Communications Construction Co., Ltd., H Shares	1,878,000	1,626,188
China Mengniu Dairy Co., Ltd.	3,008,000	3,063,651
China Merchants Bank Co., Ltd., H Shares	1,695,500	4,017,519
China Mobile Ltd.	880,000	8,810,960
China Overseas Land & Investment Ltd.	1,242,000	1,503,995
China Petroleum & Chemical Corp., H Shares	2,276,130	1,806,667
Dongfeng Motor Group Co., Ltd., H Shares	11,177,500	4,131,464
Guangzhou R&F Properties Co., Ltd., H Shares	1,393,600	1,302,798
Industrial & Commercial Bank of China	5,012,000	2,985,476
Ping An Insurance Group Co. of China Ltd., H Shares	233,000	1,363,308

Total China common stocks		30,612,026

Czech Republic—1.24%
CEZ	59,862	3,657,169

Hong Kong—2.82%
CNOOC Ltd	5,270,000	6,047,485
Hengan International Group Co., Ltd.	793,000	2,263,499

Total Hong Kong common stocks		8,310,984

Hungary—2.49%
OTP Bank Nyrt.*	202,241	7,330,617

India—6.58%
Bajaj Holdings and Investment Ltd.	229,373	2,212,850
Bharti Airtel Ltd.*	160,486	2,729,252
HDFC Bank Ltd. ADR	27,700	2,353,115
ICICI Bank Ltd. ADR	33,127	779,147
Infosys Technology Ltd., ADR	131,900	4,393,589
Jaiprakash Associates Ltd.	852,297	2,069,853
Sun Pharmaceutical Industries Ltd.	103,760	3,297,228
United Spirits Ltd.	57,116	1,557,733

Total India common stocks		19,392,767

Indonesia—3.35%
Astra International Tbk PT	1,208,076	2,163,795
Bank Rakyat Indonesia PT	4,555,500	2,575,562
Bumi Resources Tbk PT	8,334,500	2,757,861
Telekomunikasi Indonesia Tbk PT	3,149,900	2,367,978

Total Indonesia common stocks		9,865,196

Israel—1.57%
Teva Pharmaceutical Industries Ltd. ADR	101,020	4,625,706

Kazakhstan—1.31%
Eurasian Natural Resources Corp.	423,892	3,859,245

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Malaysia—2.00%
Bumiputra-Commerce Holdings Bhd	1,072,300	2,407,988
Public Bank Bhd	1,200,000	3,501,577

Total Malaysia common stocks		5,909,565

Mexico—3.46%
America Movil SAB de CV	3,496,000	8,106,666
Grupo Financiero Banorte SAB de CV, Class O	656,900	2,096,266

Total Mexico common stocks		10,202,932

Philippines—1.55%
Ayala Corp	408,615	2,575,981
Philippine National Bank*	3,243,150	2,003,233

Total Philippines common stocks		4,579,214

Poland—0.99%
Powszechna Kasa Oszczednosci Bank Polski SA	159,157	2,923,560

Russia—11.17%
Gazprom OAO ADR	565,288	17,629,819
LUKOIL ADR	61,300	3,662,675
Mobile Telesystems OJSC ADR	59,400	3,326,994
Novolipetsk Iron and Steel Corp.*	2,150	38,270
Novolipetsk Steel OJSC GDR	23,120	426,102
Novolipetsk Steel OJSC GDR(1)	58,132	1,034,750
Pharmstandard GDR*	33,850	594,923
Pharmstandard GDR, Class S*(1)	8,000	144,000
Sberbank	3,434,607	6,075,610

Total Russia common stocks		32,933,143

South Africa—5.79%
Anglo Platinum Ltd.	27,976	2,536,441
JD Group Ltd.	63,804	234,373
MTN Group Ltd.	171,814	2,433,259
Naspers Ltd., Class N	125,989	2,491,613
Sasol Ltd.	185,397	7,875,984
Standard Bank Group Ltd.	129,579	1,488,127

Total South Africa common stocks		17,059,797

South Korea—9.16%
Hanjin Heavy Industries & Construction Co., Ltd.	38,585	1,161,144
Hyundai Department Store Co., Ltd.	59,417	4,623,173
KT&G Corp.	55,553	4,139,622
LG Electronics, Inc.	31,539	2,939,130
LG Household & Health Care Ltd.	9,718	1,640,386
POSCO	13,836	5,114,269
Samsung Engineering Co., Ltd.	43,265	2,701,488
Shinhan Financial Group Co., Ltd.	130,371	4,700,473

Total South Korea common stocks		27,019,685

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares		Value
Taiwan—12.29%
Advanced Semiconductor Engineering, Inc.		2,427,128	$1,238,541
Asia Cement Corp.		2,049,020	1,828,947
Asia Cement Corp. GDR(1)		43,920	382,253
Cathay Financial Holding Co., Ltd.		1,021,650	1,432,539
Chinatrust Financial Holding Co., Ltd.		5,376,892	2,888,870
Chunghwa Telecom Co. Ltd.*		2,387,000	5,589,471
HON HAI Precision Industry Co., Ltd.		2,012,816	7,161,593
MediaTek, Inc.		175,140	1,828,948
Taiwan Semiconductor Manufacturing Co., Ltd.		4,045,149	6,651,098
Uni-President Enterprises Corp.		4,875,201	4,339,266
Yuanta Financial Holding Co. Ltd.		5,231,000	2,908,535

Total Taiwan common stocks			36,250,061

Thailand—1.64%
Bank of Ayudhya PCL NVDR		7,028,500	3,427,378
PTT Exploration & Production PCL		372,700	1,397,900

Total Thailand common stocks			4,825,278

Turkey—2.53%
Turkcell Iletisim Hizmet AS		251,100	3,763,989
Turkiye Garanti Bankasi AS*		1,547,375	3,689,440

Total Turkey common stocks			7,453,429

Total common stocks (cost $364,052,441)			287,747,331

	Face amount
Bonds—0.00%
Corporate bonds—0.00%
Brazil—0.00%
Cia Vale do Rio Doce, Mining Activities Revenue Linked Notes 0.000%, due 09/29/49 (cost $0)(2),(3),(4),(5)	BRL	23,646	0

	Number of Warrants
Warrants—1.51%
India—1.51%
Reliance Industries Ltd., strike @ USD $0.00001, expires 10/24/12 *(1),(2) (cost $5,048,874)		107,497	4,461,818

	Units
Short-term investment—1.65%
Other—1.65%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(6),(7) (cost $4,873,337)		4,873,337	4,873,337

Total investments—100.76% (cost $373,974,652)			297,082,486
Liabilities, in excess of cash and other assets—(0.76)%			(2,250,561)

Net assets—100.00%			$294,831,925

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $373,974,652; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,015,778
Gross unrealized depreciation	(77,907,944)

Net unrealized depreciation	$(76,892,166)

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $6,022,821 or 2.04% of net assets.
(2)	Security is illiquid. These securities amounted to $4,461,818 or 1.51% of net assets.
(3)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
(4)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
GDR	Global depositary receipt
NVDR	Non-voting depository receipt
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
BRL	Brazilian Real
USD	United States Dollar

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	06/16/06	$364,023	0.12%	$735,660	0.25%
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	09/25/07	1,830,571	0.62	1,270,720	0.43
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	07/18/08	1,511,654	0.51	1,258,641	0.43
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	09/05/08	946,576	0.32	834,487	0.28
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	09/22/08	396,050	0.13	362,310	0.12

		$5,048,874	1.70%	$4,461,818	1.51%

UBS International Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace & defense	0.72%
Air freight & logistics	0.61
Airlines	1.40
Automobiles	3.60
Capital markets	2.58
Chemicals	3.29
Commercial banks	15.80
Communications equipment	1.53
Construction & engineering	0.24
Construction materials	1.09
Diversified telecommunication services	2.65
Electric utilities	1.39
Energy equipment & services	0.71
Food & staples retailing	2.42
Food products	4.58
Health care equipment & supplies	0.97
Household products	1.65
Industrial conglomerates	1.83
Insurance	7.66
Machinery	1.90
Marine	0.76
Media	2.50
Metals & mining	3.43
Multi-utilities	1.62
Office electronics	1.71
Oil, gas & consumable fuels	8.51
Pharmaceuticals	6.55
Professional services	1.08
Real estate management & development	1.86
Road & rail	1.26
Semiconductors & semiconductor equipment	1.29
Software	0.78
Specialty retail	1.31
Tobacco	1.89
Trading companies & distributors	2.56
Wireless telecommunication services	4.33

Total common stocks	98.06
Short-term investment	0.10

Total investments	98.16
Cash and other assets, less liabilities	1.84

Net assets	100.00%

UBS International Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—98.06%
Australia—4.86%
BHP Billiton Ltd.	37,088	$952,939
National Australia Bank Ltd.	20,577	418,201
Orica Ltd.	29,742	506,683
Qantas Airways Ltd.	196,394	497,571
QBE Insurance Group Ltd.	18,805	406,430

Total Australia common stocks		2,781,824

Austria—1.56%
Telekom Austria AG	50,602	891,763

Canada—5.59%
Canadian National Railway Co.	15,100	720,487
Manulife Financial Corp.	15,700	564,713
Toronto-Dominion Bank	15,500	933,277
TransCanada Corp.	27,200	975,545

Total Canada common stocks		3,194,022

Finland—1.53%
Nokia Oyj	46,924	874,791

France—10.06%
AXA SA	21,943	719,356
BNP Paribas	13,900	1,336,253
GDF Suez	17,700	926,162
Societe Generale	3,566	323,702
Technip SA	7,210	405,032
Total SA	33,908	2,045,700

Total France common stocks		5,756,205

Germany—9.90%
Allianz SE	2,330	320,451
Daimler AG	15,918	804,495
E.ON AG	15,678	793,985
Henkel AG & Co KGaA, Preference shares	16,127	592,416
MAN AG	3,774	253,511
Metro AG	9,748	488,223
Muenchener Rueckversicherungs-Gesellschaft AG	9,002	1,359,014
Siemens AG	11,162	1,047,603

Total Germany common stocks		5,659,698

Greece—0.89%
Alpha Bank AE	23,140	508,778

Hong Kong—2.48%
Bank of East Asia Ltd.	121,800	379,914
Esprit Holdings Ltd.	65,100	399,970
New World Development Ltd.	418,000	466,347
Sun Hung Kai Properties Ltd.	17,000	174,554

Total Hong Kong common stocks		1,420,785

Ireland—2.83%
Bank of Ireland	82,292	473,143
CRH PLC	28,495	620,129
Elan Corp. PLC ADR*	20,400	217,668
Ryanair Holdings PLC ADR*	13,600	305,048

Total Ireland common stocks		1,615,988

UBS International Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Italy—0.83%
Intesa Sanpaolo SpA	86,620	$472,837

Japan—18.64%
Bank of Yokohama Ltd.	76,000	368,686
Canon, Inc.	26,200	979,541
Honda Motor Co., Ltd.	42,200	1,253,357
Japan Tobacco, Inc.	287	1,080,511
Kao Corp.	13,000	348,264
Komatsu Ltd.	29,600	479,131
Kuraray Co., Ltd.	30,500	300,666
Mitsubishi Corp.	36,700	763,718
Mitsui Fudosan Co., Ltd.	22,000	423,538
Mitsui OSK Lines Ltd.	50,000	432,672
Mitsui Sumitomo Insurance Group Holdings, Inc.	15,000	507,307
Nomura Holdings, Inc.	45,700	589,784
NTT DoCoMo, Inc.	483	778,887
Shin-Etsu Chemical Co., Ltd.	9,100	433,248
Sumitomo Mitsui Financial Group, Inc.	152	952,261
Sumitomo Trust & Banking Co., Ltd.	92,000	610,338
THK Co., Ltd.	22,900	355,634

Total Japan common stocks		10,657,543

Jersey (Channel Islands)—0.40%
Experian PLC	34,534	228,990

Luxembourg—0.66%
ArcelorMittal	7,580	379,146

Netherlands—2.57%
ASML Holding NV	41,196	735,573
Reed Elsevier NV	25,838	385,166
TNT NV	12,547	350,918

Total Netherlands common stocks		1,471,657

Norway—0.61%
Norsk Hydro ASA	51,400	347,148

Singapore—1.09%
Singapore Telecommunications Ltd.	272,000	622,522

Spain—1.04%
Banco Bilbao Vizcaya Argentaria SA	36,695	594,866

Switzerland—13.95%
Adecco SA	8,857	387,002
Credit Suisse Group AG	18,618	886,429
Givaudan SA	772	640,184
Nestle SA	45,746	1,978,609
Novartis AG	33,009	1,726,548
Roche Holding AG	11,579	1,805,015
Synthes, Inc.	4,027	556,237

Total Switzerland common stocks		7,980,024

United Kingdom—18.57%
Associated British Foods PLC	50,424	637,535
Balfour Beatty PLC	25,807	138,841
Barclays PLC	188,193	1,143,230
BP PLC	178,663	1,487,331
British Sky Broadcasting Group PLC	140,704	1,046,348

UBS International Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
United Kingdom—(concluded)
Cobham PLC	121,834	$412,088
Kingfisher PLC	147,019	348,610
Prudential PLC	54,247	499,330
Rio Tinto PLC	4,543	282,669
Sage Group PLC	127,968	445,488
Standard Chartered PLC	21,973	533,730
Tesco PLC	129,033	897,354
Tullow Oil PLC	27,863	355,611
Vodafone Group PLC	768,429	1,697,612
Wolseley PLC	91,491	696,778

Total United Kingdom common stocks		10,622,555

Total common stocks (cost $72,218,176)		56,081,142

	Units
Short-term investment—0.10%
Other—0.10%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(1),(2) (cost $56,447)	56,447	56,447

Total investments—98.16% (cost $72,274,623)		56,137,589
Cash and other assets, less liabilities—1.84%		1,054,160

Net assets—100.00%		$57,191,749

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $72,274,623; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$200,970
Gross unrealized depreciation	(16,338,004)

Net unrealized depreciation	$(16,137,034)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

UBS International Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Forward foreign currency contracts

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation / (depreciation)
Australian Dollar	2,735,000	USD	2,482,589	10/03/08	$321,310
Australian Dollar	1,425,000	USD	1,168,372	12/18/08	46,450
Canadian Dollar	955,000	USD	933,082	10/03/08	35,683
Canadian Dollar	625,000	USD	603,859	12/18/08	15,156
Danish Krone	3,420,000	USD	667,838	10/03/08	22,481
Euro	7,885,000	USD	12,263,696	10/03/08	1,162,036
Euro	4,915,000	USD	7,162,580	12/18/08	220,995
Great Britain Pound	3,735,000	USD	7,329,088	10/03/08	688,282
Great Britain Pound	1,375,000	USD	2,517,900	12/18/08	66,720
Hong Kong Dollar	5,825,000	USD	747,445	10/03/08	(2,746)
Hong Kong Dollar	5,825,000	USD	750,596	12/18/08	(493)
Japanese Yen	74,110,425	AUD	835,000	10/03/08	(37,097)
Japanese Yen	74,723,220	GBP	390,000	10/03/08	(9,285)
Japanese Yen	361,266,355	USD	3,469,881	10/03/08	72,508
Japanese Yen	60,800,000	USD	554,007	10/03/08	(17,761)
Norwegian Krone	3,260,000	USD	631,612	10/03/08	76,751
Singapore Dollar	1,190,000	USD	833,917	10/03/08	5,686
Swedish Krona	30,970,000	USD	4,860,934	10/03/08	387,817
Swiss Franc	297,583	JPY	29,800,000	10/03/08	15,501
Swiss Franc	1,925,000	USD	1,902,690	10/03/08	190,148
Swiss Franc	325,000	USD	299,498	12/18/08	8,219
United States Dollar	1,626,163	AUD	1,900,000	10/03/08	(124,725)
United States Dollar	928,463	CAD	955,000	10/03/08	(31,064)
United States Dollar	242,976	CHF	275,000	10/03/08	1,673
United States Dollar	1,878,208	CHF	1,947,583	10/03/08	(145,575)
United States Dollar	716,361	DKK	3,420,000	10/03/08	(71,004)
United States Dollar	668,050	DKK	3,420,000	12/18/08	(20,188)
United States Dollar	674,259	EUR	485,000	10/03/08	8,596
United States Dollar	11,027,480	EUR	7,400,000	10/03/08	(608,674)
United States Dollar	6,300,243	GBP	3,345,000	10/03/08	(352,854)
United States Dollar	749,582	HKD	5,825,000	10/03/08	609
United States Dollar	9,517	JPY	1,000,000	10/02/08	(115)
United States Dollar	1,386,504	JPY	150,600,000	10/03/08	29,748
United States Dollar	3,952,072	JPY	390,500,000	10/03/08	(279,784)
United States Dollar	2,057,052	JPY	215,000,000	12/18/08	(12,330)
United States Dollar	629,933	NOK	3,260,000	10/03/08	(75,073)
United States Dollar	5,144,137	SEK	30,970,000	10/03/08	(671,020)
United States Dollar	2,855,424	SEK	18,980,000	12/18/08	(111,844)
United States Dollar	866,468	SGD	1,190,000	10/03/08	(38,236)
United States Dollar	836,855	SGD	1,190,000	12/18/08	(5,522)

Net unrealized appreciation on forward foreign currency contracts					$760,979

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone

UBS International Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace & defense	1.89%
Air freight & logistics	1.12
Capital markets	1.71
Chemicals	2.18
Commercial banks	2.73
Commercial services & supplies	4.20
Communications equipment	4.23
Computers & peripherals	1.09
Construction & engineering	0.58
Consumer finance	1.18
Diversified consumer services	2.51
Diversified telecommunication services	0.50
Electrical equipment	2.21
Electronic equipment & instruments	1.39
Energy equipment & services	7.43
Food & staples retailing	0.30
Food products	1.32
Gas utilities	1.42
Health care equipment & supplies	10.11
Health care providers & services	1.86
Hotels, restaurants & leisure	1.22
Insurance	4.25
Internet & catalog retail	1.35
Internet software & services	5.02
IT services	4.35
Machinery	0.92
Media	1.93
Metals & mining	2.18
Personal products	1.19
Professional services	0.43
Real estate investment trusts (REITs)	5.42
Real estate management & development	0.41
Road & rail	4.29
Semiconductors & semiconductor equipment	0.66
Software	5.43
Specialty retail	3.58
Textiles, apparel & luxury goods	2.41
Trading companies & distributors	2.38

Total common stocks	97.38
Short-term investment	3.44
Investment of cash collateral from securities loaned	15.13

Total investments	115.95
Liabilities, in excess of cash and other assets	(15.95)

Net assets	100.00%

UBS Small-Cap Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—97.38%
Aerospace & defense—1.89%
BE Aerospace, Inc.*	75,400	$1,193,582
Hexcel Corp.*	211,000	2,888,590
LMI Aerospace, Inc.*	72,601	1,460,006

		5,542,178

Air freight & logistics—1.12%
Dynamex, Inc.*(1)	115,900	3,298,514

Capital markets—1.71%
optionsXpress Holdings, Inc.	63,900	1,240,938
PennantPark Investment Corp.	510,800	3,785,028

		5,025,966

Chemicals—2.18%
Cytec Industries, Inc.	119,200	4,638,072
Spartech Corp.(1)	177,900	1,761,210

		6,399,282

Commercial banks—2.73%
Cullen/Frost Bankers, Inc.(1)	40,500	2,430,000
East West Bancorp, Inc.(1)	101,200	1,386,440
South Financial Group, Inc.(1)	217,700	1,595,741
SVB Financial Group*(1)	44,600	2,583,232

		7,995,413

Commercial services & supplies—4.20%
InnerWorkings, Inc.*(1)	398,900	4,423,801
Interface, Inc., Class A(1)	371,300	4,221,681
Mobile Mini, Inc.*(1)	190,600	3,684,298

		12,329,780

Communications equipment—4.23%
BigBand Networks, Inc.*	93,700	345,753
F5 Networks, Inc.*	103,200	2,412,816
Harris Corp.	71,400	3,298,680
Nice Systems Ltd. ADR*	75,700	2,062,068
OpNext, Inc.*	139,600	640,764
Powerwave Technologies, Inc.*(1)	922,700	3,653,892

		12,413,973

Computers & peripherals—1.09%
Stratasys, Inc.*(1)	183,500	3,205,745

Construction & engineering—0.58%
Sterling Construction Co., Inc.*	104,236	1,688,623

Consumer finance—1.18%
Dollar Financial Corp.*(1)	225,100	3,464,289

Diversified consumer services—2.51%
Coinstar, Inc.*	230,500	7,376,000

Diversified telecommunication services—0.50%
Cbeyond, Inc.*(1)	102,500	1,474,975

UBS Small-Cap Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Electrical equipment—2.21%
General Cable Corp.*	73,700	$2,625,931
Regal-Beloit Corp.	90,600	3,852,312

		6,478,243

Electronic equipment & instruments—1.39%
Daktronics, Inc.(1)	245,554	4,090,930

Energy equipment & services—7.43%
Gulfmark Offshore, Inc.*	95,200	4,272,576
Hornbeck Offshore Services, Inc.*(1)	99,500	3,842,690
Oceaneering International, Inc.*	53,000	2,825,960
Oil States International, Inc.*	133,000	4,701,550
Tetra Technologies, Inc.*	445,400	6,168,790

		21,811,566

Food & staples retailing—0.30%
Susser Holdings Corp.*(1)	58,435	880,031

Food products—1.32%
Fresh Del Monte Produce, Inc.*	174,600	3,876,120

Gas utilities—1.42%
Equitable Resources, Inc.	113,300	4,155,844

Health care equipment & supplies—10.11%
Advanced Medical Optics, Inc.*(1)	177,900	3,163,062
Align Technology, Inc.*(1)	187,200	2,027,376
AngioDynamics, Inc.*(1)	196,900	3,111,020
CONMED Corp.*	152,900	4,892,800
Cooper Cos., Inc.(1)	117,700	4,091,252
Edwards Lifesciences Corp.*	41,000	2,368,160
Medical Action Industries, Inc.*	244,600	3,211,598
Mentor Corp.(1)	114,800	2,739,128
Orthofix International NV*(1)	217,161	4,045,709

		29,650,105

Health care providers & services—1.86%
PSS World Medical, Inc.*(1)	280,200	5,463,900

Hotels, restaurants & leisure—1.22%
Life Time Fitness, Inc.*(1)	114,600	3,583,542

Insurance—4.25%
National Financial Partners Corp.	201,200	3,018,000
Tower Group, Inc.(1)	222,800	5,249,168
Validus Holdings Ltd.	180,500	4,196,625

		12,463,793

Internet & catalog retail—1.35%
NutriSystem, Inc.(1)	36,700	650,324
PetMed Express, Inc.*(1)	210,900	3,311,130

		3,961,454

Internet software & services—5.02%
Art Technology Group, Inc.*	1,137,325	4,003,384

UBS Small-Cap Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Dice Holdings, Inc.*(1)	28,300	$200,930
TheStreet.com, Inc.(1)	543,800	3,257,362
ValueClick, Inc.*(1)	262,700	2,687,421
Websense, Inc.*	204,700	4,575,045

		14,724,142

IT services—4.35%
CACI International, Inc., Class A*	111,200	5,571,120
NeuStar, Inc., Class A*	206,000	4,097,340
RightNow Technologies, Inc.*(1)	247,100	3,106,047

		12,774,507

Machinery—0.92%
Chart Industries, Inc.*	94,105	2,687,639

Media—1.93%
Cinemark Holdings, Inc.	416,900	5,669,840

Metals & mining—2.18%
Brush Engineered Materials, Inc.*(1)	102,600	1,905,282
Haynes International, Inc.*(1)	95,800	4,486,314

		6,391,596

Personal products—1.19%
Prestige Brands Holdings, Inc.*	391,533	3,476,813

Professional services—0.43%
LECG Corp.*(1)	155,400	1,254,078

Real estate investment trusts (REITs)—5.42%
Capstead Mortgage Corp.	267,000	2,923,650
DiamondRock Hospitality Co.	274,400	2,497,040
Digital Realty Trust, Inc.	50,800	2,400,300
Entertainment Properties Trust(1)	74,400	4,071,168
Hatteras Financial Corp.	173,400	4,022,880

		15,915,038

Real estate management & development—0.41%
Maui Land & Pineapple Co., Inc.*(1)	44,179	1,214,481

Road & rail—4.29%
Kansas City Southern*	153,200	6,795,952
Knight Transportation, Inc.	183,500	3,113,995
Old Dominion Freight Line, Inc.*	94,400	2,675,296

		12,585,243

Semiconductors & semiconductor equipment—0.66%
ON Semiconductor Corp.*	284,900	1,925,924

Software—5.43%
Factset Research Systems, Inc.(1)	66,600	3,479,850
Nuance Communications, Inc.*(1)	261,500	3,187,685
Quest Software, Inc.*	158,800	2,015,172
Secure Computing Corp.*	314,300	1,722,364
Smith Micro Software, Inc.*(1)	258,217	1,833,341
Sourcefire, Inc.*(1)	5,800	42,282
Synchronoss Technologies, Inc.*(1)	120,900	1,137,669
Vasco Data Security International, Inc.*	243,590	2,523,592

		15,941,955

UBS Small-Cap Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Specialty retail—3.58%
Casual Male Retail Group, Inc.*(1)	587,700	$2,309,661
Hibbett Sports, Inc.*(1)	252,000	5,045,040
PetSmart, Inc.	127,300	3,145,583

		10,500,284

Textiles, apparel & luxury goods—2.41%
Movado Group, Inc.	192,368	4,299,425
Steven Madden Ltd.*	111,500	2,762,970

		7,062,395

Trading companies & distributors—2.38%
Interline Brands, Inc.*(1)	332,900	5,396,309
Rush Enterprises, Inc., Class A*(1)	35,847	458,841
United Rentals, Inc.*	73,200	1,115,568

		6,970,718

Total common stocks (cost $330,453,884)		285,724,919

	Units
Short-term investment—3.44%
Other—3.44%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(2),(3) (cost $10,089,929)	10,089,929	$10,089,929

Investment of cash collateral from securities loaned—15.13%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85% (2),(3) (cost $44,377,760)	44,377,760	44,377,760

Total investments—115.95% (cost $384,921,573)		340,192,608
Liabilities, in excess of cash and other assets—(15.95)%		(46,794,925)

Net assets—100.00%		$293,397,683

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $384,921,573; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$11,588,393
Gross unrealized depreciation	(56,317,358)

Net unrealized depreciation	$(44,728,965)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2008.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Common stocks
Air freight & logistics	3.16%
Auto components	4.68
Beverages	1.40
Biotechnology	4.71
Building products	1.82
Capital markets	3.07
Commercial banks	7.41
Computers & peripherals	2.75
Consumer finance	1.57
Diversified financial services	2.15
Diversified telecommunication services	1.52
Electric utilities	3.94
Energy equipment & services	3.90
Food & staples retailing	1.74
Food products	0.58
Health care equipment & supplies	2.90
Health care providers & services	2.77
Hotels, restaurants & leisure	4.80
Household durables	1.42
Industrial conglomerates	3.97
Insurance	5.73
Life sciences tools & services	1.47
Machinery	5.34
Media	7.43
Multiline retail	1.14
Multi-utilities	1.82
Oil, gas & consumable fuels	7.36
Pharmaceuticals	7.41
Road & rail	2.59
Semiconductors & semiconductor equipment	8.48
Software	5.64
Specialty retail	1.21
Textiles, apparel & luxury goods	0.94
Wireless telecommunication services	1.85

Total common stocks	118.67
Short-term investment	1.07

Total investments before investments sold short	119.74

Investments sold short
Common stocks
Aerospace & defense	(1.31)
Air freight & logistics	(1.25)
Beverages	(0.59)
Capital markets	(0.80)
Food & staples retailing	(1.35)
Food products	(0.51)
Health care equipment & supplies	(0.53)
Health care providers & services	(0.89)
Hotels, restaurants & leisure	(1.33)
Household durables	(0.64)
Insurance	(0.63)
Machinery	(1.27)
Multiline retail	(0.58)

UBS U.S. Equity Alpha Relationship Fund

Oil, gas & consumable fuels	(1.42)
Pharmaceuticals	(1.69)
Road & rail	(0.82)
Semiconductors & semiconductor equipment	(0.90)
Software	(1.48)
Specialty retail	(3.03)
Tobacco	(0.60)

Total investments sold short	(21.62)
Total investments, net of investments sold short	98.12
Cash and other assets, less liabilities	1.88

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—118.67%
Air freight & logistics—3.16%
FedEx Corp.(1)	245,400	$19,396,416

Auto components—4.68%
BorgWarner, Inc.(1)	383,800	12,577,126
Johnson Controls, Inc.(1)	532,700	16,156,791

		28,733,917

Beverages—1.40%
Constellation Brands, Inc., Class A*(1)	401,100	8,607,606

Biotechnology—4.71%
Amgen, Inc.*	118,100	6,999,787
Cephalon, Inc.*(1)	29,000	2,247,210
Genzyme Corp.*(1)	243,400	19,688,626

		28,935,623

Building products—1.82%
Masco Corp.(1)	622,300	11,164,062

Capital markets—3.07%
Bank of New York Mellon Corp.(1)	281,795	9,180,881
Goldman Sachs Group, Inc.	24,900	3,187,200
Morgan Stanley(1)	282,400	6,495,200

		18,863,281

Commercial banks—7.41%
City National Corp.(1)	69,100	3,752,130
Fifth Third Bancorp(1)	835,700	9,944,830
SunTrust Banks, Inc.(1)	270,200	12,156,298
Wells Fargo & Co.(1)	524,700	19,691,991

		45,545,249

Computers & peripherals—2.75%
Hewlett-Packard Co.	210,500	9,733,520
NetApp, Inc.*(1)	394,400	7,189,912

		16,923,432

Consumer finance—1.57%
Discover Financial Services(1)	697,200	9,635,304

Diversified financial services—2.15%
Citigroup, Inc.(1)	642,800	13,183,828

Diversified telecommunication services—1.52%
AT&T, Inc.(1)	333,700	9,316,904

Electric utilities—3.94%
American Electric Power Co., Inc.(1)	158,100	5,854,443
Exelon Corp.(1)	201,800	12,636,716
Pepco Holdings, Inc.(1)	249,800	5,722,918

		24,214,077

Energy equipment & services—3.90%
Baker Hughes, Inc.(1)	202,300	12,247,242
Halliburton Co.(1)	361,600	11,712,224

		23,959,466

Food & staples retailing—1.74%
SYSCO Corp.(1)	347,200	10,704,176

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Food products—0.58%
Dean Foods Co.*(1)	152,100	$3,553,056

Health care equipment & supplies—2.90%
Covidien Ltd.(1)	178,400	9,590,784
Medtronic, Inc.(1)	103,800	5,200,380
Zimmer Holdings, Inc.*(1)	47,000	3,034,320

		17,825,484

Health care providers & services—2.77%
DaVita, Inc.*(1)	63,900	3,642,939
Medco Health Solutions, Inc.*(1)	233,100	10,489,500
UnitedHealth Group, Inc.(1)	112,600	2,858,914

		16,991,353

Hotels, restaurants & leisure—4.80%
Carnival Corp.(1)	268,500	9,491,475
Royal Caribbean Cruises Ltd.(1)	310,500	6,442,875
Starbucks Corp.*(1)	471,700	7,014,179
Starwood Hotels & Resorts Worldwide, Inc.(1)	231,400	6,511,596

		29,460,125

Household durables—1.42%
Fortune Brands, Inc.(1)	152,300	8,735,928

Industrial conglomerates—3.97%
General Electric Co.(1)	956,600	24,393,300

Insurance—5.73%
ACE Ltd.(1)	118,600	6,419,818
Aflac, Inc.(1)	209,600	12,314,000
Hartford Financial Services Group, Inc.(1)	154,300	6,324,757
Principal Financial Group, Inc.(1)	232,700	10,120,123

		35,178,698

Life sciences tools & services—1.47%
Millipore Corp.*(1)	80,000	5,504,000
Pharmaceutical Product Development, Inc.(1)	84,800	3,506,480

		9,010,480

Machinery—5.34%
Illinois Tool Works, Inc.(1)	357,500	15,890,875
PACCAR, Inc.(1)	289,100	11,040,729
Pall Corp.(1)	170,600	5,866,934

		32,798,538

Media—7.43%
Comcast Corp., Class A(1)	1,006,900	19,765,447
Interpublic Group of Cos., Inc.*(1)	901,300	6,985,075
News Corp., Class A(1)	694,800	8,330,652
Omnicom Group, Inc.(1)	274,000	10,565,440

		45,646,614

Multiline retail—1.14%
JC Penney Co., Inc.(1)	210,300	7,011,402

Multi-utilities—1.82%
Sempra Energy(1)	222,200	11,214,434

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Oil, gas & consumable fuels—7.36%
ConocoPhillips(1)	253,400	$18,561,550
EOG Resources, Inc.(1)	48,500	4,338,810
Marathon Oil Corp.(1)	188,600	7,519,482
Peabody Energy Corp.(1)	131,100	5,899,500
Sunoco, Inc.(1)	144,800	5,151,984
Ultra Petroleum Corp.*	67,700	3,746,518

		45,217,844

Pharmaceuticals—7.41%
Allergan, Inc.(1)	140,900	7,256,350
Johnson & Johnson(1)	219,700	15,220,816
Schering-Plough Corp.(1)	401,800	7,421,246
Wyeth(1)	422,200	15,596,068

		45,494,480

Road & rail—2.59%
Burlington Northern Santa Fe Corp.(1)	128,700	11,895,741
Ryder System, Inc.	65,300	4,048,600

		15,944,341

Semiconductors & semiconductor equipment—8.48%
Analog Devices, Inc.(1)	467,300	12,313,355
Broadcom Corp., Class A*(1)	241,200	4,493,556
Intel Corp.(1)	1,176,400	22,033,972
Lam Research Corp.*(1)	111,200	3,501,688
Xilinx, Inc.(1)	415,500	9,743,475

		52,086,046

Software—5.64%
Intuit, Inc.*(1)	333,500	10,541,935
Microsoft Corp.(1)	592,100	15,803,149
Symantec Corp.*(1)	213,800	4,186,204
VMware Inc., Class A*(1)	154,500	4,115,880

		34,647,168

Specialty retail—1.21%
Lowe’s Cos Inc.	312,900	7,412,601

Textiles, apparel & luxury goods—0.94%
Coach, Inc.*(1)	229,800	5,754,192

Wireless telecommunication services—1.85%
Sprint Nextel Corp.(1)	1,865,000	11,376,500

Total common stocks (cost $851,787,917)		728,935,925

	Units
Short-term investment—1.07%
Investment company—1.07%
UBS Cash Management Prime Relationship Fund, 2.84%(2),(3) (cost $6,573,873)	6,573,873	6,573,873

Total investments before investments sold short—119.74% (cost $858,361,790)		735,509,798

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Values
Investments Sold Short—(21.62)%
Common stocks—(21.62)%
Aerospace & defense—(1.31)%
Lockheed Martin Corp.	(40,600)	$(4,452,602)
Raytheon Co.	(67,500)	(3,611,925)

		(8,064,527)

Air freight & logistics—(1.25)%
C.H. Robinson Worldwide, Inc.	(77,900)	$(3,969,784)
Expeditors International Washington, Inc.	(105,900)	(3,689,556)

		(7,659,340)

Beverages—(0.59)%
Molson Coors Brewing Co., Class B	(77,000)	(3,599,750)

Capital markets—(0.80)%
Charles Schwab Corp.	(190,100)	(4,942,600)

Food & staples retailing—(1.35)%
Walgreen Co.	(119,700)	(3,705,912)
Wal-Mart Stores, Inc.	(76,500)	(4,581,585)

		(8,287,497)

Food products—(0.51)%
Flowers Foods, Inc.	(107,080)	(3,143,869)

Health care equipment & supplies—(0.53)%
Intuitive Surgical, Inc.	(13,600)	(3,277,328)

Health care providers & services—(0.89)%
Amedisys, Inc.	(112,100)	(5,455,907)

Hotels, restaurants & leisure—(1.33)%
McDonald’s Corp.	(75,200)	(4,639,840)
Yum! Brands, Inc.	(109,100)	(3,557,751)

		(8,197,591)

Household durables—(0.64)%
Stanley Works	(94,000)	(3,923,560)

Insurance—(0.63)%
Travelers Cos., Inc.	(85,000)	(3,842,000)

Machinery—(1.27)%
Cummins, Inc.	(120,200)	(5,255,144)
Deere & Co.	(51,700)	(2,559,150)

		(7,814,294)

Multiline retail—(0.58)%
Sears Holdings Corp.	(37,800)	(3,534,300)

Oil, gas & consumable fuels—(1.42)%
Devon Energy Corp.	(54,700)	(4,988,640)
Occidental Petroleum Corp.	(52,700)	(3,712,715)

		(8,701,355)

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Pharmaceuticals—(1.69)%
Abbott Laboratories	(130,300)	$(7,502,674)
Eli Lilly & Co.	(65,900)	(2,901,577)

		(10,404,251)

Road & rail—(0.82)%
CSX Corp.	(92,800)	(5,064,096)

Semiconductors & semiconductor equipment—(0.90)%
Altera Corp.	(107,700)	(2,227,236)
Applied Materials, Inc.	(216,700)	(3,278,671)

		(5,505,907)

Software—(1.48)%
BMC Software, Inc.	(180,000)	(5,153,400)
Novell, Inc.	(762,800)	(3,920,792)

		(9,074,192)

Specialty retail—(3.03)%
Best Buy Co., Inc.	(101,000)	(3,787,500)
GameStop Corp., Class A	(50,100)	(1,713,921)
Sherwin-Williams Co.	(94,100)	(5,378,756)
Tiffany & Co.	(99,900)	(3,548,448)
TJX Cos., Inc.	(136,600)	(4,169,032)

		(18,597,657)

Tobacco—(0.60)%
Altria Group, Inc.	(186,800)	(3,706,112)

Total investments sold short—(proceeds $145,798,499)		(132,796,133)

Total investments, net of investments sold short—98.12%		602,713,665
Cash and other assets, less liabilities—1.88%		11,569,718

Net assets—100.00%		$614,283,383

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was the same for book purposes, was $858,361,790; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$18,385,476
Gross unrealized depreciation	(141,237,468)

Net unrealized depreciation	$(122,851,992)

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2008.

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Common stocks
Air freight & logistics	2.19%
Airlines	0.49
Auto components	2.93
Beverages	0.92
Biotechnology	4.05
Building products	1.62
Capital markets	3.05
Commercial banks	6.53
Computers & peripherals	2.51
Consumer finance	0.98
Diversified financial services	2.94
Diversified telecommunication services	1.46
Electric utilities	3.41
Energy equipment & services	4.16
Food & staples retailing	1.46
Health care equipment & supplies	2.51
Health care providers & services	2.34
Hotels, restaurants & leisure	3.59
Household durables	1.07
Industrial conglomerates	3.40
Insurance	4.94
Life sciences tools & services	1.37
Machinery	4.25
Media	5.94
Multi-utilities	1.58
Oil, gas & consumable fuels	5.57
Pharmaceuticals	6.99
Road & rail	2.13
Semiconductors & semiconductor equipment	6.51
Software	4.87
Textiles, apparel & luxury goods	0.51
Wireless telecommunication services	1.55

Total common stocks	97.82
Short-term investment	2.31

Total investments	100.13
Liabilities, in excess of cash and other assets	(0.13)

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—97.82%
Air freight & logistics—2.19%
FedEx Corp.	64,300	$5,082,272

Airlines—0.49%
Southwest Airlines Co.	79,300	1,150,643

Auto components—2.93%
BorgWarner, Inc.	87,200	2,857,544
Johnson Controls, Inc.	130,700	3,964,131

		6,821,675

Beverages—0.92%
Constellation Brands, Inc., Class A*	100,100	2,148,146

Biotechnology—4.05%
Amgen, Inc.*	40,300	2,388,581
Cephalon, Inc.*	11,300	875,637
Genzyme Corp.*	76,000	6,147,640

		9,411,858

Building products—1.62%
Masco Corp.	209,600	3,760,224

Capital markets—3.05%
Bank of New York Mellon Corp.	72,300	2,355,534
Goldman Sachs Group, Inc.	9,400	1,203,200
Morgan Stanley	153,600	3,532,800

		7,091,534

Commercial banks—6.53%
City National Corp.	24,600	1,335,780
Fifth Third Bancorp	254,600	3,029,740
SunTrust Banks, Inc.	69,000	3,104,310
Wells Fargo & Co.	206,300	7,742,438

		15,212,268

Computers & peripherals—2.51%
Hewlett-Packard Co.	76,400	3,532,736
NetApp, Inc.*	126,000	2,296,980

		5,829,716

Consumer finance—0.98%
Discover Financial Services	164,600	2,274,772

Diversified financial services—2.94%
Citigroup, Inc.	333,013	6,830,097

Diversified telecommunication services—1.46%
AT&T, Inc.	122,000	3,406,240

Electric utilities—3.41%
American Electric Power Co., Inc.	58,900	2,181,067
Exelon Corp.	75,000	4,696,500
Pepco Holdings, Inc.	46,000	1,053,860

		7,931,427

Energy equipment & services—4.16%
Baker Hughes, Inc.	76,700	4,643,418
Halliburton Co.	155,200	5,026,928

		9,670,346

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Food & staples retailing—1.46%
SYSCO Corp.	109,600	$3,378,968

Health care equipment & supplies—2.51%
Covidien Ltd.	45,200	2,429,952
Medtronic, Inc.	44,700	2,239,470
Zimmer Holdings, Inc.*	17,900	1,155,624

		5,825,046

Health care providers & services—2.34%
DaVita, Inc.*	23,200	1,322,632
Medco Health Solutions, Inc.*	68,200	3,069,000
UnitedHealth Group, Inc.	41,000	1,040,990

		5,432,622

Hotels, restaurants & leisure—3.59%
Carnival Corp.	96,400	3,407,740
Royal Caribbean Cruises Ltd.	46,500	964,875
Starbucks Corp.*	147,900	2,199,273
Starwood Hotels & Resorts Worldwide, Inc.	62,800	1,767,192

		8,339,080

Household durables—1.07%
Fortune Brands, Inc.	43,300	2,483,688

Industrial conglomerates—3.40%
General Electric Co.	310,400	7,915,200

Insurance—4.94%
ACE Ltd.	34,200	1,851,246
Aflac, Inc.	78,800	4,629,500
Hartford Financial Services Group, Inc.	42,800	1,754,372
Principal Financial Group, Inc.	75,000	3,261,750

		11,496,868

Life sciences tools & services—1.37%
Millipore Corp.*	26,800	1,843,840
Pharmaceutical Product Development, Inc.	32,300	1,335,605

		3,179,445

Machinery—4.25%
Illinois Tool Works, Inc.	110,400	4,907,280
PACCAR, Inc.	84,550	3,228,965
Pall Corp.	50,500	1,736,695

		9,872,940

Media—5.94%
Comcast Corp., Class A	307,800	6,042,114
Interpublic Group of Cos., Inc.*	306,200	2,373,050
News Corp., Class A	225,600	2,704,944
Omnicom Group, Inc.	69,400	2,676,064

		13,796,172

Multi-utilities—1.58%
NiSource, Inc.	57,400	847,224
Sempra Energy	55,900	2,821,273

		3,668,497

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Oil, gas & consumable fuels—5.57%
Chevron Corp.	44,800	$3,695,104
EOG Resources, Inc.	19,300	1,726,578
Marathon Oil Corp.	66,600	2,655,342
Peabody Energy Corp.	53,200	2,394,000
Sunoco, Inc.	30,200	1,074,516
Ultra Petroleum Corp.*	25,400	1,405,636

		12,951,176

Pharmaceuticals—6.99%
Allergan, Inc.	54,600	2,811,900
Johnson & Johnson	79,374	5,499,031
Schering-Plough Corp.	154,300	2,849,921
Wyeth	138,500	5,116,190

		16,277,042

Road & rail—2.13%
Burlington Northern Santa Fe Corp.	37,000	3,419,910
Ryder System, Inc.	24,700	1,531,400

		4,951,310

Semiconductors & semiconductor equipment—6.51%
Analog Devices, Inc.	142,500	3,754,875
Broadcom Corp., Class A*	71,400	1,330,182
Intel Corp.	395,100	7,400,223
Xilinx, Inc.	113,200	2,654,540

		15,139,820

Software—4.87%
Intuit, Inc.*	96,500	3,050,365
Microsoft Corp.	222,000	5,925,180
Symantec Corp.*	41,640	815,311
VMware Inc., Class A*	57,500	1,531,800

		11,322,656

Textiles, apparel & luxury goods—0.51%
Coach, Inc.*	47,800	1,196,912

Wireless telecommunication services—1.55%
Sprint Nextel Corp.	588,386	3,589,155

Total common stocks (cost $268,098,121)		227,437,815

	Units
Short-term investment—2.31%
Other—2.31%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(1),(2) (cost $5,366,312)	5,366,312	5,366,312

Total investments—100.13% (cost $273,464,433)		232,804,127
Liabilities, in excess of cash and other assets—(0.13)%		(293,675)

Net assets—100.00%		$232,510,452

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $273,464,433; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,307,122
Gross unrealized depreciation	(47,967,428)

Net unrealized depreciation	$(40,660,306)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

Futures contracts

UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of September 30, 2008:

	Expiration date	Cost	Value	Unrealized depreciation
Index futures buy contracts:
S&P 500 Index, 15 contracts (USD)	December 2008	$4,462,553	$4,377,750	$(84,803)

The segregated aggregate of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $452,273.

Currency type abbreviation:

USD	United States Dollar

UBS U.S. Large Cap Growth Equity Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace & defense	5.00%
Beverages	1.79
Capital markets	3.15
Chemicals	4.25
Commercial banks	0.84
Communications equipment	7.41
Computers & peripherals	2.72
Diversified financial services	1.11
Energy equipment & services	2.83
Food products	1.16
Health care equipment & supplies	11.98
Health care providers & services	6.42
Hotels, restaurants & leisure	4.38
Household products	2.07
Insurance	1.80
Internet & catalog retail	2.65
Internet software & services	3.73
IT services	9.14
Media	0.49
Metals & mining	0.40
Multiline retail	2.05
Oil, gas & consumable fuels	4.67
Pharmaceuticals	6.37
Road & rail	3.94
Semiconductors & semiconductor equipment	1.26
Software	1.29
Specialty retail	3.87
Wireless telecommunication services	0.70

Total common stocks	97.47
Investment company
iShares Russell 1000 Growth Index Fund	1.36
Short-term investment	0.00 (2)
Investment of cash collateral from securities loaned	5.00

Total investments	103.83
Liabilities, in excess of cash and other assets	(3.83)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Growth Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

(2)	Amount represents less than 0.005%.

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—97.47%
Aerospace & defense—5.00%
General Dynamics Corp.	45,500	$3,349,710
Precision Castparts Corp.	44,600	3,513,588
United Technologies Corp.	113,700	6,828,822

		13,692,120

Beverages—1.79%
PepsiCo, Inc.	68,900	4,910,503

Capital markets—3.15%
Bank of New York Mellon Corp.	127,200	4,144,176
BlackRock, Inc.	14,100	2,742,450
T Rowe Price Group, Inc.	32,700	1,756,317

		8,642,943

Chemicals—4.25%
Monsanto Co.	32,200	3,187,156
Potash Corp. of Saskatchewan	16,000	2,112,160
Praxair, Inc.	88,400	6,341,816

		11,641,132

Commercial banks—0.84%
Northern Trust Corp.	32,000	2,310,400

Communications equipment—7.41%
Cisco Systems, Inc.*	407,500	9,193,200
QUALCOMM, Inc.	258,900	11,124,933

		20,318,133

Computers & peripherals—2.72%
Apple, Inc.*	65,500	7,444,730

Diversified financial services—1.11%
JPMorgan Chase & Co.	65,000	3,035,500

Energy equipment & services—2.83%
Cameron International Corp.*	59,900	2,308,546
Schlumberger Ltd.	27,900	2,178,711
Weatherford International Ltd.*	129,500	3,255,630

		7,742,887

Food products—1.16%
Campbell Soup Co.	82,600	3,188,360

Health care equipment & supplies—11.98%
Baxter International, Inc.	117,600	7,718,088
Becton, Dickinson & Co.	30,900	2,480,034
Medtronic, Inc.	158,700	7,950,870
Stryker Corp.	99,600	6,205,080
Zimmer Holdings, Inc.*	131,100	8,463,816

		32,817,888

Health care providers & services—6.42%
Express Scripts, Inc.*	50,500	3,727,910
Laboratory Corp. of America Holdings*(1)	113,000	7,853,500
Medco Health Solutions, Inc.*	133,400	6,003,000

		17,584,410

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Hotels, restaurants & leisure—4.38%
International Game Technology	188,300	$3,234,994
Wynn Resorts Ltd.(1)	107,500	8,776,300

		12,011,294

Household products—2.07%
Colgate-Palmolive Co.	46,300	3,488,705
Procter & Gamble Co.	31,400	2,188,266

		5,676,971

Insurance—1.80%
Prudential Financial, Inc.	68,600	4,939,200

Internet & catalog retail—2.65%
Amazon.com, Inc.*	99,900	7,268,724

Internet software & services—3.73%
Google, Inc., Class A*	25,500	10,213,260

IT services—9.14%
Automatic Data Processing, Inc.	109,600	4,685,400
MasterCard, Inc., Class A	63,351	11,234,033
Visa, Inc., Class A	148,705	9,129,000

		25,048,433

Media—0.49%
News Corp., Class A	112,200	1,345,278

Metals & mining—0.40%
Freeport-McMoRan Copper & Gold, Inc.	19,500	1,108,575

Multiline retail—2.05%
Target Corp.	114,700	5,626,035

Oil, gas & consumable fuels—4.67%
Chesapeake Energy Corp.	49,300	1,767,898
CONSOL Energy, Inc.	53,300	2,445,937
Southwestern Energy Co.*	91,800	2,803,572
Ultra Petroleum Corp.*	26,900	1,488,646
XTO Energy, Inc.	92,025	4,281,003

		12,787,056

Pharmaceuticals—6.37%
Abbott Laboratories	105,000	6,045,900
Allergan, Inc.	221,700	11,417,550

		17,463,450

Road & rail—3.94%
Burlington Northern Santa Fe Corp.	74,900	6,923,007
Union Pacific Corp.	54,400	3,871,104

		10,794,111

Semiconductors & semiconductor equipment—1.26%
Intel Corp.	183,800	3,442,574

Software—1.29%
Adobe Systems, Inc.*	36,000	1,420,920
Oracle Corp.*	103,400	2,100,054

		3,520,974

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Specialty retail—3.87%
Abercrombie & Fitch Co.	63,200	$2,493,240
J. Crew Group, Inc.*(1)	146,900	4,196,933
Sherwin-Williams Co.	68,700	3,926,892

		10,617,065

Wireless telecommunication services—0.70%
American Tower Corp., Class A*	53,300	1,917,201

Total common stocks (cost $289,950,795)		267,109,207

Investment company—1.36%
iShares Russell 1000 Growth Index Fund (cost $4,394,970)	77,000	3,738,350

	Units
Short-term investment—0.00%(2)
Investment company—0.00%(2)
UBS Cash Management Prime Relationship Fund, 2.84%(3),(4) (cost $10,328)	10,328	10,328

Investment of cash collateral from securities loaned—5.00%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85% (3),(4) (cost $13,697,070)	13,697,070	13,697,070

Total investments—103.83% (cost $308,053,163)		284,554,955
Liabilities, in excess of cash and other assets—(3.83)%		(10,502,760)

Net assets—100.00%		$274,052,195

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $308,053,163; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,890,993
Gross unrealized depreciation	(31,389,201)

Net unrealized depreciation	$(23,498,208)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2008.
(2)	Amount represents less than 0.005%.
(3)	Investment in affiliated mutual fund.
(4)	The rate shown reflects the yield at September 30, 2008.

UBS U.S. Large-Cap Value Equity Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Air freight & logistics	2.38%
Auto components	3.60
Beverages	0.85
Biotechnology	1.49
Building products	1.40
Capital markets	3.44
Commercial banks	7.94
Consumer finance	1.46
Diversified financial services	8.64
Diversified telecommunication services	2.94
Electric utilities	6.15
Energy equipment & services	3.73
Health care equipment & supplies	2.34
Health care providers & services	2.15
Hotels, restaurants & leisure	2.04
Household durables	1.25
Industrial conglomerates	5.53
Insurance	7.15
Machinery	3.76
Media	5.72
Multi-utilities	1.76
Oil, gas & consumable fuels	11.26
Pharmaceuticals	5.83
Road & rail	1.67
Semiconductors & semiconductor equipment	1.50
Wireless telecommunication services	1.77

Total common stocks	97.75
Investment company
SPDR Trust, Series 1	1.00
Short-term investment	2.55

Total investments	101.30
Liabilities, in excess of cash and other assets	(1.30)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Large-Cap Value Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large-Cap Value Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—97.75%
Air freight & logistics—2.38%
FedEx Corp.	21,000	$1,659,840

Auto components—3.60%
BorgWarner, Inc.	31,700	1,038,809
Johnson Controls, Inc.	48,600	1,474,038

		2,512,847

Beverages—0.85%
Constellation Brands, Inc., Class A*	27,600	592,296

Biotechnology—1.49%
Amgen, Inc.*	12,900	764,583
Cephalon, Inc.*	3,564	276,175

		1,040,758

Building products—1.40%
Masco Corp.	54,700	981,318

Capital markets—3.44%
Bank of New York Mellon Corp.	24,800	807,984
Goldman Sachs Group, Inc.	3,700	473,600
Morgan Stanley	48,700	1,120,100

		2,401,684

Commercial banks—7.94%
City National Corp.	8,800	477,840
Fifth Third Bancorp	90,400	1,075,760
SunTrust Banks, Inc.	32,200	1,448,678
Wells Fargo & Co.	67,700	2,540,781

		5,543,059

Consumer finance—1.46%
Discover Financial Services	73,950	1,021,989

Diversified financial services—8.64%
Bank of America Corp.	27,632	967,120
Citigroup, Inc.	139,359	2,858,253
JPMorgan Chase & Co.	47,200	2,204,240

		6,029,613

Diversified telecommunication services—2.94%
AT&T, Inc.	73,600	2,054,912

Electric utilities—6.15%
American Electric Power Co., Inc.	37,400	1,384,922
Exelon Corp.	19,900	1,246,138
Northeast Utilities	38,200	979,830
Pepco Holdings, Inc.	29,700	680,427

		4,291,317

Energy equipment & services—3.73%
Baker Hughes, Inc.	24,400	1,477,176
Halliburton Co.	34,800	1,127,172

		2,604,348

Health care equipment & supplies—2.34%
Covidien Ltd.	21,200	1,139,712
Zimmer Holdings, Inc.*	7,700	497,112

		1,636,824

UBS U.S. Large-Cap Value Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Health care providers & services—2.15%
Medco Health Solutions, Inc.*	33,300	$1,498,500

Hotels, restaurants & leisure—2.04%
Carnival Corp.	34,300	1,212,505
Royal Caribbean Cruises Ltd.	10,100	209,575

		1,422,080

Household durables—1.25%
Fortune Brands, Inc.	15,200	871,872

Industrial conglomerates—5.53%
General Electric Co.	151,300	3,858,150

Insurance—7.15%
ACE Ltd.	14,500	784,885
Aflac, Inc.	22,200	1,304,250
Hartford Financial Services Group, Inc.	21,100	864,889
MetLife, Inc.	16,100	901,600
Principal Financial Group, Inc.	26,100	1,135,089

		4,990,713

Machinery—3.76%
Illinois Tool Works, Inc.	35,700	1,586,865
PACCAR, Inc.	27,150	1,036,859

		2,623,724

Media—5.72%
Comcast Corp., Class A	85,500	1,678,365
Interpublic Group of Cos., Inc.*	93,300	723,075
News Corp., Class A	67,600	810,524
Omnicom Group, Inc.	20,200	778,912

		3,990,876

Multi-utilities—1.76%
NiSource, Inc.	28,400	419,184
Sempra Energy	16,000	807,520

		1,226,704

Oil, gas & consumable fuels—11.26%
Chevron Corp.	30,800	2,540,384
Exxon Mobil Corp.	25,200	1,957,032
Marathon Oil Corp.	44,300	1,766,241
Peabody Energy Corp.	24,000	1,080,000
Ultra Petroleum Corp.*	9,300	514,662

		7,858,319

Pharmaceuticals—5.83%
Johnson & Johnson	28,000	1,939,840
Wyeth	57,600	2,127,744

		4,067,584

Road & rail—1.67%
Burlington Northern Santa Fe Corp.	12,600	1,164,618

Semiconductors & semiconductor equipment—1.50%
Intel Corp.	56,000	1,048,880

Wireless telecommunication services—1.77%
Sprint Nextel Corp.	203,081	1,238,794

Total common stocks (cost $74,239,796)		68,231,619

UBS U.S. Large-Cap Value Equity Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Investment company—1.00%
SPDR Trust, Series 1 (cost $713,831)	6,000	$695,940

	Units
Short-term investment—2.55%
Other—2.55%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(1),(2) (cost $1,779,319)	1,779,319	1,779,319

Total investments—101.30% (cost $76,732,946)		70,706,878
Liabilities, in excess of cash and other assets—(1.30)%		(906,203)

Net assets—100.00%		$69,800,675

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $76,732,946; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,479,825
Gross unrealized depreciation	(12,505,893)

Net unrealized depreciation	$(6,026,068)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Commercial banks	4.90%
Construction materials	0.33
Diversified financial services	10.72
Diversified telecommunication services	0.14
Food & staples retailing	1.11
Household durables	0.28
Multi-utilities	0.32
Oil, gas & consumable fuels	1.53
Road & rail	1.16

Total corporate bonds	20.49
Asset-backed securities	21.23
Collateralized debt obligations	0.12
Commercial mortgage-backed securities	10.23
Mortgage & agency debt securities	5.64

Total bonds	57.71
Short-term investments	41.02
Options purchased	0.48

Total investments	99.21
Cash and other assets, less liabilities	0.79

Net assets	100.00%

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
Bonds — 57.71%
Corporate bonds — 20.49%
Japan — 0.28%
Resona Bank Ltd.,
5.850%, due 04/15/16(1),(2),(3)	$500,000	$367,742
Luxembourg — 0.14%
Telecom Italia Capital SA,
5.250%, due 11/15/13	200,000	177,438
United States — 20.07%
American Express Credit Corp.,
2.636%, due 10/04/10(1)	1,500,000	1,357,589
Citigroup, Inc.,
3.084%, due 06/09/16(1)	3,000,000	2,135,307
CRH America, Inc.,
6.000%, due 09/30/16	500,000	430,891
CVS Caremark Corp.,
3.111%, due 06/01/10(1)	1,500,000	1,436,412
Discover Financial Services,
3.349%, due 06/11/10(1)	1,000,000	807,206
DTE Energy Co.,
6.350%, due 06/01/16	450,000	419,576
Fortune Brands, Inc.,
5.375%, due 01/15/16	400,000	363,116
General Electric Capital Corp.,
2.989%, due 01/08/16(1)	3,000,000	2,766,342
Goldman Sachs Group, Inc.,
3.191%, due 07/22/15(1)	2,000,000	1,240,704
HSBC USA, Inc.,
3.188%, due 08/14/09(1)	2,000,000	1,998,654
JPMorgan Chase & Co.,
2.902%, due 02/22/12(1)	2,500,000	2,444,152
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	450,000	410,784
Merrill Lynch & Co., Inc.,
3.044%, due 06/05/12(1)	2,500,000	2,068,747
Morgan Stanley,
3.271%, due 10/15/15(1)	2,000,000	1,091,010
Norfolk Southern Corp.,
5.257%, due 09/17/14	1,500,000	1,501,305
Spectra Energy Capital LLC,
5.668%, due 08/15/14	350,000	334,517
Valero Energy Corp.,
6.875%, due 04/15/12	1,200,000	1,232,214
Wachovia Bank N.A.,
3.149%, due 03/15/16(1)	2,700,000	1,583,777
Wells Fargo & Co.,
2.995%, due 10/28/15(1)	2,500,000	2,408,265

Total United States corporate bonds		26,030,568

Total corporate bonds
(cost $31,760,140)		26,575,748

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
Asset-backed securities — 21.23%
United States — 21.23%
American Express Credit Account Master Trust,
Series 2006-A, Class B,
2.598%, due 08/15/11(1),(3)	$1,500,000	$1,494,435
AmeriCredit Automobile Receivables Trust,
Series 2005-1, Class C,
4.730%, due 07/06/10	896,419	897,716
Banc of America Securities Auto Trust,
Series 2006-G1, Class C,
5.510%, due 02/19/13	1,000,000	888,821
Capital Auto Receivables Asset Trust,
Series 2008-2, Class A2B,
3.408%, due 03/15/11(1)	2,000,000	1,992,531
First Auto Receivables Group Trust,
Series 2003-2, Class A4,
3.314%, due 09/15/10(3)	129,703	129,506
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2005-FFA, Class M2,
5.475%, due 03/25/25(4)	960,000	163,200
Series 2003-FFB, Class M2,
6.207%, due 02/25/33(1),(5),(6)	434,752	408,824
Ford Credit Auto Owner Trust,
Series 2008-A, Class A2,
3.088%, due 07/15/10(1)	1,395,592	1,394,074
Series 2008-B, Class A2,
3.688%, due 12/15/10(1)	1,000,000	992,968
Franklin Auto Trust,
Series 2005-1, Class C,
5.440%, due 05/20/13	600,000	542,175
GE Commercial Equipment Financing LLC,
Series 2004-A, Class A4,
3.720%, due 05/22/14(3)	659,064	658,227
GSAMP Trust,
Series 2006-S1, Class M3,
3.349%, due 11/25/35(1),(5)	882,657	0
Series 2006-S6, Class A2,
5.552%, due 10/25/36(4)	150,000	34,500
Series 2006-S3, Class A1,
6.085%, due 05/25/36(4)	533,603	64,032
Harley-Davidson Motorcycle Trust,
Series 2004-1, Class A2,
2.530%, due 11/15/11	1,796,397	1,794,886
Home Equity Mortgage Trust,
Series 2006-5, Class A1,
5.500%, due 01/25/37(4)	280,724	67,119
Honda Auto Receivables Owner Trust,
Series 2006-1, Class A3,
5.070%, due 02/18/10	421,173	421,990
M&I Auto Loan Trust,
Series 2005-1, Class B,
5.020%, due 07/20/12	1,630,000	1,503,241

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
United States—(continued)
MBNA Master Credit Card Trust II,
Series 1999-7, Class A,
7.000%, due 02/15/12	$2,000,000	$2,042,134
Merrill Auto Trust Securitization,
Series 2007-1, Class A4,
2.548%, due 12/15/13(1)	3,000,000	2,831,225
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
3.387%, due 09/25/36(1)	184,689	58,011
Morgan Stanley Mortgage Loan Trust,
Series 2006-10SL, Class M2,
3.707%, due 08/25/36(1),(5)	800,000	28,000
Navistar Financial Corp. Owner Trust,
Series 2004-B, Class C,
3.930%, due 10/15/12	263,672	246,428
New York City Tax Lien,
Series 2005-AA, Class A,
4.780%, due 12/10/18(3)	574,688	573,611
Nissan Auto Lease Trust,
Series 2008-A, Class A2B,
4.038%, due 12/15/10(1)	1,000,000	997,417
Pinnacle Capital Asset Trust,
Series 2006-A, Class C,
5.770%, due 05/25/10(3)	303,059	302,266
RAAC Series,
Series 2006-RP1, Class M4,
5.082%, due 10/25/45(1),(3),(5)	356,387	14,256
Series 2004-SP1, Class AI4,
5.285%, due 08/25/27(1)	1,361,880	1,027,402
SACO I Trust,
Series 2005-8, Class M5,
3.957%, due 11/25/35(1),(5)	2,000,000	11,400
Superior Wholesale Inventory
Financing Trust,
Series 2007-AE1, Class C,
3.088%, due 01/15/12(1)	700,000	560,000
Swift Master Auto Receivables Trust,
Series 2007-1, Class A,
2.588%, due 06/15/12(1)	2,000,000	1,778,903
Terwin Mortgage Trust,
Series 2006-2HGS, Class A2,
4.500%, due 03/25/37(1),(3),(5)	400,000	44,247
Volkswagen Auto Lease Trust,
Series 2006-A, Class A3,
5.500%, due 09/21/09	1,099,819	1,102,855
Volkswagen Auto Loan Enhanced Trust,
Series 2008-1, Class A2,
3.710%, due 04/20/11	1,500,000	1,486,673

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
United States—(concluded)
World Omni Auto Receivables Trust,
Series 2008-A, Class A1,
2.922%, due 03/16/09	$979,667	$978,951

Total asset-backed securities
(cost $34,522,450)		27,532,024

Collateralized debt obligations — 0.12%
Cayman Islands — 0.01%
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class B,
3.277%, due 02/16/41(1),(3),(5)	750,000	22,500

United States — 0.11%
Ansonia CDO Ltd.,
Series 2006-1A, Class F,
6.755%, due 07/28/46(3),(5)	700,000	140,000
Duke Funding Ltd.,
Series 2006-HG5A, Class C,
4.038%, due 07/03/50(1),(3),(5)	217,330	2

Total United States collateralized debt obligations		140,002

Total collateralized debt obligations
(cost $1,667,308)		162,502

Commercial mortgage-backed securities — 10.23%
United States — 10.23%
Banc of America Large Loan, Inc.,
Series 2005-MIB1, Class A2,
2.698%, due 03/15/22(1),(3)	3,000,000	2,739,065
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4,
5.306%, due 12/10/46	2,500,000	2,165,155
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVE,
3.038%, due 10/15/21(1),(3)	1,000,000	810,000
Morgan Stanley Capital I,
Series 1999-CAM1, Class A4,
7.020%, due 03/15/32(1)	882,389	880,830
TW Hotel Funding 2005 LLC,
Series 2005-LUX, Class A1,
2.738%, due 01/15/21(1),(3)	1,216,390	1,162,718
Series 2005-LUX, Class K,
3.688%, due 01/15/21(1),(3)	1,216,390	1,129,839
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1,
2.568%, due 06/15/20(1),(3)	1,887,380	1,667,413
Series 2007-ESH, Class A1,
2.938%, due 06/15/19(1),(3)	3,000,000	2,715,000

Total commercial mortgage-backed securities
(cost $14,317,759)		13,270,020

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
Mortgage & agency debt securities — 5.64%
United Kingdom — 0.56%
Arkle Master Issuer PLC,
Series 2006-1A, Class 4C,
3.287%, due 02/17/52(1),(3)	$1,500,000	$730,547

Total United Kingdom mortgage & agency debt securities		730,547

United States — 5.08%
Adjustable Rate Mortgage Trust,
Series 2005-12, Class 2A1,
5.681%, due 03/25/36(1)	934,734	683,701
Countrywide Alternative Loan Trust,
Series 2004-2CB, Class 1A1,
4.250%, due 03/25/34	91,496	82,761
First Horizon Alternative Mortgage
Securities Trust,
Series 2005-AA7, Class 2A1,
5.400%, due 09/25/35(1)	864,460	595,030
First Horizon Asset Securities, Inc.,
Series 2006-AR1, Class 2A1,
5.854%, due 05/25/36(1)	1,376,440	1,005,849
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A2,
5.334%, due 12/25/36(1)	1,614,814	662,074
MLCC Mortgage Investors, Inc.,
Series 2006-3, Class 2A2,
6.073%, due 10/25/36(1)	1,083,575	435,608
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 1A6,
5.500%, due 09/25/35	883,240	653,598
Residential Funding Mortgage
Securitization I,
Series 2006-SA3, Class 2A1,
5.944%, due 09/25/36(1)	606,185	510,777
Wells Fargo Mortgage Backed
Securities Trust,
Series 2005-AR2, Class 3A1,
4.931%, due 03/25/35(1)	1,058,174	956,384
Series 2006-AR1, Class 2A2,
5.550%, due 03/25/36(1)	1,092,132	1,004,104

Total United States mortgage & agency debt securities		6,589,886

Total mortgage & agency debt securities
(cost $10,829,214)		7,320,433

Total bonds
(cost $93,096,871)		74,860,727

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Units	Value
Short-term investments — 41.02%
Investment company — 16.04%
UBS Cash Management Prime Relationship Fund, 2.84%(7),(8)
(cost $20,807,882)	20,807,882	$20,807,882

	Face amount
Discount note — 3.85%
Federal Home Loan Bank, 2.13%, due 10/17/08(9)
(cost $4,995,333)	$5,000,000	4,994,876

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
Commercial paper — 21.13%
Atlantic Asset Securitization LLC,
2.47%, due 10/10/08 (9),(10)	$2,000,000	$1,998,633
Bank of America,
4.01%, due 10/02/08 (9)	2,000,000	1,999,556
Barton Capital Corp.,
2.48%, due 10/03/08 (9)	1,500,000	1,499,690
Bryant Park Funding LLC,
4.00%, due 10/01/08 (9)	2,000,000	1,999,746
Chariot Funding LLC,
2.47%, due 10/02/08 (9)	2,000,000	1,999,726
Danske Corp.,
2.47%, due 10/06/08 (9)	1,000,000	999,588
Falcon Asset Securitization Co. LLC,
2.45%, due 10/02/08 (9)	2,000,000	1,999,728
Kitty Hawk Funding Corp.,
4.51%, due 10/02/08 (9)	2,000,000	1,999,500
Nordea North America, Inc.,
2.56%, due 10/14/08 (9)	1,000,000	999,008
Old Line Funding LLC,
2.51%, due 10/14/08 (9),(10)	2,000,000	1,998,056
Ranger Funding Co. LLC,
4.06%, due 10/14/08 (9),(10)	2,000,000	1,996,692
Regency Markets No. 1 LLC,
4.26%, due 10/15/08 (9),(10)	2,150,000	2,146,193
Sheffield Receivables Corp.,
4.76%, due 10/10/08 (9),(10)	2,000,000	1,997,361
Thunder Bay Funding LLC,
4.05%, due 10/01/08 (9)	2,000,000	1,999,743
Yorktown Capital LLC,
4.06%, due 10/14/08 (9),(10)	1,767,000	1,764,078

(cost $27,400,311)		27,397,298

Total short-term investments
(cost $53,203,526)		53,200,056

	Number of
	contracts
Options purchased — 0.48%
Call options — 0.48%
U.S. Treasury Bond Futures, strike @ USD 118.00, expires November 2008*	207	478,688
U.S. Treasury Bond Futures, strike @ USD 124.00, expires November 2008*	207	142,312

Total call options
(cost $511,923)		621,000

Total investments — 99.21%
(cost $146,812,320)		128,681,783
Cash and other assets, less liabilities — 0.79%		1,024,229

Net assets — 100.00%		$129,706,012

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $146,812,320; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$216,690
Gross unrealized depreciation	(18,347,227)

Net unrealized depreciation	$(18,130,537)

*	Non-income producing security.
(1)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(2)	Perpetual bond security. The maturity date reflects the next call date.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $14,701,374 or 11.33% of net assets.

(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(5)	Security is illiquid. These securities amounted to $669,229 or 0.52% of net assets.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2008, the value of these securities amounted to $408,824 or 0.32% of net assets.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2008.
(9)	The rate shown is the effective yield at the date of purchase.
(10)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $11,901,013, or 9.18% of net assets.

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
GSAMP	Goldman Sachs Mortgage Securities Corp.
MLCC	Merrill Lynch Credit Corp.

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets		09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Ansonia CDO Ltd.,
Series 2006-1A, Class F,
6.755%, due 07/28/46	10/25/06	$699,978	0.54%		$140,000	0.11%
Credit-Based Asset Servicing and Securitization
CBO Ltd.,
Series 15A, Class B,
3.277%, due 02/16/41	01/25/06	750,000	0.58		22,500	0.01
Duke Funding Ltd.,
Series 2006-HG5A, Class C,
4.038%, due 07/03/50	05/26/06	212,000	0.16		2	0.00	(1)
Series 2006-HG5A, Class C,
4.038%, due 07/03/50	03/25/08	3,190	0.00	(1)	0	0.00	(1)
Series 2006-HG5A, Class C,
4.038%, due 07/03/50	07/16/08	2,140	0.00	(1)	0	0.00	(1)
RAAC Series,
Series 2006-RP1, Class M4,
5.082%, due 10/25/45	03/06/06	356,387	0.27		14,256	0.01
Terwin Mortgage Trust,
Series 2006-2HGS, Class A2,
4.500%, due 03/25/37	01/19/06	390,332	0.30		44,247	0.03

		$2,414,027	1.86%		$221,005	0.16%

(1)	Amount represents less than 0.005%.

Futures contracts

UBS Absolute Return Investment Grade Bond Relationship Fund had the following open futures contracts as of September 30, 2008:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 361 contracts (USD)	December 2008	$41,631,199	$41,379,625	$(251,574)

US treasury futures sell contracts:
2 Year US Treasury Notes, 399 contracts (USD)	December 2008	(84,661,114)	(85,161,563)	(500,448)
5 Year US Treasury Notes, 238 contracts (USD)	December 2008	(26,612,346)	(26,711,781)	(99,435)
10 Year US Treasury Notes, 24 contracts (USD)	December 2008	(2,779,275)	(2,751,000)	28,275

Net unrealized depreciation on futures contracts				$(823,182)

The segregated aggregate of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $118,189.

Currency type abbreviation:

USD United States Dollar

Options written

UBS Absolute Return Investment Grade Bond Relationship Fund had the following open options written as of September 30, 2008:

	Expiration	Premiums
	dates	received	Value
Call option
US Treasury Bond Futures, 414 contracts, strike @ USD 121.00	November 2008	$387,223	$530,437
Put option
90 Day Euro-Dollar Interest Rate Futures, 117 contracts, strike @ USD 95.75	December 2008	47,553	46,800

Total options written		$434,776	$577,237

Currency type abbreviation:

USD United States Dollar

UBS Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Beverages	1.57%
Capital markets	3.35
Commercial banks	7.00
Commercial services	1.06
Construction materials	0.27
Consumer finance	15.72
Diversified financial services	13.04
Diversified telecommunication services	7.10
Electric utilities	10.64
Energy equipment & services	1.60
Food & staples retailing	0.64
Gas utilities	0.86
Health care providers & services	1.08
Household durables	0.87
Insurance	1.88
Media	5.61
Metals & mining	0.67
Multi-utilities	1.60
Office electronics	0.70
Oil, gas & consumable fuels	10.44
Pharmaceuticals	5.24
Real estate investment trusts (REITs)	1.03
Road & rail	0.44
Software	1.07
Tobacco	0.79
Wireless telecommunication services	3.10

Total corporate bonds	97.37

Total bonds	97.37
Short-term investment	0.69

Total investments	98.06
Cash and other assets, less liabilities	1.94

Net assets	100.00%

UBS Corporate Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
Bonds—97.37%
Corporate bonds—97.37%
Canada—1.84%
Canadian Natural Resources Ltd.,
6.750%, due 02/01/39	$7,000,000	$5,771,149

Cayman Islands—1.60%
Transocean, Inc.,
6.800%, due 03/15/38	4,225,000	3,876,459
7.500%, due 04/15/31	1,165,000	1,164,950

Total Cayman Islands corporate bonds		5,041,409

Luxembourg—2.96%
Telecom Italia Capital SA,
5.250%, due 11/15/13	10,500,000	9,315,494

Netherlands—1.82%
Deutsche Telekom International Finance BV,
6.750%, due 08/20/18	2,200,000	2,039,070
E.ON International Finance BV,
6.650%, due 04/30/38(1)	3,785,000	3,676,238

Total Netherlands corporate bonds		5,715,308

Spain—0.61%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	2,100,000	1,932,777

Switzerland—1.80%
Credit Suisse,
6.000%, due 02/15/18	6,500,000	5,662,807

United Kingdom—3.76%
Abbey National PLC,
7.950%, due 10/26/29	1,850,000	1,786,243
AstraZeneca PLC,
6.450%, due 09/15/37	2,300,000	2,199,147
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(2),(3)	3,775,000	2,812,443
9.118%, due 03/31/10(3)	2,900,000	2,812,072
SABMiller PLC,
6.500%, due 07/01/16(1)	2,315,000	2,243,633

Total United Kingdom corporate bonds		11,853,538

United States—82.98%
Alcoa, Inc.,
5.950%, due 02/01/37	2,700,000	2,119,932
Allergan, Inc.,
5.750%, due 04/01/16	7,880,000	7,578,378
American General Finance Corp.,
4.875%, due 07/15/12	5,350,000	2,862,084
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	2,525,000	2,320,765
Anheuser-Busch Cos., Inc.,
6.500%, due 05/01/42	3,350,000	2,711,490
Apache Corp.,
6.000%, due 09/15/13	810,000	807,291
AT&T, Inc.,
6.500%, due 09/01/37	3,825,000	3,253,851

UBS Corporate Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
Bank of America Corp.,
5.420%, due 03/15/17	$13,700,000	$10,905,228
Bear Stearns Cos.,
7.250%, due 02/01/18	6,750,000	6,496,031
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	1,950,000	1,718,432
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	1,375,000	1,379,598
CIT Group, Inc.,
3.354%, due 12/22/08(2)	1,715,000	1,690,419
Citigroup, Inc.,
6.125%, due 05/15/18	12,650,000	10,474,251
6.875%, due 03/05/38	3,075,000	2,515,245
Comcast Corp.,
6.300%, due 11/15/17	9,400,000	8,643,319
Consolidated Edison Co. of New
York, Inc., Series 08-B,
6.750%, due 04/01/38	3,700,000	3,498,313
CRH America, Inc.,
6.000%, due 09/30/16	1,002,000	863,505
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	3,020,000	2,498,416
DTE Energy Co.,
6.350%, due 06/01/16	2,720,000	2,536,103
Enterprise Products Operating LP,
Series B,
6.875%, due 03/01/33	3,075,000	2,703,036
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	2,290,000	1,612,876
8.000%, due 01/15/11(1)	1,660,000	1,698,253
Exelon Generation Co. LLC,
5.350%, due 01/15/14	8,000,000	7,251,840
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	34,945,000	33,179,369
Fortune Brands, Inc.,
5.375%, due 01/15/16	3,000,000	2,723,370
General Electric Capital Corp.,
6.000%, due 06/15/12	5,270,000	5,086,467
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	2,600,000	2,440,859
GMAC LLC,
6.875%, due 09/15/11	6,365,000	2,839,980
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	2,500,000	2,078,785
Hartford Financial Services Group, Inc.,
6.000%, due 01/15/19	3,900,000	3,411,767
HSBC Bank USA N.A.,
5.625%, due 08/15/35	2,950,000	2,243,369
International Lease Finance Corp.,
3.500%, due 04/01/09	11,750,000	10,565,530
JP Morgan Chase Capital XXV,
Series Y,
6.800%, due 10/01/37	3,240,000	2,483,635

UBS Corporate Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	$5,125,000	$4,678,377
5.800%, due 03/15/35	8,995,000	6,699,043
Kroger Co.,
6.900%, due 04/15/38	2,175,000	2,018,254
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18(4)††	9,200,000	1,150,000
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	3,050,000	2,698,488
MetLife, Inc.,
5.000%, due 11/24/13	2,650,000	2,508,312
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	3,600,000	2,946,852
Morgan Stanley,
6.625%, due 04/01/18	7,000,000	4,632,537
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	4,210,000	4,654,829
Nustar Logistics,
7.650%, due 04/15/18	4,490,000	4,513,860
Oncor Electric Delivery Co,
6.800%, due 09/01/18(1)	1,975,000	1,755,913
Oracle Corp.,
5.750%, due 04/15/18	3,625,000	3,365,831
Philip Morris International, Inc.,
5.650%, due 05/16/18	2,695,000	2,491,080
PPL Energy Supply LLC,
6.000%, due 12/15/36	1,800,000	1,351,593
Series A, 6.400%, due 11/01/11	5,500,000	5,473,050
Prologis,
5.625%, due 11/15/15	3,700,000	3,234,888
PSEG Power LLC,
6.950%, due 06/01/12	7,400,000	7,547,926
Residential Capital LLC,
8.125%, due 11/21/08	1,465,000	1,352,603
Schering-Plough Corp.,
6.550%, due 09/15/37	2,800,000	2,564,548
Spectra Energy Capital LLC,
5.668%, due 08/15/14	2,670,000	2,551,885
Sprint Capital Corp.,
6.875%, due 11/15/28	7,625,000	5,108,750
Time Warner Cable, Inc.,
6.750%, due 07/01/18	3,460,000	3,231,398
Time Warner, Inc.,
6.875%, due 05/01/12	5,850,000	5,800,252
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	3,850,000	3,389,490
Valero Energy Corp.,
6.625%, due 06/15/37	3,500,000	3,020,255
7.500%, due 04/15/32	2,625,000	2,465,663
Verizon Communications, Inc.,
6.900%, due 04/15/38	1,500,000	1,329,630
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	5,105,000	4,456,308

UBS Corporate Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Wachovia Bank N.A.,
5.850%, due 02/01/37	$5,080,000	$2,260,067
Washington Mutual Bank,
3.230%, due 05/20/13(2)	1,325,000	1,656
5.500%, due 01/15/13	12,075,000	15,094
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3)	8,300,000	10,375
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	5,675,000	4,441,214
Xerox Corp.,
6.350%, due 05/15/18	2,425,000	2,216,695

Total United States corporate bonds		261,128,503

Total corporate bonds (cost $380,895,596)		306,420,985

Total bonds ($380,895,596)		306,420,985

	Units
Short-term investment—0.69%
Other—0.69%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(5),(6) (cost $2,185,641)	2,185,641	2,185,641

Total investments—98.06% (cost $383,081,237)		308,606,626
Cash and other assets, less liabilities—1.94%		6,110,173

Net assets—100.00%		$314,716,799

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $383,081,237; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,261
Gross unrealized depreciation	(74,478,872)

Net unrealized depreciation	$(74,474,611)

††	As of September 29, 2008, the Fund is no longer accruing income on this security.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $10,997,288 or 3.49% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.

(3)	Perpetual bond security. The maturity date reflects the next call date.

(4)	Security is in default.

(5)	Investment in affiliated mutual fund.

(6)	The rate shown reflects the yield at September 30, 2008.

GMAC	General Motors Acceptance Corp.

Futures contracts

UBS Corporate Bond Relationship Fund had the following open futures contracts as of September 30, 2008:

	Expiration date	(Proceeds)	Value	Unrealized appreciation
US treasury futures sell contracts:
US Long Bond, 53 contracts (USD)	December 2008	$(6,232,388)	$(6,210,109)	$22,278

The segregated aggregate of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $246,380.

Currency type abbreviation:

USD	United States Dollar

UBS High Yield Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Aerospace/defense	2.16
Airlines	1.15
Auto loans	3.97
Automotive	0.76
Banking	1.15
Broadcasting	0.47
Building materials	1.88
Chemicals	1.56
Consumer products	0.34
Diversified capital goods	0.33
Diversified financial services	1.07
Electric-generation	11.76
Electronics	0.58
Energy - exploration&production	4.13
Environmental	0.20
Food - wholesale	0.05
Food/beverage/tobacco	0.19
Forestry/paper	5.50
Gaming	7.43
Gas distribution	5.36
Health services	10.28
Media - broadcast	1.22
Media - cable	0.75
Media - services	2.42
Metals/mining	0.18
Mortgage banks & thrifts	0.00	(1)
Oil field equipment & services	1.59
Oil refining & marketing	1.06
Packaging	5.40
Pharmaceuticals	2.76
Printing & publishing	2.64
Real estate development & management	0.07
Restaurants	0.20
Software/services	0.98
Steel producers/products	2.74
Support - services	4.51
Technology	1.28
Telecom - integrated/services	1.81
Telecom - wireless	0.75
Transportation excluding air/rail	1.22

Total corporate bonds	91.90
US treasury	1.54

Total bonds	93.44
Common stocks
Media	0.00%

Total Common stocks	0.00	(1)
Warrants	0.00
Short-term investment	2.04

Total investments	95.48
Cash and other assets, less liabilities	4.52

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
Bonds — 93.44%
Corporate bonds — 91.90%
Bermuda — 2.43%
Intelsat Jackson Holdings Ltd.,
11.250%, due 06/15/16(1)	$6,500,000	$6,321,250
Petroplus Finance Ltd.,
7.000%, due 05/01/17(1)	5,900,000	4,897,000

Total Bermuda corporate bonds		11,218,250

Canada — 2.06%
Abitibi-Consolidated Co. of Canada,
15.500%, due 07/15/10(1)	2,068,000	1,457,940
Abitibi-Consolidated, Inc.,
8.550%, due 08/01/10	1,175,000	446,500
Millar Western Forest Products Ltd.,
7.750%, due 11/15/13	1,000,000	570,000
Quebecor World Capital Corp.,
4.875%, due 11/15/08(2)	7,900,000	2,409,500
8.750%, due 03/15/16(1),(2)	1,340,000	536,000
Stone Container Finance,
7.375%, due 07/15/14	5,325,000	4,100,250

Total Canada corporate bonds		9,520,190

Luxembourg — 1.15%
FMC Finance III SA,
6.875%, due 07/15/17	5,500,000	5,293,750

Netherlands — 1.62%
Clondalkin Acquisition BV,
4.819%, due 12/15/13(1),(3)	7,625,000	6,195,313
Ford Capital BV,
9.500%, due 06/01/10	800,000	564,000
Montell Finance Co. BV,
8.100%, due 03/15/27(1)	850,000	382,500
NXP BV/NXP Funding LLC,
7.875%, due 10/15/14	300,000	201,000
9.500%, due 10/15/15	300,000	154,500

Total Netherlands corporate bonds		7,497,313

United States — 84.64%
AAC Group Holdings Corp.,
10.250%, due 10/01/12(1),(4)	1,000,000	980,000
AES Corp.,,
8.000%, due 06/01/20(1)	11,600,000	10,150,000
Affinion Group, Inc.,
10.125%, due 10/15/13	3,350,000	3,149,000
Ahern Rentals, Inc.,
9.250%, due 08/15/13	2,925,000	1,462,500
Airgas, Inc.,
7.125%, due 10/01/18(1)	1,756,000	1,712,100
AK Steel Corp.,
7.750%, due 06/15/12	7,325,000	7,032,000
Allied Waste North America, Inc.,
6.875%, due 06/01/17	1,000,000	930,000
American Rock Salt Co. LLC,
9.500%, due 03/15/14	800,000	824,000

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
United States—(continued)
AmeriQual Group LLC and AmeriQual Finance Corp.,
9.500%, due 04/01/12(1)	$1,375,000	$866,250
ARAMARK Corp.,
6.301%, due 02/01/15(3)	7,775,000	6,803,125
8.500%, due 02/01/15	5,000,000	4,700,000
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	7,000,000	6,440,000
8.750%, due 06/15/18(1)	1,700,000	1,598,000
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15(1)	7,360,000	7,286,400
12.750%, due 03/01/16(1)	5,530,000	5,474,700
Baker & Taylor, Inc.,
11.500%, due 07/01/13(1)	425,000	331,500
Bausch & Lomb, Inc.,
9.875%, due 11/01/15(1)	525,000	498,750
Biomet, Inc.,
11.625%, due 10/15/17	3,000,000	3,015,000
Boise Cascade LLC,
7.125%, due 10/15/14	5,136,000	3,518,160
Bowater, Inc.,
9.000%, due 08/01/09	2,150,000	1,827,500
Boyd Gaming Corp.,
7.750%, due 12/15/12	8,750,000	7,700,000
Buckeye Technologies, Inc.,
8.000%, due 10/15/10	881,000	814,925
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,275,000	956,250
Caesars Entertainment, Inc.,
7.875%, due 03/15/10	4,000,000	3,110,000
8.125%, due 05/15/11	800,000	472,000
Carriage Services, Inc.,
7.875%, due 01/15/15	625,000	551,562
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10(1)	5,000,000	4,950,000
9.750%, due 03/15/10	1,100,000	1,017,500
Chesapeake Energy Corp.,
6.625%, due 01/15/16	11,050,000	9,917,375
Chukchansi Economic Development Authority,
8.000%, due 11/15/13(1)	875,000	700,000
Circus & Eldorado Joint
Venture/Silver Legacy Capital Corp.,
10.125%, due 03/01/12	500,000	425,000
CIT Group, Inc.,
2.946%, due 01/30/09(3)	2,450,000	2,207,291
3.213%, due 12/19/08(3)	1,000,000	988,519
3.354%, due 12/22/08(3)	1,750,000	1,724,917
CMP Susquehanna Corp.,
9.875%, due 05/15/14	750,000	420,000
Coleman Cable, Inc.,
9.875%, due 10/01/12	450,000	407,250
Community Health Systems, Inc.,
8.875%, due 07/15/15	8,550,000	8,122,500

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
United States—(continued)
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	$5,730,000	$5,328,900
Da-Lite Screen Co., Inc.,
9.500%, due 05/15/11	625,000	590,625
DaVita, Inc.,
7.250%, due 03/15/15	7,700,500	7,315,475
Dayton Superior Corp.,
13.000%, due 06/15/09	1,513,000	1,225,530
Deluxe Corp.,
5.000%, due 12/15/12	1,425,000	1,154,250
DirecTV Holdings LLC/ DirecTV Financing Co.,
7.625%, due 05/15/16(1)	4,050,000	3,665,250
Dycom Industries, Inc.,
8.125%, due 10/15/15	600,000	528,000
Echostar DBS Corp.,
6.625%, due 10/01/14	7,835,000	6,287,588
Edison Mission Energy,
7.000%, due 05/15/17	1,500,000	1,350,000
7.625%, due 05/15/27	9,700,000	7,857,000
Esterline Technologies Corp.,
6.625%, due 03/01/17	2,950,000	2,802,500
Exopack Holding, Inc.,
11.250%, due 02/01/14	9,300,000	7,812,000
Ferrell Gas Partners-LP,
6.750%, due 05/01/14(1)	3,055,000	2,489,825
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	8,428,000	7,416,640
Ford Motor Credit Co. LLC,
5.625%, due 10/01/08	5,200,000	5,198,875
7.375%, due 10/28/09	11,525,000	9,265,708
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14	1,225,000	845,250
Frontier Communications Corp.,
9.000%, due 08/15/31	500,000	382,500
General Motors Corp.,
7.200%, due 01/15/11	4,975,000	2,922,813
GMAC LLC,
7.250%, due 03/02/11	7,775,000	3,677,435
8.000%, due 11/01/31	500,000	188,639
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	6,000,000	5,640,000
Harland Clarke Holdings Corp.,
7.554%, due 05/15/15(3)	5,675,000	3,688,750
9.500%, due 05/15/15	3,300,000	2,343,000
Harrah's Operating Co., Inc.,
5.500%, due 07/01/10	2,770,000	2,077,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.,
8.500%, due 04/01/15	500,000	457,500
8.875%, due 04/01/15	2,700,000	2,443,500
HCA, Inc.,
9.125%, due 11/15/14	300,000	291,750
9.250%, due 11/15/16	9,150,000	8,898,375
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	6,250,000	5,843,750

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
United States—(continued)
Inergy LP/Inergy Finance Corp.,
8.250%, due 03/01/16	$750,000	$690,000
Interface, Inc.,
10.375%, due 02/01/10	1,000,000	1,020,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	4,650,000	3,115,500
Jefferson Smurfit Corp.,
8.250%, due 10/01/12	825,000	688,875
Key Energy Services, Inc.,
8.375%, due 12/01/14	1,575,000	1,512,000
L-3 Communications Corp.,
5.875%, due 01/15/15	2,700,000	2,443,500
Series B,
6.375%, due 10/15/15	2,000,000	1,840,000
Land O' Lakes, Inc.,
8.750%, due 11/15/11	225,000	226,125
Landry's Restaurants, Inc.,
9.500%, due 12/15/14	1,000,000	905,000
LIN Television Corp.,
6.500%, due 05/15/13	3,250,000	2,535,000
Series B,
6.500%, due 05/15/13	1,900,000	1,482,000
Linn Energy LLC,
9.875%, due 07/01/18(1)	2,345,000	2,040,150
Mediacom LLC / Mediacom Capital Corp.,
9.500%, due 01/15/13	1,350,000	1,208,250
Mirant Americas Generation LLC,
8.300%, due 05/01/11	1,050,000	1,010,625
9.125%, due 05/01/31	675,000	519,750
Mirant North America LLC,
7.375%, due 12/31/13	250,000	235,000
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	2,825,000	2,231,750
10.125%, due 12/01/10(5)	1,300,000	1,001,000
11.500%, due 12/01/16	2,750,000	1,870,000
MTR Gaming Group, Inc.,
Series B,
9.000%, due 06/01/12	625,000	437,500
9.750%, due 04/01/10	1,000,000	950,000
Newfield Exploration Co.,
7.125%, due 05/15/18	4,033,000	3,508,710
NewPage Corp.,
12.000%, due 05/01/13	750,000	656,250
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14	700,000	525,000
Nexstar Finance Holdings
LLC/Nexstar Finance Holdings, Inc.,
11.375%, due 04/01/13(4)	2,588,683	2,148,606
Nextel Communications, Inc.,
Series D,
7.375%, due 08/01/15	4,000,000	2,640,000
NGPL PipeCo LLC,
7.119%, due 12/15/17(1)	9,250,000	8,779,443

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
United States—(continued)
NRG Energy, Inc.,
7.375%, due 02/01/16	$3,765,000	$3,388,500
7.375%, due 01/15/17	12,100,000	11,011,000
Nustar Logistics,
7.650%, due 04/15/18	4,730,000	4,755,135
Oncor Electric Delivery Co,
6.800%, due 09/01/18(1)	2,950,000	2,622,756
Owens-Illinois, Inc.,
7.500%, due 05/15/10	11,000,000	10,890,000
Plains Exploration & Production Co.,
7.625%, due 06/01/18	2,148,000	1,900,980
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	652,000	660,150
Psychiatric Solutions, Inc.,
7.750%, due 07/15/15	9,343,000	8,688,990
Qwest Communications International, Inc.,
7.250%, due 02/15/11	500,000	473,750
Realogy Corp.,
10.500%, due 04/15/14	425,000	187,000
12.375%, due 04/15/15	425,000	144,500
Reliant Energy, Inc.,
6.750%, due 12/15/14	5,540,000	4,736,700
River Rock Entertainment Authority,
9.750%, due 11/01/11	6,200,000	5,704,000
San Pasqual Casino,
8.000%, due 09/15/13(1)	750,000	671,250
Sanmina-SCI Corp.,
5.526%, due 06/15/14(1),(3)	1,080,000	939,600
8.125%, due 03/01/16	650,000	552,500
Sheridan Group, Inc.,
10.250%, due 08/15/11	1,175,000	1,045,750
Smurfit-Stone Container Enterprises, Inc.,
8.000%, due 03/15/17	4,300,000	3,354,000
Southwestern Energy Co.,
7.500%, due 02/01/18(1)	620,000	601,400
SPX Corp.,
7.625%, due 12/15/14(1)	1,500,000	1,500,000
Sungard Data Systems, Inc.,
9.125%, due 08/15/13	1,000,000	900,000
10.625%, due 05/15/15(1)	2,223,000	2,089,620
Texas Competitive Electric Holdings Co. LLC,
10.250%, due 11/01/15(1)	10,625,000	9,589,063
10.250%, due 11/01/15(1)	2,000,000	1,805,000
Tropicana Entertainment LLC /
Tropicana Finance Corp.,
9.625%, due 12/15/14(2)	1,250,000	175,000
Tube City IMS Corp.,
9.750%, due 02/01/15	6,325,000	5,629,250
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	725,000	667,000
Unisys Corp.,
8.000%, due 10/15/12	1,900,000	1,539,000

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security description	amount	Value
United States—(concluded)
United Rentals North America, Inc.,
6.500%, due 02/15/12	$3,475,000	$2,901,625
7.750%, due 11/15/13	6,475,000	4,937,188
UnitedHealth Group, Inc.,
6.000%, due 02/15/18	1,765,000	1,596,638
Universal Hospital Services, Inc.,
8.500%, due 06/01/15	3,380,000	3,151,850
Univision Communications, Inc.,
9.750%, due 03/15/15(1)	1,400,000	651,000
US Concrete, Inc.,
8.375%, due 04/01/14	7,719,000	6,020,820
Verso Paper Holdings LLC / Verso Paper, Inc.,
Series B,
9.125%, due 08/01/14	1,350,000	1,161,000
11.375%, due 08/01/16	1,000,000	810,000
Vertis, Inc.,
Series B,
10.875%, due 06/15/09(2)	775,000	62,000
Wachovia Corp.,
3.625%, due 02/17/09	1,000,000	949,482
6.375%, due 02/01/09	3,800,000	3,646,343
Washington Mutual Bank,
2.891%, due 05/01/09(3)	2,876,000	690,240
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(3),(6)††	6,700,000	8,375
Whiting Petroleum Corp.,
7.250%, due 05/01/12	1,155,000	1,071,263
Wind Acquisition Finance SA,
10.750%, due 12/01/15(1)	850,000	833,000
Windstream Corp.,
8.625%, due 08/01/16	700,000	645,750
Xerox Capital Trust I,
8.000%, due 02/01/27	6,480,000	5,892,465

Total United States corporate bonds		390,543,969

Total corporate bonds
(cost $496,754,994)		424,073,472

US government obligation — 1.54%
United States — 1.54%
US Treasury Notes,
4.000%, due 08/15/18 (cost $7,065,564)	7,000,000	7,099,533

Total bonds
(cost $503,820,558)		431,173,005

	Shares
Common stocks — 0.00%(7)
United States — 0.00%(7)
Media—0.00%(7)
Pegasus Communications Corp.,
Class A*	1	189
Xanadoo Co.*	23	6,900

Total common stocks
(cost $86,273)		7,089

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Number of
Security description	warrants	Value
Warrants — 0.00%
Dayton Superior Corp., strike @ $0.01, expires 06/15/09*(1),(8),(9)	1,500	$0
HF Holdings, Inc., strike @ $0.01, expires 09/27/09*(1),(8)	8,680	0
Pliant Corp., strike @ $0.01, expires 06/01/10*(1),(8),(9)	5	0

Total warrants
(cost $4,746,048)		0

	Units
Short-term investment — 2.04%
Other — 2.04%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(10),(11)
(cost $9,408,299)	9,408,299	9,408,299

Total investments — 95.48%
(cost $518,061,178)		440,588,393
Cash and other assets, less liabilities — 4.52%		20,855,607

Net assets — 100.00%		$461,444,000

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $518,061,178; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$614,194
Gross unrealized depreciation	(78,086,979)

Net unrealized depreciation	$(77,472,785)

*	Non-income producing security.
††	As of September 29, 2008, the Fund is no longer accruing income on this security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $112,539,875 or 24.39% of net assets.

(2)	Security is in default.
(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(5)	PIK — Payment-in-kind security. The maturity date reflects the next call date.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	Amount represents less than 0.005%.
(8)	Security is illiquid. These securities amounted to $0 or 0.00% of net assets.
(9)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
(10)	Investment in affiliated mutual fund.
(11)	The rate shown reflects the yield at September 30, 2008.

GMAC	General Motors Acceptance Corp.

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Dayton Superior Corp.,
@ $0.01, expires 06/15/09	08/17/00	$0	0.00%	$0	0.00%
HF Holdings, Inc.,
@ $0.01, expires 09/27/09	01/08/01	4,746,048	1.03	0	0.00
Pliant Corp.,
@ $0.01, expires 06/1/10	11/27/00	0	0.00	0	0.00

		$4,746,048	1.03%	$0	0.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Electric utilities	8.18%
Real estate investment trusts (REITs)	10.52

Total corporate bonds	18.70
Non US government obligations	58.42

Total bonds	77.12
Warrants	2.39

Total investments	79.51
Cash and other assets, less liabilities	20.49

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of Investments

September 30, 2008 (unaudited)

Security description	Face amount		Value
Bonds—77.12%
Corporate bonds—18.70%
Indonesia—8.18%
Majapahit Holding BV,
7.875%, due 06/29/37		$5,000,000	$3,650,000

Malaysia—10.52%
Johor Corp.,
1.000%, due 07/31/12(1)	MYR	15,100,000	4,693,391

Total corporate bonds (cost $9,347,375)			8,343,391

Non US government obligations—58.42%
Argentina—13.99%
Argentina Prestamos Garantizadad,
3.130%, due 01/14/09(2)	ARS	1,800,000	504,069
3.130%, due 05/15/09(2)		1,912,922	1,727,643
Republic of Argentina,
3.127%, due 08/03/12(2)		$11,050,000	4,011,150

			6,242,862

Brazil—17.23%
Federal Republic of Brazil,
Series B,
6.000%, due 05/15/45	BRL	10,000,000	7,686,689

Turkey—15.42%
Republic of Turkey, Credit-Linked Notes,
15.102%, due 02/11/10		$5,800,000	6,880,656

Venezuela—11.78%
Republic of Venezuela,
5.750%, due 02/26/16		3,750,000	2,437,500
10.750%, due 09/19/13		3,100,000	2,821,000

			5,258,500

Total non US government obligations (cost $27,378,390)			26,068,707

Total bonds (cost $36,725,765)			34,412,098

	Number of warrants
Warrants—2.39%
Argentina—2.39%
Republic of Argentina, expires 12/15/35*(3) (cost $1,736,086)		13,800,000	1,069,500

Total investments—79.51% (cost $38,461,851)			35,481,598
Cash and other assets, less liabilities—20.49%			9,142,563

Net assets—100.00%			$44,624,161

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $38,461,851; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,951,990
Gross unrealized depreciation	(5,932,243)

Net unrealized depreciation	$(2,980,253)

*	Non-income producing security.
(1)	Security is illiquid. These securities amounted to $4,693,391 or 10.52% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(3)	Security represents an equity claim linked to Argentina’s gross domestic product.

Currency type abbreviations:

ARS	Argentine Peso

BRL	Brazilian Real

MYR	Malaysian Ringgit

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Forward foreign currency contracts

UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Brazilian Real	18,300,000	USD	10,941,704	12/04/08	$1,450,808
Czech Koruna	20,000,000	EUR	821,503	12/04/08	9,830
Kazakhstan Tenge	161,000,000	USD	1,250,971	11/03/08	(89,534)
New Turkish Lira	8,200,000	USD	6,361,520	12/04/08	46,953
New Turkish Lira	4,600,000	USD	3,482,210	12/04/08	(60,108)
South African Rand	26,000,000	USD	3,140,855	12/04/08	46,283
United States Dollar	1,313,214	KZT	161,000,000	11/03/08	27,292

Net unrealized appreciation on forward foreign currency contracts					$1,431,524

Currency type abbreviations:

EUR	Euro

KZT	Kazakhstan Tenge

USD	United States Dollar

UBS Opportunistic High Yield Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Chemicals	6.46%
Energy - exploration & production	9.97
Forestry/paper	5.22
Gaming	11.19
Mortgage banks & thrifts	0.01
Printing & publishing	4.46

Total corporate bonds	37.31

Total bonds	37.31
Short-term investments	74.24

Total investments	111.55
Liabilities, in excess of cash and other assets	(11.55)

Net assets	100.00%

UBS Opportunistic High Yield Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
Bonds—37.31%
Corporate bonds—37.31%
Netherlands—6.45%
Montell Finance Co. BV,
8.100%, due 03/15/27(1)	$2,450,000	$1,102,500

United States—30.86%
Boise Cascade LLC,
7.125%, due 10/15/14	1,299,000	889,815
Deluxe Corp., Series B,
5.125%, due 10/01/14	1,000,000	760,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	2,850,000	1,909,500
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3)††	2,000,000	2,500
Whiting Petroleum Corp.,
7.000%, due 02/01/14	2,000,000	1,700,000

Total United States corporate bonds		5,261,815

Total corporate bonds (cost $11,503,432)		6,364,315

Total bonds (cost $11,503,432)		6,364,315

	Units
Short-term investments—74.24%
Other—9.75%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(4),(5) (cost $1,662,530)	1,662,530	1,662,530

	Face amount
Repurchase agreement—64.49%
Repurchase agreement dated 09/30/08 with Barclays Capital, Inc., 2.000%, due 10/01/08 collateralized by $11,118,000 Federal National Mortgage Association obligations, 4.806%, due 10/02/12; (value- $11,220,008); proceeds: $11,000,611 (cost $11,000,000)	$11,000,000	11,000,000

Total short-term investments (cost $12,662,530)		12,662,530

Total investments—111.55% (cost $24,165,962)		19,026,845
Liabilities, in excess of cash and other assets—(11.55%)		(1,970,215)

Net assets—100.00%		$17,056,630

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $24,165,962; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(5,139,117)

Net unrealized depreciation	$(5,139,117)

††	As of September 29, 2008, the Fund is no longer accruing income in this security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $1,105,000 or 6.48% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Investment in affiliated mutual fund.
(5)	The rate shown reflects the yield at September 30, 2008.

UBS Opportunistic Loan Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Loan assignments
Computer services	8.98%
Electric utilities	8.70
Gaming	8.31
Healthcare	18.14
Utilities	9.05

Total loan assignments	53.18
Short-term investment	49.57

Total investments	102.75
Liabilities, in excess of cash and other assets	(2.75)

Net assets	100.00%

UBS Opportunistic Loan Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
Loan assignments—53.18%
Computer services—8.98%
SunGard Data Systems, Inc., New U.S. Term Loan,
4.553%, due 02/28/14(1)	$2,992,405	$2,594,041

Electric utilities—8.70%
Texas Competitive Electric Holdings Company, LLC, Initial Tranche B-2 Term Loan,
6.228%, due 10/10/14	2,977,444	2,512,218

Gaming—8.31%
Harrah’s Operating Company, Inc., Initial Tranche B-2 Term Loan,
5.805%, due 01/25/15(1)	2,985,000	2,398,448

Healthcare—18.14%
Community Health Systems, Inc., Delayed Draw Term Loan,
1.000%, due 07/25/14	145,965	127,719
Community Health Systems, Inc., Funded Term Loan,
5.277%, due 07/25/14	2,854,035	2,497,281
HCA, Inc., Initial Tranche B Term Loan,
6.012%, due 11/18/13(1)	2,984,810	2,612,330

		5,237,330

Utilities—9.05%
NRG Energy, Inc., Term Loan,
5.262%, due 02/01/13	2,982,331	2,612,853

Total loan assignments (cost $16,909,286)		15,354,890

	Units
Short-term investment—49.57%
Investment company—49.57%
UBS Cash Management Prime Relationship Fund, 2.84%(2),(3) (cost $14,313,162)	14,313,162	14,313,162

Total investments—102.75% (cost $31,222,448)		29,668,052
Liabilities, in excess of cash and other assets—(2.75%)		(793,599)

Net assets—100.00%		$28,874,453

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $31,222,448; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,554,396)

Net unrealized depreciation	$(1,554,396)

(1)	Floating rate security - The interest rates shown are the current rates as of September 30, 2008.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2008.

UBS U.S. Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Banks	0.19%
Beverages	0.15
Capital markets	0.38
Commercial banks	0.66
Commercial services	0.43
Consumer finance	1.06
Diversified financial services	1.84
Diversified telecommunication services	0.89
Electric utilities	0.94
Energy equipment & services	0.16
Food	0.06
Food & staples retailing	0.11
Health care providers & services	0.10
Household durables	0.17
Insurance	0.18
Media	0.71
Multi-utilities	0.13
Oil, gas & consumable fuels	1.03
Pharmaceuticals	0.84
Real estate investment trusts (REITs)	0.07
Road & rail	0.10
Software	0.14
Tobacco	0.08
Wireless telecommunication services	0.24

Total corporate bonds	10.66
Asset-backed securities	2.60
Commercial mortgage-backed securities	1.99
Mortgage & agency debt securities	46.08
US government obligations	35.88

Total bonds	97.21
Short-term investment	11.49
Options purchased	0.03

Total investments	108.73
Liabilities, in excess of cash and other assets	(8.73)

Net assets	100.00%

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
Bonds—97.21%
Corporate bonds—10.66%
Canada—0.21%
Canadian Natural Resources Ltd.,
6.750%, due 02/01/39	$75,000	$61,833

Cayman Islands—0.16%
Transocean, Inc.,
6.800%, due 03/15/38	20,000	18,350
7.500%, due 04/15/31	30,000	29,999

Total Cayman Islands corporate bonds		48,349

Luxembourg—0.35%
Telecom Italia Capital SA,
5.250%, due 11/15/13	120,000	106,463

Netherlands—0.31%
Deutsche Telekom International Finance BV,
6.750%, due 08/20/18	25,000	23,171
E.ON International Finance BV,
5.800%, due 04/30/18(1)	70,000	66,903

Total Netherlands corporate bonds		90,074

Switzerland—0.23%
Credit Suisse,
6.000%, due 02/15/18	80,000	69,696

United Kingdom—0.75%
Abbey National PLC,
7.950%, due 10/26/29	55,000	53,105
AstraZeneca PLC,
6.450%, due 09/15/37	30,000	28,685
Royal Bank of Scotland Group PLC,
9.118%, due 03/31/10(2)	75,000	72,726
SABMiller PLC,
6.500%, due 07/01/16(1)	45,000	43,613
Vodafone Group PLC,
5.625%, due 02/27/17	25,000	22,223

Total United Kingdom corporate bonds		220,352

United States—8.65%
Abbott Laboratories,
6.150%, due 11/30/37	60,000	56,152
Allergan, Inc.,
5.750%, due 04/01/16	70,000	67,320
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	20,000	18,382
Apache Corp.,
6.000%, due 09/15/13	15,000	14,950
AT&T, Inc.,
6.500%, due 09/01/37	70,000	59,548
Bank of America Corp.,
5.420%, due 03/15/17	100,000	79,600
Bear Stearns Cos.,
7.250%, due 02/01/18	125,000	120,297
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	45,000	39,655
CIT Group, Inc.,
3.354%, due 12/22/08(3)	25,000	24,642

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
Citigroup, Inc.,
6.125%, due 05/15/18	$60,000	$49,680
6.875%, due 03/05/38	75,000	61,347
Comcast Corp.,
6.300%, due 11/15/17	110,000	101,145
Consolidated Edison Co. of New York, Inc., Series 08-B,
6.750%, due 04/01/38	35,000	33,092
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	25,000	20,682
DTE Energy Co.,
6.350%, due 06/01/16	20,000	18,648
ERAC USA Finance Co.,
8.000%, due 01/15/11(1)	125,000	127,881
Exelon Generation Co. LLC,
5.350%, due 01/15/14	45,000	40,792
Fleet Financial Group,
7.375%, due 12/01/09	55,000	56,008
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	300,000	284,842
Fortune Brands, Inc.,
5.375%, due 01/15/16	55,000	49,928
General Electric Capital Corp.,
5.875%, due 01/14/38	35,000	25,804
GlaxoSmithKline Capital, Inc.,
5.650%, due 05/15/18	25,000	23,736
GMAC LLC,
6.875%, due 09/15/11	65,000	29,002
Goldman Sachs Group, Inc.,
6.750%, due 10/01/37	60,000	40,055
Hartford Financial Services Group, Inc.,
6.000%, due 01/15/19	40,000	34,993
JPMorgan Chase & Co.,
6.400%, due 05/15/38	30,000	25,937
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	175,000	130,331
Kraft Foods, Inc.,
6.875%, due 01/26/39	20,000	18,217
Kroger Co.,
6.900%, due 04/15/38	35,000	32,478
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17(4)††	55,000	69
6.875%, due 05/02/18(4)††	30,000	3,750
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	55,000	48,661
MetLife, Inc., Series A,
6.817%, due 08/15/18	20,000	18,924
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	35,000	28,650
Morgan Stanley,
6.625%, due 04/01/18	90,000	59,561
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	30,000	33,170
Norfolk Southern Corp.,
5.750%, due 04/01/18	30,000	28,917

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Oracle Corp.,
5.750%, due 04/15/18	$45,000	$41,783
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	25,000	22,067
Pemex Project Funding Master Trust,
5.750%, due 03/01/18(1)	25,000	23,658
Philip Morris International, Inc.,
5.650%, due 05/16/18	25,000	23,108
Prologis,
5.625%, due 11/15/15	25,000	21,857
PSEG Power LLC,
6.950%, due 06/01/12	85,000	86,699
Residential Capital LLC,
8.125%, due 11/21/08	130,000	120,026
Sprint Capital Corp.,
6.875%, due 11/15/28	55,000	36,850
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	35,000	32,532
Time Warner Cable, Inc.,
6.750%, due 07/01/18	30,000	28,018
Time Warner, Inc.,
6.875%, due 05/01/12	80,000	79,320
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	35,000	30,814
Valero Energy Corp.,
7.500%, due 04/15/32	60,000	56,358
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	65,000	56,740
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3)††	100,000	125

Total United States corporate bonds		2,566,801

Total corporate bonds (cost $3,757,639)		3,163,568

Asset-backed securities—2.60%
United States—2.60%
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1,
3.547%, due 06/25/33(1),(3)	139,863	122,708
GSAMP Trust,
Series 2006-S6, Class A2,
5.552%, due 10/25/36(5)	250,000	57,500
Series 2006-S3, Class A1,
6.085%, due 05/25/36(5)	986	118
Harley-Davidson Motorcycle Trust,
Series 2007-3, Class B,
6.040%, due 08/15/14	400,000	339,360
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
3.307%, due 03/25/37(3)	77,031	15,517
Series 2006-3, Class A1,
5.472%, due 09/25/36(3)	86,230	28,025
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
4.307%, due 10/25/27(3)	60,697	56,350

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
3.387%, due 09/25/36(3)	$41,173	$12,933
Washington Mutual Master Note Trust,
Series 2007-A5A, Class A5,
3.238%, due 10/15/14(1),(3)	175,000	140,466

Total asset-backed securities (cost $1,132,347)		772,977

Commercial mortgage-backed securities—1.99%
United States—1.99%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class B,
5.333%, due 12/11/38(1)	175,000	112,519
Series 2000-WF2, Class A2,
7.320%, due 10/15/32(3)	160,000	162,503
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(3)	125,000	82,427
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2000-C1, Class A2,
7.520%, due 12/18/09(3)	230,815	232,924

Total commercial mortgage-backed securities (cost $700,443)		590,373

Mortgage & agency debt securities—46.08%
United States—46.08%
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
3.397%, due 11/25/35(3)	108,742	32,916
Banc of America Funding Corp.,
Series 2007-C, Class XB1,
5.727%, due 05/20/36(3)	848,023	140,349
Series 2006-H, Class B1,
6.079%, due 09/20/46(3)	842,386	74,467
Citicorp Mortgage Securities, Inc.,
Series 1994-3, Class A13,
6.500%, due 02/25/24	104,580	104,363
Federal Home Loan Bank,†
2.375%, due 04/30/10	595,000	586,617
3.375%, due 10/20/10	500,000	500,291
Federal Home Loan Mortgage Corp†
5.000%, TBA,	500,000	487,031
Federal Home Loan Mortgage Corp. Gold Pools†,
#E91473, 5.500%, due 09/01/17	309,107	314,181
#B15816, 5.500%, due 07/01/19	269,819	273,067
#A16827, 5.500%, due 12/01/33	172,861	172,459
#G04121, 5.500%, due 04/01/38	311,138	309,733
#G04458, 5.500%, due 06/01/38	198,375	197,479
#G04567, 5.500%, due 07/01/38	249,155	248,029
#G04684, 5.500%, due 09/01/38	199,798	198,896
#C00742, 6.500%, due 04/01/29	6,173	6,390
#G01717, 6.500%, due 11/01/29	280,144	290,196
#G01449, 7.000%, due 07/01/32	250,356	263,457
#C00335, 7.500%, due 05/01/24	5,781	6,283

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
#D66838, 8.000%, due 09/01/25	$536	$582
Federal Home Loan Mortgage Corp. REMICs†,
Series 3178, Class MC,
6.000%, due 04/15/32	750,000	765,173
Series 1595, Class D,
7.000%, due 10/15/13	22,391	23,255
Federal National Mortgage Association†,
5.250%, due 08/1/12	45,000	45,520
5.000%, TBA	1,000,000	974,374
5.500%, TBA	3,420,000	3,410,382
6.000%, TBA	795,000	805,186
Federal National Mortgage Association Grantor Trust†,
Series 2000-T6, Class A1,
7.500%, due 06/25/30	98,910	103,821
Federal National Mortgage Association Pools†,
#745336, 5.000%, due 03/01/36	360,057	351,407
#252268, 5.500%, due 01/01/09	486	489
#688786, 5.500%, due 02/01/18	304,133	309,600
#244450, 5.500%, due 11/01/23	54,363	55,241
#762615, 5.500%, due 12/01/23	576,082	578,610
#688066, 5.500%, due 03/01/33	247,925	248,122
#983471, 5.500%, due 05/01/38	198,552	198,152
#408267, 6.000%, due 03/01/28	14,945	15,264
#323715, 6.000%, due 05/01/29	8,796	8,984
#708631, 6.000%, due 06/01/33	89,561	91,139
#933778, 6.000%, due 04/01/38	170,187	172,548
#984500, 6.000%, due 06/01/38	168,404	170,741
#619809, 7.000%, due 11/01/31	22,477	23,626
#578040, 7.500%, due 05/01/31	12,817	13,831
#124560, 8.000%, due 11/01/22	2,137	2,326
#411887, 8.000%, due 09/01/27	3,697	4,031
#7237, 9.500%, due 11/01/09	9,102	9,347
Federal National Mortgage Association Whole Loan†,
Series 1995-W3, Class A,
9.000%, due 04/25/25	739	805
Government National Mortgage Association Pools,
#2687, 6.000%, due 12/20/28	113,153	115,396
#2794, 6.000%, due 08/20/29	13,108	13,360
#486873, 6.500%, due 01/15/29	3,259	3,357
#781029, 6.500%, due 05/15/29	6,138	6,322
#781276, 6.500%, due 04/15/31	175,557	180,707
#780204, 7.000%, due 07/15/25	6,209	6,564
#421828, 7.000%, due 04/15/26	15,375	16,239
#G2 2796, 7.000%, due 08/20/29	505,910	529,729
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 2A,
6.367%, due 09/25/34(3)	3,109	2,783
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 1A1,
5.711%, due 02/25/37(3)	5,408	3,981
Series 2007-HY7, Class LB1,
5.852%, due 07/25/37(3)	424,217	114,697

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-10, Class 1A1,
6.000%, due 07/25/37	$114,623	$93,059

Total mortgage & agency debt securities (cost $15,556,109)		13,674,954

US government obligations—35.88%
US Treasury Bonds,
4.750%, due 02/15/37	300,000	320,906
5.375%, due 02/15/31	370,000	420,441
8.125%, due 08/15/19	85,000	114,079
US Treasury Inflation Indexed Note (TIPS),
2.000%, due 01/15/16	847,666	837,402
US Treasury Notes,
2.375%, due 08/31/10	3,755,000	3,783,749
3.125%, due 08/31/13	3,000,000	3,022,968
3.875%, due 05/15/18	2,135,000	2,149,010

Total US government obligations (cost $10,664,117)		10,648,555

Total bonds (cost $31,810,655)		28,850,427

	Units
Short-term investment—11.49%
Other—11.49%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(6),(7) (cost $3,408,972)	3,408,972	3,408,972

	Number of Contracts
Options purchased—0.03%
Call option—0.03%
30 Day Fed Fund Futures, strike @ USD 98.25, expires December 2008*	13	9,210
Put option—0.00%
30 Day Fed Fund Futures, strike @ USD 97.25, expires December 2008*	13	135

Total options purchased (cost $4,018)		9,345

Total investments—108.73% (cost $35,223,645)		32,268,744
Liabilities, in excess of cash and other assets—(8.73%)		(2,590,933)

Net assets—100.00%		$29,677,811

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $35,223,645; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$93,566
Gross unrealized depreciation	(3,048,467)

Net unrealized depreciation	$(2,954,901)

*	Non-income producing security
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

††	As of September 29, 2008, the Fund is no longer accruing income on these securities.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $637,873 or 2.15% of net assets.

(2)	Perpetual bond security. The maturity date reflects the next call date.
(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(4)	Security is in default.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Currency type abbreviation:

USD United States Dollar

Futures contracts

UBS U.S. Bond Relationship Fund had the following open futures contracts as of September 30, 2008:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized depreciation
US treasury futures buy contracts:
10 Year US Treasury Notes, 19 contracts (USD)	December 2008	$2,191,116	$2,177,875	$(13,241)
US treasury futures sell contracts:
2 Year US Treasury Notes, 45 contracts (USD)	December 2008	(9,541,333)	(9,604,688)	(63,354)
5 Year US Treasury Notes, 30 contracts (USD)	December 2008	(3,351,985)	(3,367,031)	(15,047)

Net unrealized depreciation on futures contracts				$(91,642)

The segregated aggregate of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $52,131

Currency type abbreviation:

USD United States Dollar

Options written

UBS U.S. Bond Relationship Fund had the following open options written as of September 30, 2008:

	Expiration dates	Premiums received	Value
Call option
90 Day Euro-Dollar Interest Rate Futures, 22 contracts, strike @ USD 97.00	June 2009	$19,173	$26,675
Put options
90 Day Euro-Dollar Interest Rate Futures, 20 contracts, strike @ USD 95.75	December 2008	7,295	8,000
90 Day Euro-Dollar Interest Rate Futures, 22 contracts, strike @ USD 97.00	June 2009	26,323	28,875

Total put options		33,618	36,875

Total options written		$52,791	$63,550

Currency type abbreviation:

USD United States Dollar

UBS Cash Management Prime Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Units	Value
Short-term investment —100.00%
Other—100.00%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(1),(2) (cost $450,854,836)	450,854,836	$450,854,836

Total investments—100.00% (cost $450,854,836)(3)		450,854,836
Cash and other assets, less liabilities—0.00%(4)		7,336

Net assets—100.00%		$450,862,172

Notes to portfolio of investments

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.
(3)	Aggregate cost for federal income tax purposes, which was the same for book purposes.
(4)	Amount represents less than 0.005%.

UBS U.S. Securitized Mortgage Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2008

Bonds
Asset-backed securities	6.14%
Collateralized debt obligations	3.04
Commercial mortgage-backed securities	9.42
Mortgage & agency debt securities	77.42
Stripped mortgage-backed securities	1.06

Total bonds	97.08

Total investments	97.08
Cash and other assets, less liabilities	2.92

Net assets	100.00%

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
Bonds—97.08%
Asset-backed securities—6.14%
United States—6.14%
CNH Equipment Trust,
Series 2005-B, Class A4A,
2.548%, due 05/16/11(1)	$1,421,457	$1,396,243
Conseco Finance,
Series 2001-C, Class M2,
3.969%, due 08/15/33(1)	1,008,649	439,819
CS First Boston Alternative Mortgage Product,
Series 2005-AGE1, Class A2,
4.640%, due 02/25/32(2)	5,914,849	5,845,115
Drive Auto Receivables Trust,
Series 2006-2, Class A2,
5.300%, due 07/15/11(3)	308,628	306,935
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FFA, Class A3,
3.327%, due 09/25/26(1)	3,679,354	1,133,852
Series 2005-FFA, Class M2,
5.475%, due 03/25/25(2)	5,559,000	945,030
Ford Credit Auto Owner Trust,
Series 2006-C, Class C,
5.470%, due 09/15/12	3,400,000	2,606,848
GSAMP Trust,
Series 2006-S6, Class A2,
5.552%, due 10/25/36(2)	8,100,000	1,863,000
Series 2006-S2, Class A3,
5.628%, due 01/25/36(2)	16,000,000	1,600,000
Harley-Davidson Motorcycle Trust,
Series 2007-2, Class B,
5.230%, due 03/15/14	11,000,000	9,668,274
Home Equity Mortgage Trust,
Series 2006-3, Class A1,
5.472%, due 09/25/36(1)	3,051,972	991,891
Series 2005-4, Class M1,
5.484%, due 01/25/36(2)	5,000,000	2,407,270
Series 2006-5, Class A1,
5.500%, due 01/25/37(2)	5,221,467	1,248,418
Series 2006-3, Class A2,
5.594%, due 09/25/36(1)	4,000,000	680,000
Series 2006-4, Class A2,
5.730%, due 11/25/36(2)	5,000,000	800,000
IndyMac Seconds Asset Backed Trust,
Series 2006-1, Class A4,
6.166%, due 05/25/36(2)	9,481,000	237,025
Irwin Home Equity Corp.,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30(2),(4)	4,419,035	861,712
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL2, Class A,
3.357%, due 05/25/37(1)	2,676,719	534,273
Series 2006-SL1, Class A,
3.387%, due 09/25/36(1)	1,056,376	331,808

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Morgan Stanley Mortgage Loan Trust,
Series 2006-10SL, Class A1,
3.337%, due 08/25/36(1)	$3,625,026	$996,882
Series 2006-4SL, Class A1,
3.357%, due 03/25/36(1)	4,597,519	1,609,132
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
3.377%, due 08/25/36(1)	4,794,333	1,415,826
SACO I Trust,
Series 2006-5, Class 1A,
3.357%, due 04/25/36(1)	6,188,439	1,495,299
Series 06-3, Class A1,
3.387%, due 04/25/36(1)	1,046,082	305,012
Structured Asset Securities Corp.,
Series 2005-S7, Class M5,
3.857%, due 12/25/35(1),(3)	1,250,000	45,000
WaMu Asset-Backed Certificates,
Series 2007-HE3, Class M1,
3.547%, due 05/25/47(1)	10,000,000	750,000
Washington Mutual Master Note Trust,
Series 2007-A5A, Class A5,
3.238%, due 10/15/14(1),(3)	4,825,000	3,872,834

Total asset-backed securities (cost $125,107,852)		44,387,498

Collateralized debt obligations—3.04%
Cayman Islands—1.56%
Black Diamond CLO Ltd.,
Series 2006-1A, Class D,
4.143%, due 04/29/19(1),(3),(4)	9,000,000	4,500,000
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43(3),(4)	6,800,000	680,000
Series 2002-1A, Class EFX,
7.781%, due 07/24/37(3),(4)	5,500,000	3,272,500
Preferred Term Securities XXV Ltd.,
3.669%, due 06/22/37(1),(3),(4)	4,938,988	444,509
Preferred Term Securities XXVI Ltd.,
3.669%, due 09/22/37(1),(3),(4)	4,946,159	2,381,575

Total Cayman Islands collateralized debt obligations		11,278,584

United States—1.48%
Abacus Ltd.,
Series 2006-10A, Class H,
5.209%, due 10/30/45(1),(3),(4)	4,900,000	49,000
Ansonia CDO Ltd.,
Series 2006-1A, Class G,
7.149%, due 07/28/46(3),(4)	8,752,000	1,575,360
Series 2006-1A, Class H,
7.445%, due 07/28/46(3),(4)	6,218,000	932,700
Calculus SCRE Trust,
Series 2006-8, Class Note,
5.138%, due 10/01/37(1),(3),(4)	4,200,000	336,000

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(concluded)
G-Force CDO Ltd.,
Series 2006-1A, Class A3,
5.600%, due 09/27/46(3),(4)	$12,373,000	$7,794,990

Total United States collateralized debt obligations		10,688,050

Total collateralized debt obligations (cost $67,842,954)		21,966,634

Commercial mortgage-backed securities—9.42%
United States—9.42%
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVE,
3.038%, due 10/15/21(1),(3)	15,500,000	12,555,000
Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.961%, due 03/18/49(1),(3)	10,000,000	5,443,750
GS Alternative Mortgage Product II,
Series 2006-CC1, Class A,
5.501%, due 03/21/46(1),(3)	19,280,676	9,640,338
Series 2007-GKK1, Class A1,
5.701%, due 12/20/49(1),(3),(4)	23,075,000	10,153,000
Series 2006-RR2, Class A1,
5.814%, due 06/23/46(1),(3)	15,703,456	9,971,695
Series 2006-RR2, Class H,
5.814%, due 06/23/46(1),(3)	3,991,000	1,117,480
Structured Asset Securities Corp.,
Series 2007-BHC1, Class A1,
5.699%, due 12/18/49(1),(3)	22,000,000	11,131,120
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class LXR1,
3.188%, due 06/15/20(1),(3),(4)	10,721,129	8,040,847

Total commercial mortgage-backed securities (cost $118,715,494)		68,053,230

Mortgage & agency debt securities—77.42%
United States—77.42%
Adjustable Rate Mortgage Trust,
Series 2005-3, Class CB1,
5.166%, due 07/25/35(1)	10,370,701	1,555,605
Series 2005-11, Class CB2,
5.446%, due 02/25/36(1),(4)	4,355,549	108,889
Series 2005-12, Class CB2,
5.718%, due 03/25/36(1),(4)	4,627,517	92,550
American Home Mortgage Investment Trust,
Series 2006-1, Class 2M1,
5.300%, due 12/25/35(1)	7,806,576	570,872
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
4.738%, due 12/20/36(1)	1,035,601	251,340
Series 2006-F, Class B1,
5.605%, due 07/20/36(1)	8,233,196	3,204,566
Series 2006-I, Class 5A2,
5.711%, due 10/20/46(1)	18,485,000	15,157,700
Series 2007-C, Class XB1,
5.727%, due 05/20/36(1)	2,394,418	396,276
Series 2007-C, Class XB2,

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
5.727%, due 05/20/36(1)	$5,111,083	$660,352
Series 2007-C, Class XB3,
5.727%, due 05/20/36(1)	7,027,615	716,817
Series 2007-C, Class XB4,
5.727%, due 05/20/36(1)	4,953,451	309,591
Series 2006-5, Class B2,
5.966%, due 09/25/36(1)	2,209,714	332,783
Series 2006-R2, Class A2,
6.052%, due 07/28/46(1),(3)	11,500,000	2,764,600
Series 2007-2, Class B1,
6.074%, due 03/25/37(1)	4,753,402	606,534
Series 2007-2, Class B2,
6.074%, due 03/25/37(1)	4,193,485	395,446
Series 2006-7, Class 1B2,
6.250%, due 09/25/36	1,805,987	219,066
Series 2006-7, Class 1B3,
6.250%, due 09/25/36	984,995	81,755
Banc of America Mortgage Securities, Inc.,
Series 2006-3, Class 30B1,
6.250%, due 10/25/36	6,658,740	1,304,447
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-3, Class B1,
5.159%, due 06/25/35(1)	7,010,978	3,140,147
Series 2005-1, Class B1,
5.329%, due 03/25/35(1)	7,447,722	3,350,358
Bear Stearns Alt-A Trust,
Series 2005-2, Class 2B2,
5.435%, due 04/25/35(1)	5,561,193	1,819,900
Chase Mortgage Finance Corp.,
Series 2007-S2, Class M,
5.869%, due 03/25/37	7,689,693	2,537,599
Series 2007-S2, Class B2,
5.874%, due 03/25/37(1)	1,478,813	73,941
Citicorp Mortgage Securities, Inc.,
Series 2006-5, Class B2,
5.917%, due 10/25/36(1)	2,743,438	1,646,063
Series 2006-5, Class B3,
5.917%, due 10/25/36(1)	1,645,868	194,772
Series 2006-3, Class B1,
5.945%, due 06/25/36(1)	4,850,372	1,697,630
Series 2006-3, Class B2,
5.945%, due 06/25/36(1)	3,073,196	384,149
Series 2007-6, Class B2,
5.967%, due 07/25/37(1)	1,384,654	218,775
Series 2007-6, Class B3,
5.967%, due 07/25/37(1)	1,396,523	150,545
Series 1994-3, Class A13,
6.500%, due 02/25/24	45,410	45,316

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AR4, Class 2B1,
5.704%, due 03/25/37(1)	$6,914,342	$2,286,777
Series 2006-AR7, Class 1B1,
5.967%, due 07/25/46(1)	4,724,890	188,996
Series 2006-AR6, Class 1B1,
6.060%, due 08/25/36(1)	12,158,656	607,933
Series 2007-AR4, Class 1B3,
6.079%, due 03/25/37(1)	3,563,935	784,066
Countrywide Alternative Loan Trust,
Series 2005-79CB, Class M,
5.500%, due 01/25/36	5,987,075	1,197,415
Series 2006-45T1, Class M1,
6.000%, due 02/25/37	2,978,303	213,200
Series 2004-J11, Class 3A1,
7.250%, due 08/25/32	1,239,348	1,087,141
Series 2005-J2, Class 2A1,
7.500%, due 12/25/34	1,341,640	1,015,874
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-17, Class M,
6.000%, due 12/25/36	12,059,728	2,871,478
Series 2006-18, Class M,
6.000%, due 12/25/36	12,032,587	3,369,124
Series 2006-19, Class M,
6.000%, due 01/25/37	19,045,773	2,856,866
Series 2006-19, Class B1,
6.000%, due 01/25/37	7,378,698	1,274,122
Series 2006-19, Class B2,
6.000%, due 01/25/37	3,689,349	372,539
Series 2006-13, Class B1,
6.250%, due 09/25/36	1,113,330	27,833
Series 2006-J4, Class B1,
6.250%, due 09/25/36	1,807,415	181,028
Series 2006-16, Class M1,
6.253%, due 11/25/36(1)	5,905,445	1,223,608
Series 2006-16, Class B1,
6.253%, due 11/25/36(1)	1,722,421	155,190
Series 2006-16, Class M2,
6.253%, due 11/25/36(1)	10,826,649	1,573,112
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.755%, due 05/25/36(1)	1,791,531	89,577
Series 2006-2, Class CB3,
5.855%, due 03/25/36(1)	1,086,215	43,449
Series 2006-7, Class B1,
6.302%, due 08/25/36(1)	7,417,333	445,040
Federal Home Loan Mortgage Corp. Gold Pools†,
#G03408, 5.000%, due 12/01/36	19,164,522	18,686,135
#G04461, 5.000%, due 07/01/38	9,349,738	9,113,427
#E01253, 5.500%, due 12/01/17	265,593	269,953

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
#B19364, 5.500%, due 06/01/20	$887,646	$895,837
#A58506, 5.500%, due 03/01/37	18,894,804	18,809,455
#G02922, 5.500%, due 04/01/37	17,761,081	17,683,628
#E73953, 6.000%, due 12/01/13	532,266	542,045
#G01457, 6.000%, due 08/01/29	4,019,018	4,102,405
#C56030, 6.000%, due 03/01/31	20,134	20,527
#C64976, 6.000%, due 03/01/32	1,530,856	1,558,791
#A68767, 6.000%, due 11/01/37	9,245,773	9,368,262
#A72312, 6.000%, due 02/01/38	13,418,475	13,596,245
#G03910, 6.000%, due 02/01/38	14,214,065	14,402,373
#A75461, 6.000%, due 04/01/38	9,850,142	9,980,638
#A75844, 6.000%, due 05/01/38	10,307,360	10,443,913
#A77105, 6.000%, due 05/01/38	9,599,650	9,726,827
#C55783, 6.500%, due 01/01/29	478,025	495,176
#C00712, 6.500%, due 02/01/29	6,458,913	6,690,664
#C00742, 6.500%, due 04/01/29	5,030	5,207
#C52552, 6.500%, due 07/01/29	903,105	935,509
#G01717, 6.500%, due 11/01/29	220,113	228,011
#C64678, 6.500%, due 03/01/32	2,898,674	2,998,151
#C01404, 6.500%, due 10/01/32	3,939,736	4,071,247
#G03916, 6.500%, due 02/01/38	6,226,404	6,391,439
#G04285, 6.500%, due 03/01/38	12,577,384	12,910,756
#G10690, 7.000%, due 07/01/12	151,243	159,273
#G01449, 7.000%, due 07/01/32	2,797,543	2,943,930
#A42769, 7.000%, due 02/01/36	1,432,037	1,498,255
#G10247, 7.500%, due 08/01/09	1,966	1,985
#E20253, 7.500%, due 07/01/11	172,126	179,473
#G00194, 7.500%, due 02/01/24	847,719	920,896
#C00335, 7.500%, due 05/01/24	612,982	666,219
#C00410, 8.000%, due 07/01/25	100,081	108,704
#C37436, 8.000%, due 01/01/30	31,202	33,844
#G01715, 8.000%, due 02/01/34	1,545,569	1,676,456
Federal Home Loan Mortgage Corp. REMICs†,
Series 1595, Class D,
7.000%, due 10/15/13	86,617	89,960
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities†,
Series T-42, Class A5,
7.500%, due 02/25/42	2,859,749	2,957,745
Federal National Mortgage Association Grantor Trust†,
Series 2001-T5, Class A3,
7.500%, due 06/19/30(1)	1,337,201	1,398,619
Series 2001-T4, Class A1,
7.500%, due 07/25/41	1,788,418	1,903,899
Series 2001-T10, Class A2,
7.500%, due 12/25/41	2,781,847	2,881,524
Federal National Mortgage Association Pools†,
#254977, 5.000%, due 10/01/10	492,716	498,103
#745275, 5.000%, due 02/01/36	6,172,497	6,024,205
#745336, 5.000%, due 03/01/36	12,802,035	12,494,471
#244450, 5.500%, due 11/01/23	131,005	133,122

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
#555591, 5.500%, due 07/01/33	$6,764,339	$6,765,492
#802481, 5.500%, due 11/01/34	3,447,795	3,445,151
#254274, 6.000%, due 03/01/12	472,233	487,493
#254403, 6.000%, due 08/01/17	46,863	47,955
#804863, 6.000%, due 01/01/20	2,187,055	2,230,474
#809442, 6.000%, due 02/01/20	1,253,169	1,278,048
#629268, 6.000%, due 02/01/22	1,506,030	1,538,123
#408267, 6.000%, due 03/01/28	990,209	1,011,373
#323715, 6.000%, due 05/01/29	678,354	692,852
#522564, 6.000%, due 07/01/29	986,323	1,007,404
#585325, 6.000%, due 07/01/29	1,251,276	1,278,020
#545061, 6.000%, due 12/01/29	3,341,747	3,413,171
#708631, 6.000%, due 06/01/33	63,972	65,099
#799512, 6.000%, due 11/01/34	4,904,287	4,983,053
#807964, 6.000%, due 01/01/35	2,599,625	2,641,376
#941194, 6.000%, due 06/01/37	8,579,520	8,699,403
#933515, 6.000%, due 02/01/38	14,297,294	14,495,642
#962277, 6.000%, due 03/01/38	9,967,286	10,105,562
#970064, 6.000%, due 03/01/38	3,462,605	3,510,642
#889406, 6.000%, due 04/01/38	13,529,344	13,717,038
#933748, 6.000%, due 04/01/38	10,720,163	10,868,883
#962580, 6.000%, due 04/01/38	6,886,331	6,981,865
#962631, 6.000%, due 04/01/38	6,559,609	6,650,611
#969972, 6.000%, due 04/01/38	11,697,048	11,859,322
#984500, 6.000%, due 06/01/38	9,628,315	9,761,890
#535059, 6.500%, due 12/01/14	1,183,028	1,228,359
#323698, 6.500%, due 04/01/16	656,382	681,692
#652185, 6.500%, due 06/01/17	1,644,011	1,721,805
#754422, 6.500%, due 10/01/18	162,913	166,398
#888417, 6.500%, due 01/01/36	11,842,323	12,265,664
#888814, 6.500%, due 08/01/37	8,775,004	9,007,305
#675469, 7.000%, due 04/01/18	157,070	160,929
#253824, 7.000%, due 03/01/31	223,382	235,970
#619809, 7.000%, due 11/01/31	1,053,566	1,107,439
#636812, 7.000%, due 04/01/32	2,108,294	2,215,558
#643782, 7.000%, due 06/01/32	438,599	458,140
#754499, 7.000%, due 10/01/33	671,334	701,455
#754504, 7.000%, due 01/01/34	714,760	746,606
#303816, 7.500%, due 03/01/16	277,993	302,020
#578040, 7.500%, due 05/01/31	145,260	156,755
#124560, 8.000%, due 11/01/22	354,218	385,536
#7237, 9.500%, due 11/01/09	104,403	107,213
Federal National Mortgage Association REMICs†,
Series 1993-106, Class Z,
7.000%, due 06/25/13	92,210	95,610
Federal National Mortgage Association Whole Loan†,
Series 2004-W1, Class 3A,
5.848%, due 01/25/43(1)	1,524,112	1,505,966
Series 2003-W6, Class 6A,
5.859%, due 08/25/42(1)	1,306,237	1,311,946

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
Series 2001-W3, Class A,
7.000%, due 09/25/41(1)	$1,813,814	$1,898,944
Series 2004-W12, Class 1A3,
7.000%, due 07/25/44	1,444,461	1,514,899
Series 2004-W15, Class 1A3,
7.000%, due 08/25/44	1,534,253	1,594,740
Series 2002-W1, Class 2A,
7.500%, due 02/25/42(1)	281,367	296,207
Series 2004-W8, Class 3A,
7.500%, due 06/25/44	2,479,373	2,676,432
Series 1995-W3, Class A,
9.000%, due 04/25/25	95,213	103,752
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
3.477%, due 02/25/35(1)	251,861	201,672
Series 2007-AR2, Class B1,
5.884%, due 08/25/37(1)	5,715,387	857,308
Series 2007-AR2, Class B2,
5.884%, due 08/25/37(1)	2,539,396	126,970
Series 2007-AR2, Class B3,
5.884%, due 08/25/37(1)	1,694,261	67,770
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12(5)	8,559	8,559
Government National Mortgage Association Pools,
#2643, 6.000%, due 09/20/28	328,910	335,427
#2671, 6.000%, due 11/20/28	111,881	114,098
#2687, 6.000%, due 12/20/28	56,931	58,059
#495814, 6.000%, due 01/15/29	64,444	65,695
#2713, 6.000%, due 02/20/29	1,545,443	1,575,106
#2794, 6.000%, due 08/20/29	102,188	104,149
#403384, 6.000%, due 08/20/33	1,674,982	1,701,739
#508540, 6.000%, due 02/20/34	1,987,128	2,013,896
#780680, 6.500%, due 11/15/27	932,832	961,361
#474676, 6.500%, due 10/15/28	318,215	327,947
#477475, 6.500%, due 10/15/28	235,777	242,987
#482837, 6.500%, due 11/15/28	262,006	270,019
#486873, 6.500%, due 01/15/29	29,536	30,421
#781029, 6.500%, due 05/15/29	547,458	563,859
#589498, 6.500%, due 09/15/32	321,278	330,501
#780529, 7.000%, due 03/15/12	243,935	257,181
#780204, 7.000%, due 07/15/25	829,144	876,445
#421828, 7.000%, due 04/15/26	245,398	259,201
#780584, 7.000%, due 06/15/27	68,636	72,444
#780520, 8.000%, due 09/15/17	912,249	995,276
#338523, 8.000%, due 12/15/22	4,298	4,709
#780338, 8.000%, due 12/15/22	34,025	37,286
#780339, 8.000%, due 12/15/23	41,318	45,305
GSMPS Mortgage Loan Trust,
Series 2004-4, Class 1AF,
3.607%, due 06/25/34(1),(3)	3,146,432	2,950,800

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
GSR Mortgage Loan Trust,
Series 2005-4F, Class 3A1,
6.500%, due 04/25/20	$4,972,051	$4,751,416
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR7, Class B1,
5.249%, due 06/25/35(1)	6,476,715	632,661
Series 2005-AR23, Class 1B3,
5.398%, due 11/25/35(1)	3,941,277	135,699
Series 2007-AR1, Class B1,
5.815%, due 03/25/37(1)	5,344,089	1,336,022
Series 2007-AR3, Class B1,
5.974%, due 07/25/37(1)	6,205,483	2,215,999
Series 2007-AR3, Class B2,
5.974%, due 07/25/37(1)	3,978,154	1,193,296
Series 2007-AR3, Class B3,
5.974%, due 07/25/37(1)	2,545,661	564,745
Series 2007-AR4, Class B3,
6.081%, due 08/25/37(1)	2,580,496	557,353
Series 2007-AR5, Class B2,
6.220%, due 09/25/37(1)	3,996,658	1,191,948
Series 2007-AR5, Class B3,
6.220%, due 09/25/37(1)	2,419,977	533,718
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR3, Class B1,
5.621%, due 04/25/35(1)	5,796,717	1,159,343
Series 2005-AR1, Class B1,
5.743%, due 03/25/35(1)	7,805,386	3,535,678
Series 2006-AR25, Class B1,
6.228%, due 09/25/36(1)	5,963,306	453,272
JP Morgan Mortgage Trust,
Series 2006-A6, Class 3A3L,
5.612%, due 10/25/36(1)	5,000,000	3,432,619
JPMorgan Alternative Loan Trust,
Series 2005-S1, Class 1A5,
6.000%, due 12/25/35	4,044,535	2,676,977
Series 2005-S1, Class 1A10,
6.500%, due 12/25/35	2,568,595	1,734,606
Lehman Structured Securities Corp.,
Series 2007-1, Class M3,
4.818%, due 10/28/34(1),(3)	7,861,237	117,919
Series 2007-1, Class M4,
4.818%, due 10/28/34(1),(3)	2,906,993	29,070
Series 2007-1, Class M5,
4.818%, due 10/28/34(1),(3)	2,698,417	26,984
MASTR Alternative Loans Trust,
Series 2004-4, Class B1,
5.578%, due 05/25/34(1)	3,641,585	1,456,634
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36	3,652,790	2,359,728

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(continued)
Residential Funding Mortgage Securities I,
Series 2005-SA2, Class M1,
5.081%, due 06/25/35(1)	$10,149,384	$1,217,926
Series 2006-SA3, Class M1,
5.992%, due 09/25/36(1)	2,480,612	288,495
Series 2006-S6, Class M1,
6.000%, due 07/25/36	6,599,168	1,979,750
Series 2006-S11, Class M2,
6.000%, due 11/25/36	3,677,355	703,857
Series 2006-S9, Class M1,
6.250%, due 09/25/36	4,910,768	2,209,846
Series 2006-S9, Class M2,
6.250%, due 09/25/36	2,606,537	912,288
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-11, Class B1,
5.274%, due 05/25/35(1)	9,896,770	7,195,535
Series 2005-7, Class B11,
5.315%, due 04/25/35(1)	8,942,147	4,202,809
Series 2006-8, Class 3A5,
5.712%, due 09/25/36(1)	15,000,000	10,771,275
Series 2006-10, Class B1I,
6.218%, due 11/25/36(1)	5,882,991	503,555
Series 2006-10, Class B2I,
6.218%, due 11/25/36(1)	2,272,861	137,940
Series 2006-10, Class B3I,
6.218%, due 11/25/36(1)	1,737,953	56,171
Series 2006-5, Class B1I,
6.361%, due 06/25/36(1)	1,503,624	87,284
Series 2006-5, Class B2I,
6.361%, due 06/25/36(1)	2,641,313	111,094
Structured Asset Securities Corp.,
Series 2006-S4, Class A,
3.377%, due 01/25/37(1)	3,737,661	1,394,653
Vendee Mortgage Trust,
Series 1998-2, Class 1G,
6.750%, due 06/15/28	544,044	559,022
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A,
4.055%, due 11/25/42(1)	5,358,545	3,877,555
Series 2006-AR18, Class LB1,
5.383%, due 01/25/37(1)	1,998,585	411,109
Series 2007-HY5, Class 1B1,
5.521%, due 05/25/37(1)	3,233,350	277,400
Series 2007-HY5, Class 1B2,
5.521%, due 05/25/37(1)	2,369,791	154,558
Series 2006-AR16, Class LB1,
5.620%, due 12/25/36(1)	2,247,634	962,691
Series 2006-AR14, Class 1B1,
5.647%, due 11/25/36(1)	6,142,939	894,412
Series 2007-HY5, Class 2B1,
5.717%, due 05/25/37(1)	4,452,395	2,533,797

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Series 2007-HY5, Class 2B2,
5.717%, due 05/25/37(1)	$3,264,090	$169,700
Series 2007-HY5, Class 3B1,
5.824%, due 05/25/37(1)	5,518,577	2,544,388
Series 2007-HY5, Class 3B2,
5.824%, due 05/25/37(1)	1,472,087	69,424
Series 2007-HY7, Class LB2,
5.852%, due 07/25/37(1)	10,578,465	1,569,950
Series 2006-AR12, Class LB1,
5.991%, due 10/25/36(1)	6,486,441	3,482,875
Series 2006-AR10, Class LB1,
5.992%, due 09/25/36(1)	5,244,123	1,283,709
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2002-MS6, Class 3A1,
6.500%, due 09/25/32	61,322	57,486
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class B1,
6.250%, due 03/25/37	2,469,560	363,364
Series 2007-PA1, Class B2,
6.250%, due 03/25/37	6,433,344	645,937
Series 2007-PA1, Class B3,
6.250%, due 03/25/37	5,006,995	386,099
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR4, Class B2,
4.572%, due 04/25/35(1)	1,956,681	504,824
Series 2005-AR5, Class B1,
5.039%, due 04/25/35(1)	7,677,844	3,071,138
Series 2005-14, Class 2B1,
5.500%, due 12/25/35	6,999,903	3,062,977
Series 2007-5, Class B1,
5.500%, due 05/25/37	7,139,344	1,697,022
Series 2007-5, Class B3,
5.500%, due 05/25/37	892,781	150,166
Series 2006-9, Class B3,
6.000%, due 08/25/36	1,937,179	218,126
Series 2006-12, Class B1,
6.000%, due 10/25/36	10,568,754	1,763,925
Series 2007-3, Class CRB1,
6.000%, due 04/25/37	4,106,869	594,264
Series 2006-AR12, Class 2B1,
6.100%, due 09/25/36(1)	6,649,900	997,485
Series 2006-AR19, Class B1,
6.130%, due 12/25/36(1)	9,468,887	2,816,254
Series 2006-AR15, Class B2,
6.160%, due 10/25/36(1)	1,795,435	432,798

Total mortgage & agency debt securities (cost $891,597,340)		559,410,148

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
Stripped mortgage-backed securities—1.06%
United States—1.06%
Federal Home Loan Mortgage Corp.
REMICs†,
Series 3005, Class UI, IO,
0.750%, due 06/15/31	$16,461,728	$454,156
Series 3033, Class OI, IO,
5.500%, due 10/15/22	571,738	1,253
Federal National Mortgage Association Interest Strips†,
Series 366, Class 13, IO,
6.000%, due 10/01/35	4,136,402	932,721
Series 366, Class 14, IO,
6.000%, due 10/01/35(1)	1,656,748	403,756
Series 366, Class 15, IO,
6.500%, due 10/01/35	2,053,426	444,269
Series 366, Class 16, IO,
6.500%, due 10/01/35(1)	1,834,643	423,930
Federal National Mortgage Association Principal Strips†,
Series 324, Class 1, PO,
1.865%, due 07/01/32(6)	1,994,011	1,605,761
Federal National Mortgage Association REMICs†,
Series 2003-14, Class BI, IO,
6.000%, due 10/25/14	401,977	6,493
Series 2003-22, Class MI, IO,
6.500%, due 04/25/33	2,682,141	621,531
Series 2003-44, Class IO, IO,
6.500%, due 06/25/33	3,616,667	818,598
MLCC Mortgage Investors, Inc.,
Series 2004-E, Class XA, IO,
1.502%, due 11/25/29(1),(4)	37,582,746	187,914
Sequoia Mortgage Trust,
Series 2004-11, Class XA1, IO,
1.000%, due 12/20/34(1),(4)	30,915,665	154,578
Series 2006-1, Class B1,
5.931%, due 09/20/46(1)	1,194,969	112,686
Series 2006-1, Class B2,
5.931%, due 09/20/46(1)	597,485	31,906
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-17, Class 4AX, IO,
5.500%, due 08/25/35(4)	4,246,358	735,197
Series 2005-21, Class 6AX, IO,
5.500%, due 11/25/35(1)	4,565,578	697,926

Total stripped mortgage-backed securities (cost $14,252,256)		7,632,675

Total bonds (cost $1,217,515,896)		701,450,185

Total investments—97.08% (cost $1,217,515,896)		701,450,185
Cash and other assets, less liabilities—2.92%		21,131,202

Net assets—100.00%		$722,581,387

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $1,217,515,896; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$10,143,354
Gross unrealized depreciation	(526,209,065)

Net unrealized depreciation	$(516,065,711)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(2)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $100,134,006 or 13.86% of net assets.

(4)	Security is illiquid. These securities amounted to $42,301,321 or 5.85% of net assets.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2008, the value of these securities amounted to $8,559 or 0.00% of net assets.
(6)	The rate shown is the effective yield at the date of purchase.

CDO	Collateralized debt obligations

CLO	Collaterialized loan obligations

CS	Credit Suisse

GMAC	General Motors Acceptance Corp.

GS	Goldman Sachs

GSAMP	Goldman Sachs Mortgage Securities Corp.

GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.

GSR	Goldman Sachs Residential

IO	Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
MLCC	Merrill Lynch Credit Corp.

MSC	Mortgage Securities Corp.

PO	Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

REMIC	Real Estate Mortgage Investment Conduit.

STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Abacus Ltd.,
Series 2006-10A, Class H,
5.209%, due 10/30/45	04/16/07	$4,875,500	0.67%	$49,000	0.01%
Ansonia CDO Ltd.,
Series 2006-1A, Class G,
7.149%, due 07/28/46	10/25/06	4,751,780	0.66	855,360	0.12
Series 2006-1A, Class G,
7.149%, due 07/28/46	12/28/06	3,955,000	0.55	720,000	0.10
Series 2006-1A, Class H,
7.445%, due 07/28/46	10/25/06	6,217,796	0.86	932,700	0.13
Black Diamond CLO Ltd.,
Series 2006-1A, Class D,
4.143%, due 04/29/19	12/22/06	9,000,000	1.25	4,500,000	0.62
Calculus SCRE Trust,
Series 2006-8, Class Note,
5.138%, due 10/1/37	09/08/06	4,200,000	0.58	336,000	0.05
G-Force CDO Ltd.,
Series 2006-1A, Class A3,
5.600%, due 09/27/46	08/03/06	10,017,949	1.39	6,402,690	0.89
Series 2006-1A, Class A3,
5.600%, due 09/27/46	09/07/06	1,207,211	0.17	762,300	0.11
Series 2006-1A, Class A3,
5.600%, due 09/27/46	12/21/06	1,008,906	0.14	630,000	0.09
GS Alternative Mortgage Product II,
Series 2007-GKKI, Class A1,
5.701%, due 12/20/49	05/02/07	19,093,579	2.64	8,393,000	1.16
Series 2007-GKKI, Class A1,
5.701%, due 12/20/49	06/28/07	3,863,125	0.54	1,760,000	0.24
LNR CDO Ltd.,
Series 2002-1A, Class EFX,
7.781%, due 07/24/37	12/01/06	6,079,219	0.84	3,272,500	0.45
Series 2006-1A, Class FFX,
7.592%, due to 05/28/43	04/18/07	6,655,160	0.92	680,000	0.09
Preferred Term Securities XXV Ltd.,
3.669%, due 06/22/37	03/14/07	4,938,977	0.68	444,509	0.06
Preferred Term Securities XXVI Ltd.,
3.669%, due 09/22/37	06/13/07	4,946,157	0.68	2,381,575	0.33
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class LXR1,
3.188%, due 06/15/20	06/15/07	10,721,129	1.48	8,040,847	1.11

		$101,531,488	14.05%	$40,160,481	5.56%

UBS U.S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Bonds
US government obligations	97.08%

Total bonds	97.08
Short-term investment	2.56

Total investments	99.64
Cash and other assets, less liabilities	0.36

Net assets	100.00%

UBS U.S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
Bonds—97.08%
US government obligations—97.08%
United States—97.08%
US Treasury Inflation Indexed Bonds
(TIPS),
0.625%, due 04/15/13	$9,234,438	$8,714,999
1.625%, due 01/15/15	3,253,750	3,168,086
1.625%, due 01/15/18	2,104,809	1,993,650
1.750%, due 01/15/28	9,101,593	7,940,429
1.875%, due 07/15/13	880,111	877,498
2.000%, due 01/15/16	7,335,357	7,246,533
2.000%, due 01/15/26	775,642	708,198
2.500%, due 07/15/16	1,306,800	1,337,531
3.000%, due 07/15/12	2,262,865	2,355,323
3.375%, due 04/15/32	501,803	575,270
3.875%, due 01/15/09	368,778	367,770
4.250%, due 01/15/10	1,784,287	1,836,422

Total US government obligations (cost $38,918,364)		37,121,709

Total bonds (cost $38,918,364)		37,121,709

	Units
Short-term investment—2.56%
Investment company—2.56%
UBS Cash Management Prime Relationship Fund, 2.84%(1),(2) (cost $977,983)	977,983	977,983

Total investments—99.64% (cost $39,896,347)		38,099,692
Cash and other assets, less liabilities—0.36%		137,549

Net assets—100.00%		$38,237,241

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $39,896,347; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,160
Gross unrealized depreciation	(1,798,815)

Net unrealized depreciation	$(1,796,655)

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

UBS Relationship Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board “FASB” issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ assets. The Funds may hold securities which have been fair valued in accordance with the Funds’ fair valuation policy as of September 30, 2008, which may result in movement between level 1 and level 2.

UBS Global Securities Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$1,012,161,244	$1,199,572,934	$3,150,000	$2,214,884,178
Derivatives	6,306,210	77,036,744	0	83,342,954

Total	$1,018,467,454	$1,276,609,678	$3,150,000	$2,298,227,132

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(12,319,114)	(93,101,721)	0	(105,420,835)

Total	$(12,319,114)	$(93,101,721)	$0	$(105,420,835)

UBS Emerging Markets Equity Completion Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$15,553,151	$32,400,405	$0	$47,953,556
Derivatives	0		0	0

Total	$15,553,151	$32,400,405	$0	$47,953,556

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS Emerging Markets Equity Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$94,431,104	$198,189,564	$4,461,818	$297,082,486
Derivatives	0	0	0	0

Total	$94,431,104	$198,189,564	$4,461,818	$297,082,486

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS International Equity Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$6,814,727	$49,322,862		$56,137,589
Derivatives		3,376,369	0	3,376,369

Total	$6,814,727	$52,699,231	$0	$59,513,958

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives		(2,615,390)	0	(2,615,390)

Total	$0	$(2,615,390)	$0	$(2,615,390)

UBS Small-Cap Equity Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$285,724,919	$54,467,689	$0	$340,192,608
Derivatives	0	0	0	0

Total	$285,724,919	$54,467,689	$0	$340,192,608

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS U.S. Equity Alpha Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$728,935,925	$6,573,873	$0	$735,509,798
Derivatives	0	0	0	0

Total	$728,935,925	$6,573,873	$0	$735,509,798

Liabilities
Securities sold short	$(132,796,133)	$0	$0	$(132,796,133)
Derivatives	0	0	0	0

Total	$(132,796,133)	$0	$0	$(132,796,133)

UBS U.S. Large Cap Equity Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$227,437,815	$5,366,312	$0	$232,804,127
Derivatives	0	0	0	0

Total	$227,437,815	$5,366,312	$0	$232,804,127

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(84,803)	0	0	(84,803)

Total	$(84,803)	$0	$0	$(84,803)

UBS U.S. Large Cap Growth Equity Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$270,847,557	$13,707,398	$0	$284,554,955
Derivatives	0	0	0	0

Total	$270,847,557	$13,707,398	$0	$284,554,955

Liabilities
Securities sold short		$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS U.S. Large-Cap Value Equity Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$68,927,558	$1,779,320	$0	$70,706,878
Derivatives	0	0	0	0

Total	$68,927,558	$1,779,320	$0	$70,706,878

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS Absolute Return Investment Grade Bond Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$127,391,555	$669,228	$128,060,783
Derivatives	$138,104	930,062	0	1,068,166

Total	$138,104	$128,321,617	$669,228	$129,128,949

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(994,673)	(880,505)	0	(1,875,178)

Total	$(994,673)	$(880,505)	$0	$(1,875,178)

UBS Corporate Bond Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities		$308,606,626	$0	$308,606,626
Derivatives	22,278	3,412,198	0	3,434,476

Total	$22,278	$312,018,824	$0	$312,041,102

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives		(557,271)	0	(557,271)

Total	$0	$(557,271)	$0	$(557,271)

UBS High Yield Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$7,089	$440,581,304	$0	$440,588,393
Derivatives	0	8,777,112	0	8,777,112

Total	$7,089	$449,358,416	$0	$449,365,505

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(3,493,277)	0	(3,493,277)

Total	$0	$(3,493,277)	$0	$(3,493,277)

UBS Opportunistic Emerging Markets Debt Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$30,788,207	$4,693,391	$35,481,598
Derivatives	0	1,581,166	0	1,581,166

Total	$0	$32,369,373	$4,693,391	$37,062,764

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(301,083)	0	(301,083)

Total	$0	$(301,083)	$0	$(301,083)

UBS Opportunistic High Yield Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$19,026,845	$0	$19,026,845
Derivatives	0	1,413,616	0	1,413,616

Total	$0	$20,440,461	$0	$20,440,461

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(1,352,360)	0	(1,352,360)

Total	$0	$(1,352,360)	$0	$(1,352,360)

UBS Opportunistic Loan Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$29,668,052	$0	$29,668,052
Derivatives	0	0	0	0

Total	$0	$29,668,052	$0	$29,668,052

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(785,987)	0	(785,987)

Total	$0	$(785,987)	$0	$(785,987)

UBS U.S. Bond Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$32,259,399	$0	$32,259,399
Derivatives	7,513	129,204	0	136,717

Total	$7,513	$32,388,603	$0	$32,396,116

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(104,588)	(204,832)	0	(309,420)

Total	$(104,588)	$(204,832)	$0	$(309,420)

UBS Cash Management Prime Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$450,854,836	$0	$450,854,836
Derivatives	0	0	0	0

Total	$0	$450,854,836	$0	$450,854,836

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS U.S. Securitized Mortgage Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$659,140,304	$42,309,881	$701,450,185
Derivatives	0	0	0	0

Total	$0	$659,140,304	$42,309,881	$701,450,185

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(9,363,616)	0	(9,363,616)

Total	$0	$(9,363,616)	$0	$(9,363,616)

UBS U.S. Treasury Inflation Protected Securities Relationship Fund

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$38,099,692	$0	$38,099,692
Derivatives	0	0	0	0

Total	$0	$38,099,692	$0	$38,099,692

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

Insert - Level 3 Rollforward Disclosure

The following is a rollforward of the Funds' assets that were valued using unobservable inputs for the period:

UBS Global Securities Relationship Fund

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$6,089,212	$0	$6,089,212
Total gains or losses (realized/unrealized) included in earnings	(1,482,601)	0	(1,482,601)
Purchases, sales, issuances, and settlements (net)	(620,800)	0	(620,800)
Transfers in and/or out of Level 3	(835,811)	0	(835,811)

Ending balance	$3,150,000	$0	$3,150,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.	$(79,682)	$0	$(79,682)

UBS Emerging Markets Equity Relationship Fund

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$6,691,365	$0	$6,691,365
Total gains or losses (realized/unrealized) included in earnings	(2,747,844)	0	(2,747,844)
Purchases, sales, issuances, and settlements (net)	518,297	0	518,297
Transfers in and/or out of Level 3	0	0	0

Ending balance	$4,461,818	$0	$4,461,818

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.	$(4,455,911)	$0	$(4,455,911)

UBS International Equity Relationship Fund

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$0	$0	$0
Total gains or losses (realized/unrealized) included in earnings	0	0	0
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	854,975	0	854,975

Ending balance	$854,975	$0	$854,975

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.	$(561,719)	$0	$(561,719)

UBS Absolute Return Investment Grade Bond Relationship Fund

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$6,763,837	$0	$6,763,837
Total gains or losses (realized/unrealized) included in earnings	(2,585,539)	0	(2,585,539)
Purchases, sales, issuances, and settlements (net)	(273,163)	0	(273,163)
Transfers in and/or out of Level 3	(3,235,907)	0	(3,235,907)

Ending balance	$669,228	$0	$669,228

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.	$4,585,223	$0	$4,585,223

UBS Opportunistic Emerging Markets Debt Relationship Fund

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$14,773,861	$1,935,303	$16,709,164
Total gains or losses (realized/unrealized) included in earnings	(662,497)	0	(662,497)
Purchases, sales, issuances, and settlements (net)	(1,876,059)	0	(1,876,059)
Transfers in and/or out of Level 3	(9,477,217)	0	(9,477,217)

Ending balance	$2,758,088	$1,935,303	$4,693,391

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.	$(721,960)	$0	$(721,960)

UBS Opportunistic High Yield Relationship Fund

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$16,338	$0	$16,338
Total gains or losses (realized/unrealized) included in earnings	(50,408)	0	(50,408)
Purchases, sales, issuances, and settlements (net)	34,070	0	34,070
Transfers in and/or out of Level 3	0	0	0

Ending balance	$0	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.		$0

UBS U.S. Bond Relationship Fund

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$743,860	$0	$743,860
Total gains or losses (realized/unrealized) included in earnings	145,172	0	145,172
Purchases, sales, issuances, and settlements (net)	(414,040)	0	(414,040)
Transfers in and/or out of Level 3	(474,992)	0	(474,992)

Ending balance	$0	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.		$0	$0

UBS U.S. Securitized Mortgage Relationship Fund

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$207,569,650	$0	$207,569,650
Total gains or losses (realized/unrealized) included in earnings	(32,087,284)	0	(32,087,284)
Purchases, sales, issuances, and settlements (net)	(28,690,933)	0	(28,690,933)
Transfers in and/or out of Level 3	(77,292,328)	0	(77,292,328)

Ending balance	$69,499,105	$0	$69,499,105

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.	$(22,500,300)	$0	$(22,500,300)

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At September 30, 2008, UBS Global Securities Relationship Fund, UBS Absolute Return Investment Grade Bond Relationship Fund, UBS U.S. Bond Relationship Fund and UBS Corporate Bond Relationship Fund had outstanding interest rate swap agreements with the following terms:

UBS Global Securities Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	39,400,000	09/15/10	2.8163	%(1)	3.6000	%(2)	$230,321
Goldman Sachs International	USD	78,300,000	03/17/10	2.8163	(1)	2.6212	(2)	(598,204)
Goldman Sachs International	USD	39,400,000	09/15/10	2.8163	(1)	3.6000	(2)	230,321

								$(137,562)

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Payments received are based on the notional amount.

BBA	British Banking Association

LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD United States Dollar

UBS Absolute Return Investment Grade Bond Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
JPMorgan Chase Bank	USD	17,100,000	06/12/11	—	(1)	5.6100	%(2)	$598,971
JPMorgan Chase Bank	USD	4,000,000	06/12/19	5.8475	%(2)	—	(1)	(392,716)
Merrill Lynch	USD	118,300,000	03/15/10	2.8188	(3)	3.1926	(2)	71,904
Merrill Lynch	USD	24,600,000	08/31/12	2.8100	(3)	3.3652	(2)	(473,005)
Merrill Lynch	USD	33,600,000	02/15/15	4.1943	(2)	2.8044	(3)	(14,784)
Merrill Lynch	USD	14,100,000	05/15/16	4.1717	(2)	2.8044	(3)	40,358

								$(169,272)

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 3 month LIBOR (USD BBA)

BBA	British Banking Association

LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD United States Dollar

UBS U.S. Bond Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	1,500,000	09/15/10	2.8163	%(1)	3.6000	%(2)	$8,769
Goldman Sachs International	USD	8,000,000	03/17/10	2.8163	(1)	2.6212	(2)	(61,119)
Goldman Sachs International	USD	1,500,000	09/15/10	2.8163	(1)	3.6000	(2)	8,769
JPMorgan Chase Bank	USD	3,000,000	06/12/11	—	(3)	5.6100	(2)	105,083
JPMorgan Chase Bank	USD	700,000	06/12/19	5.8475	(2)	—	(3)	(68,725)
Merrill Lynch	USD	3,900,000	08/31/12	2.8100	(1)	3.3652	(2)	(74,989)
Merrill Lynch	USD	2,300,000	05/15/16	4.1717	(2)	2.8044	(1)	6,583

								$(75,629)

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.

BBA	British Banking Association

LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD United States Dollar

UBS Corporate Bond Relationship Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	4,000,000	12/15/38	4.6250	%(1)	—	(2)	$39,312

(1)	Payments made based on the notional amount.
(2)	Based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.

BBA	British Banking Association

Currency type abbreviation:

USD United States Dollar

At September 30, 2008, UBS Absolute Return Investment Grade Bond Relationship Fund, UBS Opportunistic Emerging Markets Debt Relationship Fund, UBS Corporate Bond Relationship Fund, UBS High Yield Relationship Fund, UBS Opportunistic High Yield Relationship Fund, UBS U.S. Securitized Mortgage Relationship Fund and UBS Opportunistic Loan Relationship Fund had outstanding credit default swap agreements with the following terms:

UBS Absolute Return Investment Grade Bond Relationship Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	2,000,000	03/20/13	1.3800	%(1)	—	(2)	$218,829

(1)	Payments made are based on the notional amount.
(2)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Merrill Lynch & Co., Inc. 5.000% bond, due 01/15/15.

Currency type abbreviation:

USD United States Dollar

UBS Opportunistic Emerging Markets Debt Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	3,500,000	08/20/09	—	(1)	5.5000	%(2)	$(87,217)
Merrill Lynch	USD	4,500,000	03/20/09	—	(3)	4.5500	(2)	(64,224)

								(151,441)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentinian Government 8.280% bond, due 12/31/33.
(2)	Payment made are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.250% bond, due 09/15/27.

Currency type abbreviation:

USD United States Dollar

UBS Corporate Bond Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Citigroup	USD	5,000,000	06/20/13	5.0000	%(1)	—	(2)	$841,938
Citigroup	USD	5,000,000	09/20/13	1.1500	(1)	—	(3)	74,409
Goldman Sachs International	USD	10,000,000	06/20/12	0.6200	(1)	—	(4)	684,286
Goldman Sachs International	USD	8,500,000	09/20/12	—	(5)	0.2200	%(1)	(344,843)
Goldman Sachs International	USD	2,900,000	12/20/12	2.5200	(1)	—	(6)	189,114
Goldman Sachs International	USD	2,900,000	12/20/12	1.4500	(1)	—	(7)	12,298
Goldman Sachs International	USD	5,000,000	06/20/17	0.8600	(1)	—	(8)	263,624
Goldman Sachs International	USD	10,000,000	06/20/17	0.3900	(1)	—	(9)	595,106
Goldman Sachs International	USD	4,350,000	09/20/17	0.5300	(1)	—	(10)	181,587
Goldman Sachs International	USD	5,000,000	09/20/17	0.3700	(1)	—	(11)	110,641
JPMorgan Chase Bank	USD	6,000,000	06/20/11	—	(12)	3.1500	(1)	(112,192)
JPMorgan Chase Bank	USD	3,500,000	09/20/12	—	(13)	0.6300	(1)	(100,236)
JPMorgan Chase Bank	USD	10,050,000	06/20/14	2.8500	(1)	—	(14)	419,883

								$2,815,615

(1)	Payments made or received are based on the notional amount.
(2)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the MGIC Investment Corporation 5.375% bond, due 11/01/15.

(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryder Systems 6.950% bond, due 12/01/25.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Masco Corporation 5.875% bond, due 07/15/12.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Wellpoint Inc. 6.800% bond, due 08/01/12.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryland Group 5.375% bond, due 01/15/15.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the MDC Holdings Inc. 5.500% bond, due 05/19/13.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Alcoa Inc. 6.500% bond, due 06/01/11.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Daimler AG 6.500% bond, due 11/15/13.
(10)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Anheuser-Busch Cos Inc. 5.625% bond, due 10/01/10.
(11)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Aetna Inc. 6.625% bond, due 06/15/36.
(12)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the HSBC Finance Corp. 7.000% bond, due 05/15/12.
(13)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bear Stearns Cos., Inc. 5.300% bond, due 10/30/15.
(14)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Brunswick Corp. 7.125% bond, due 08/01/27.

Currency type abbreviation:

USD United States Dollar

UBS High Yield Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	10,000,000	06/20/13	5.0000	%(1)	—	(2)	$1,001,615
Goldman Sachs International	USD	48,510,000	12/20/12	3.7500	(1)	—	(3)	5,772,267
Goldman Sachs International	USD	20,000,000	06/20/13	5.0000	(1)	—	(2)	2,003,230
JPMorgan Chase Bank	USD	38,000,000	06/20/12	—	(4)	1.2000	%(1)	(3,493,277)

								$5,283,835

(1)	Payments made or received are based on the notional amount.
(2)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX-NA-HY Series 10 Index.

(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX-NA-HY Series 9 Index.

(4)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX-NA Series 8 Index.

Currency type abbreviation:

USD United States Dollar

UBS Opportunistic High Yield Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	11,365,200	12/20/12	—	(1)	3.7500	%(2)	$(1,352,360)
Goldman Sachs International	USD	11,880,000	12/20/12	3.7500	%(2)	—	(3)	1,413,616

								$61,256

(1)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX-NA-HY Series 9 Index.

(2)	Payments made or received are based on the notional amount.
(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX-NA-HY Series 9 Index.

Currency type abbreviation:

USD United States Dollar

UBS U.S. Securitized Mortgage Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	10,000,000	10/12/52	—	(1)	1.3400	%(2)	$(9,363,616)

(1)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-AAA 07-1 Index.

(2)	Payments made are based on the notional amount.

Currency type abbreviation:

USD United States Dollar

UBS Opportunistic Loan Relationship Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD 8,	550,000	06/20/12	—	(1)	1.2000	%(2)	$(785,987)

(1)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 8 Index.

(2)	Payment made are based on the notional amount.

Currency type abbreviation:

USD United States Dollar

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the period ended September 30, 2008 for UBS Absolute Return Investment Grade Bond Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2007	1,641	$609,827
Options written	3,823	2,065,251
Options terminated in closing purchase transactions	(2,669)	(1,686,716)
Options expired prior to exercise	(2,264)	(553,586)
Options exercised	—	—

Options outstanding at September 30, 2008	531	$434,776

Written option activity for the period ended September 30, 2008 for UBS U.S. Bond Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2007	375	$140,186
Options written	276	197,868
Options terminated in closing purchase transactions	(294)	(223,821)
Options expired prior to exercise	(293)	(61,442)
Options exercised	—	—

Options outstanding at September 30, 2008	64	$52,791

4. Short sales

UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Equity Alpha is charged a securities loan fee equal to 0.40% of short market value in connection with short sale transactions.

5. Transactions with affiliates

The Funds may invest in units of certain affiliated investment companies also sponsored by the Advisor. The Funds pay no management fees to these affiliated investment companies. Amounts relating to those investments for the period ended September 30, 2008 were as follows:

UBS Global Securities Relationship Fund

Affiliated investment companies	Value 12/31/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS Emerging Markets Equity Relationship Fund	$34,202,406	$26,799,007	$2,000,000	$681,141	$(18,745,925)	$40,936,629	1.91%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	4,476,780	—	4,237,210	(262,790)	23,220	—	0.00%
UBS Small-Cap Equity Relationship Fund	83,708,732	30,216,000	25,000,000	12,925,010	(25,960,991)	75,888,751	3.54%
UBS Corporate Bond Relationship Fund	93,543,418	39,950,000	55,500,000	3,505,993	(14,194,613)	67,304,798	3.14%
UBS High Yield Relationship Fund	88,688,099	54,000,000	16,000,000	2,285,906	(10,686,474)	118,287,531	5.52%
UBS U.S. Securitized Mortgage Relationship Fund	246,948,114	67,000,000	147,850,000	(38,330,358)	(28,844,586)	98,923,170	4.63%
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	—	8,200,000	—	—	(311,469)	7,888,531	0.37%

	$551,567,549	$226,165,007	$250,587,210	$(19,195,098)	$(98,720,838)	$409,229,410	19.11%

UBS International Equity Relationship Fund
Affiliated investment company	Value 12/31/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	$768,503	$0	$727,369	$(45,117)	$3,983	$0	0.00%

UBS Absolute Return Investment Grade Bond Relationship Fund
Affiliated investment company	Value 12/31/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$87,955,787	$0	$83,104,073	$(8,895,927)	$4,044,213	$0	0.00%

The Funds may invest in units of the UBS Supplementary Trust – U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income or as securities lending –net in the Statements of operations. Amounts relating to those investments at September 30, 2008 and for the period then ended were as follows:

Fund	Value 12/31/07	Purchases	Sales proceeds	Net income earned	Value 09/30/08	% of net assets
UBS Global Securities Relationship Fund	$143,144,563	$725,640,451	$723,254,209	$2,833,609	$145,530,805	6.79%
UBS Emerging Markets Equity Relationship Fund	2,698,339	120,918,511	118,743,513	35,287	4,873,337	1.65%
UBS International Equity Relationship Fund	780,074	15,415,036	16,138,663	9,557	56,447	0.10%
UBS Small-Cap Equity Relationship Fund	126,484,848	176,047,748	248,064,907	1,480,217	54,467,689	18.57%
UBS U.S. Large Cap Equity Relationship Fund	17,705,424	68,845,201	81,184,313	245,633	5,366,312	2.31%
UBS U.S. Large Cap Growth Equity Relationship Fund	27,964,723	13,697,070	27,964,723	115,730	13,697,070	5.00%
UBS U.S. Large-Cap Value Equity Relationship Fund	2,115,900	21,072,551	21,409,132	33,008	1,779,319	2.55%
UBS Corporate Bond Relationship Fund	12,458,017	383,657,638	393,930,014	399,668	2,185,641	0.69%
UBS High Yield Relationship Fund	14,955,707	549,906,731	555,454,139	1,237,101	9,408,299	2.04%
UBS Opportunistic High Yield Relationship Fund	6,811,956	100,768,572	105,917,998	149,654	1,662,530	9.75%
UBS U.S. Bond Relationship Fund	1,820,295	33,531,230	31,942,553	14,613	3,408,972	11.49%
UBS Cash Management Prime Relationship Fund	735,918,292	2,165,954,848	2,451,018,304	15,448,890	450,854,836	100.00%
UBS U.S. Securitized Mortgage Relationship Fund	102,782,951	1,153,479,237	1,256,262,188	2,042,425	—	—

The Funds may invest in units of the UBS Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments at September 30, 2008 and for the period then ended were as follows:

Fund	Value 12/31/07	Purchases	Sales proceeds	Interest income	Value 09/30/08	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$732,186	$45,074,144	$44,781,250	$27,467	$1,025,080	2.10%
UBS U.S. Equity Alpha Relationship Fund	8,874,935	161,438,515	163,739,577	125,267	6,573,873	1.07%
UBS U.S. Large Cap Growth Equity Relationship Fund	7,199,326	47,053,895	54,242,893	88,543	10,328	0.00%*
UBS Absolute Return Investment Grade Bond Relationship Fund	83,497,842	299,506,528	362,196,488	1,094,636	20,807,882	16.04%
UBS Opportunistic Emerging Markets Debt Relationship Fund	5,899,662	52,443,794	58,343,456	66,606	—	0.00%
UBS Opportunistic Loan Relationship Fund	0	60,996,197	46,683,035	215,479	14,313,162	49.57%
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	52,117	10,004,062	9,078,196	5,399	977,983	2.56%

*	Amount represents less than 0.005%

6. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Securities Relationship Fund, UBS Small-Cap Equity Relationship Fund and UBS U.S. Large Cap Growth Equity Relationship Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolios of investments. In addition, the UBS Global Securities Relationship Fund received US Government Agency securities as collateral amounting to $4,294,006, which cannot be resold. The value of loaned securities and related collateral outstanding at September 30, 2008, were as follows:

Fund	Market value of securities loaned	Market value of collateral received from securities loaned	Market value of investments of cash collateral received
UBS Global Securities Relationship Fund	$59,496,440	$60,917,376	$56,623,370
UBS Small-Cap Equity Relationship Fund	42,847,821	44,377,760	44,377,760
UBS U.S. Large Cap Growth Equity Relationship Fund	13,399,803	13,697,070	13,697,070

For more information regarding the Funds’ other significant accounting policies please refer to the Funds’ semi-annual report to shareholders dated June 30, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: December 1, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date: December 1, 2008